Registration No. 333-148459

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 77	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under ContributorPlus individual flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

ContributorPlus Contract—File No. 333-148459

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information, Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio companies	The Portfolios

(d) Portfolios prospectuses	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(b) Sales load	Early Withdrawal Charge

(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers

(d) Commissions	Distribution and Compensation Arrangements

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	The Contract; The Separate Account

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments

(b) Impact of portfolio company investment performance	Purchase Payments

(c) Daily calculation	Purchase Payments ; Definitions

(d) Underwriter	Distribution and Compensation Arrangements

Form N-4 Part A Item No.	Heading in Prospectus
11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; Our Right to Terminate

(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount

(b) Other subaccounts	(SAI) Performance Information; Appendices A and B to SAI

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

ContributorPlus®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2015

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options. The Contract also offers a Purchase Payment bonus. The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the Purchase Payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the early withdrawal charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Contract currently offers Subaccounts that invest in the corresponding Portfolios listed below.

American Century Variable Portfolios, Inc.	Invesco Variable Insurance Funds+ (continued)
-Capital Appreciation Fund-Class I	-International Growth Fund-Series II Shares
-Large Company Value Fund-Class II	-Mid Cap Core Equity Fund-Series II Shares
-Mid Cap Value Fund-Class II	-Mid Cap Growth Fund-Series II Shares
-Small Cap Equity Fund-Series I Shares
Deutsche Variable Series II
-Deutsche Global Growth VIP-Class A	Janus Aspen Series
-Deutsche Small Mid Cap Value VIP-Class B	-Balanced Portfolio-Service Shares
-Enterprise Portfolio-Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -Service Shares	-Janus Portfolio-Service Shares -Overseas Portfolio-Service Shares

Dreyfus Stock Index Fund, Inc. -Service Shares
Morgan Stanley-The Universal Institutional Funds, Inc. (UIF)
Dreyfus Variable Investment Fund	-Mid Cap Growth Portfolio-Class I
-Money Market Portfolio
Neuberger Berman Advisers Management Trust
Franklin Templeton Variable Insurance Products Trust	-Guardian Portfolio-Class S
-Franklin Mutual Global Discovery VIP Fund-Class 2
-Franklin Mutual Shares VIP Fund-Class 2	Oppenheimer Variable Account Funds
-Franklin Small Cap Value VIP Fund-Class 2	-Capital Appreciation Fund/VA-Service Shares
-Franklin U.S. Government Securities VIP Fund-Class 2	-Global Fund/VA-Service Shares
-Templeton Foreign VIP Fund-Class 2	-Main Street Fund®/VA-Service Shares
-Templeton Global Bond VIP Fund-Class 2	-Main Street Small Cap Fund®/VA-Service Shares

ALPS Variable Investment Trust	PIMCO Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-High Yield Portfolio-Administrative Class
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Real Return Portfolio-Administrative Class
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Total Return Portfolio-Administrative Class
-Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
Wilshire Variable Insurance Trust
Invesco Variable Insurance Funds+	-2015 ETF Fund
-American Value Fund -Series I	-2025 ETF Fund
-Comstock Fund-Series I	-2035 ETF Fund
-Global Real Estate Fund-Series II Shares

Effective August 11, 2014, DWS Variable Series II changed its name to Deutsche Variable Series II, DWS Global Growth VIP changed its name to Deutsche Global Growth VIP and DWS Small Mid Cap Value VIP changed its name to Deutsche Small Mid Cap Value VIP.

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix E: Closed Subaccounts.

Cutoff Date
AB Variable Product Series: International Value Portfolio-Class B	April 30, 2010
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund: Value Portfolio	April 30, 2015
Dreyfus Investment Portfolios: MidCap Stock Portfolio-Service Shares	April 30, 2010
Morgan Stanley Universal Institutional Funds, Inc (UIF).: Core Plus Fixed Income Portfolio-Class I	April 30, 2010
Oppenheimer Variable Account Funds: Conservative Balanced Fund/VA-Service Shares	April 30, 2009

-Effective April 30, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund/VA.

-On May 1, 2015, AllianceBernstein VPS International Value Portfolio changed its name to AB VPS International Value Portfolio. This name change reflects the rebranding of AllianceBernstein, which is now referred to as AB. In addition, AllianceBernstein Variable Products Series Fund, Inc. is now referred to as AB Variable Products Series Fund, Inc.

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2015 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2015, contains more information about the Separate Account and the ontract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The SEC file number for the Contract is 333-148459.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

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Contract Availability and Form Number

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. Our form number for the Contract is P1814807NW. This form number may vary by state,

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 8-10 of this prospectus.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant. The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee. More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid under the Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•	The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. A contract described in this prospectus. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract. The words “you” and “your” in this prospectus also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

•	A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	9.00%	9.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment and any related bonus separately. The charge on each Purchase Payment and any related bonus decreases to zero after 8 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.40%	1.65%	1.60%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.55%	1.80%	1.75%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.41%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Deutsche Global Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2014. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The Purchase Payment Bonus Rate is 4%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.80% are incurred.

•	The maximum Portfolio expenses (1.41%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,259	$1,846	$2,534	$4,766
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$359	$1,146	$2,034	$4,766

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The Purchase Payment Bonus Rate is 4%.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.55% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,144	$1,485	$1,906	$3,370
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$244	$785	$1,406	$3,370

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last seven fiscal years through December 31, 2014, or from the end of the year of inception of a Subaccount, if later, to December 31, 2014; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Purchase Payment Bonus	We will credit a bonus to each Purchase Payment that we receive during the life of the Contract.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December  31, 2014 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Capital Appreciation Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap growth

Large Company Value Fund	Class II	American Century Investment Management	US equity large cap value: large value

Mid Cap Value Fund	Class II	American Century Investment Management	US equity mid cap: mid-cap value

Deutsche Variable Series II

Deutsche Global Growth VIP	Class A	Deutsche Investment Management Americas	Global equity: world stock

Deutsche Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Deutsche Asset Wealth Management	US equity mid cap: mid-cap value

Dreyfus

The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation Sub-Advisor: Mellon Capital Managment	US equity large cap blend: large blend

Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capital Management	US equity large cap blend: large blend

Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers Sub-Advisor: Franklin Templeton Investment Management	Global equity: world stock

Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers	US equity large cap value: large value

Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services	US equity small cap: small value

Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers	US fixed income: intermediate government

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	Global equity large cap: foreign large value

Templeton Global Bond VIP Fund	Class 2	Franklin Advisers	Global fixed income: world bond

ALPS Variable Investors Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation

Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation

Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Invesco Variable Insurance Funds

American Value Fund	Series I	Invesco Advisers	US equity mid cap: mid-cap value

Comstock Fund	Series I	Invesco Advisers	US equity large cap value: large value

Global Real Estate Fund	Series II	Invesco Advisers Sub-Advisor: Invesco Asset Management	Real estate sector equity: global real estate

International Growth Fund	Series II	Invesco Advisers	Global equity large cap: foreign large growth

Mid Cap Core Equity Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap blend

Mid Cap Growth Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap growth

Small Cap Equity Fund	Series I	Invesco Advisers	US equity small cap: small blend

Janus Aspen Series

Balanced Portfolio	Service	Janus Capital Management	Moderate allocation: moderate allocation

Enterprise Portfolio	Service	Janus Capital Management	US equity mid cap: mid-cap growth

Janus Portfolio	Service	Janus Capital Management	US equity large cap growth: large growth

Overseas Portfolio	Service	Janus Capital Management	Global equity large cap: foreign large blend

Morgan Stanley—The Universal Institutional Funds, Inc.(UIF)

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

Neuberger Berman Advisers Management Trust

Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	US equity large cap growth: large growth

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA	Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	US equity large cap growth: large growth

Global Fund/VA	Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	Global equity: world stock

Main Street Fund®/VA	Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	US equity large cap blend: large blend

Main Street Small Cap Fund®/VA	Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	US equity small cap: small blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Administrative	Pacific Investment Management	High yield fixed income: high yield bond

Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	N/A	Wilshire Associates	Target date 2000-2020: target date 2011-2015

2025 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2021-2025

2035 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2031-2035

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate each Purchase Payment and any related bonus to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•	If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) and any related bonus(es) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Purchase Payment Bonus. We will credit a bonus to each Purchase Payment that we receive during the life of the Contract. The amount of the bonus is equal to the Purchase Payment Bonus Rate multiplied by the amount of the Purchase Payment. The Purchase Payment Bonus Rate is based on your Bonus Base Amount as shown in the table below.

Bonus Base Amount	Bonus Percentage
Less than $250,000	4.0%
$250,000 or more	5.0%

Your Bonus Base Amount at any point in time is equal to: (1) the total of all Purchase Payments that we have received since the Contract effective date, before deduction of premium tax or other taxes; less (2) all withdrawals since the Contract effective date. Your Bonus Base Amount does not include any bonuses paid on Purchase Payments.

To offset the costs that we incur in connection with the Purchase Payment bonus,

•	the maximum early withdrawal charge for the Contract is slightly higher than the corresponding charge for similar products that we offer without this bonus;

•	the period during which the charge applies is also slightly longer than the early withdrawal charge period for those products; and

•	the mortality and expense risk charge is higher than the corresponding charge for those products.

As a result, the Purchase Payment bonus may not benefit you in certain circumstances and similar products that we offer without this bonus may provide greater value to you. Whether the Purchase Payment bonus is worth more to you than the associated charges depends on a variety of factors, including the amount of the bonus credit and associated charges, the length of time that you hold your Contract, and the return on the investment options that you select. Although the Contracts offer a Purchase Payment bonus, we anticipate that we will make a profit from the sale of the Contracts because we expect the fees and charges that we collect under the Contracts to exceed the actual expenses, including bonus payments, that we incur in connection with the Contracts.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Additional information about the recapture of bonus amounts is set out in the following sections of this prospectus: Death Benefit and Your Right to Cancel.

Bonus Examples. An example of how a bonus is calculated is set out in Appendix D. An example of how the early withdrawal charge applies to a Purchase Payment and a related bonus is also set out in Appendix D.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) and any related bonus(es) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) less any bonus amounts credited to the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payment(s).

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Contract

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Contract Maintenance Fee	The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted

•       Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•       After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•       We also deduct the full annual fee at the time of a surrender.

Waivers

•       Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•       After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•       After the Commencement Date where required to satisfy state law.

•       In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 9% of each Purchase Payment and any related bonus, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

	Number of Full Years Elapsed	Early Withdrawal Charge
	Less than 1 year	9.00%
	1 year	8.00%
	2 years	7.00%
	3 years	6.00%
	4 years	5.00%
	5 years	4.00%
	6 years	3.00%
	7 years	2.00%
	8 years or more	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•       Free withdrawal privilege.

•       If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•       If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•       If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•       Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•       In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $3,900 and you receive $96,100.

Charge on Purchase Payments held for 2 year	$1,400	($20,000 x 0.07)
Charge on Purchase Payments held for 4 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 7 years	$1,000	($50,000 x 0.02)

Total early withdrawal charge	$3,900

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•       We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•       We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.003863% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.40%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0045582%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.65%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004419% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.60%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege. The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments and any related bonuses that would otherwise be subject to the early withdrawal charge. You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement. We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract: (1) you are at least 55 years old; (2) you have severed your employment; and (3) your Contract has been in force for at least 7 years.

We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges. To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The amount of each withdrawal must be at least $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your Contract in full at any time before the earlier of: (1) the Annuity Commencement Date; or (2) a death for which a Death Benefit is payable. A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge. An outstanding loan balance does not affect the calculation of the crediting of purchase payment bonuses.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date. The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules. Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract. The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us including the bonuses credited to the Purchase Payments, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

•	Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•	The Death Benefit under this Rider will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. The Death Benefit amount under this Rider will also be reduced by the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date.

•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars, is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option. Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes. At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and you will receive a refund. We will calculate the amount of such refund based on the procedures described below.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Calculation of Refund Amount. If you cancel your Contract during the right to cancel period, the refund amount will vary depending on whether we have exercised our right to allocate Purchase Payments and any related bonuses temporarily to the Fixed Accumulation Account or a money market Subaccount. The following chart explains how we will calculate the refund amount.

Circumstances	Refund Amount
If we have not exercised our right to make temporary allocations

We will refund the Purchase Payments made for your Contract, less any bonus amounts credited to the Purchase Payments, plus any investment gains (including investment gains on the bonus amounts) or minus any investment losses (including investments losses on the bonus amounts) under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Note that, in this case, we will recapture the entire amount of any bonus even if your Contract has declined in value to an amount that is less than your Purchase Payments.

If we have exercised our right to make temporary allocations	We will refund the greater of: (1) the Purchase Payments made for your Contract, less any bonus amounts credited to the Purchase Payments; or (2) your Account Value, without deduction of an early withdrawal charge, less any bonus amounts credited to the Purchase Payments.

Our Right to Terminate. We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

We recapture the amount of any bonus credited to a Purchase Payment made within the 12 month period that ends on the Death Benefit Valuation Date. Such a recapture may affect the step up in Account Value.

Same-Gender Married Couples, Civil Union Partners, and Domestic Partners. Federal tax law now recognizes a marriage of same-gender individuals if the marriage was validly entered into in a state or foreign jurisdiction that authorizes it, regardless of whether recognized by the law of their state of residence. Therefore, the rights to become successor owner and the favorable tax treatment provided by federal tax law to a surviving spouse are available to the surviving spouse of a same-gender marriage. However, the rights to become successor owner are only available to a civil union partner/domestic partner in applicable states, and the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Joint Owners.

•	For a Tax Qualified Contract. No joint owner is permitted.

•	For any other Contract. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

Transfer of Ownership.

•	For a Tax Qualified Contract. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment.

•	For a Tax Qualified Contract. You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the contract’s maturity date; or (2) from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the beneficiary does not come forward to claim the death benefit in a timely manner, we will escheat it.

If we escheat death benefit, maturity payments, or other contract proceeds, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) Depending on the circumstances, the proceeds are paid (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. However, the state will hold the proceeds without interest until a valid claim is made by the beneficiary, the contract owner, or other person entitled to the proceeds.

To prevent escheatment of the death benefit or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pays sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•    IRC §408 (IRA, SEP, SIMPLE IRA)

•    IRC §408A (Roth IRA)

•    IRC §403(b) (Tax-Sheltered Annuity)

•    IRC §401 (Pension, Profit–Sharing, 401(k))

•    Governmental IRC §457(b)

•    IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the Internal Revenue Code and the terms of the retirement plan		None

Distribution Restrictions	Distributions from plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other post-tax amounts is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from after-tax contributions and other post-tax amounts on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions, other post-tax amounts, or “investment in the contract” to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax contributions, post-tax amounts, or “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The Internal Revenue Code or the terms of a retirement plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be exchanged for another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code. Amounts may be exchanged into a non-tax-qualified Contract from a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

All Contracts are generally subject to required distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•	If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-148459.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Performance Information Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2015 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century Capital Appreciation Fund-Class I (Inception Date 4/25/2014)
10.785084	655.646	10.770019	0.000	10.766268	0.000	12/31/14
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
13.726437	15,392.026	13.541421	0.000	13.502489	0.000	12/31/14
12.363486	18,246.673	12.221665	0.000	12.192717	0.000	12/31/13
9.583329	8,890.551	9.492665	0.000	9.474990	0.000	12/31/12
8.365461	2,802.992	8.303254	0.000	8.292028	0.000	12/31/11
8.425311	10.064	8.379646	0.000	8.372552	0.000	12/31/10
7.723858	10.130	7.697617	0.000	7.694996	0.000	12/31/09
6.542669	10.220	6.533709	0.000	N/A	N/A	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
18.612022	8,442.773	18.361145	0.000	18.308403	0.000	12/31/14
16.263971	7,292.443	16.077384	0.000	16.039340	0.000	12/31/13
12.717484	5,932.293	12.597158	0.000	12.573720	0.000	12/31/12
11.115040	2,056.017	11.032405	0.000	11.017494	0.000	12/31/11
11.385635	868.944	11.323945	0.000	11.314354	0.000	12/31/10
9.720200	605.491	9.687193	0.000	9.683894	0.000	12/31/09
7.606429	1,203.949	7.596018	0.000	N/A	N/A	12/31/08
Deutsche Variable Series II Global Growth VIP-Class A (formerly DWS Global Growth) (Inception Date 5/1/2008)
9.845778	9.933	9.713017	0.000	9.685116	0.000	12/31/14
9.989273	9.987	9.874637	0.000	9.851273	0.000	12/31/13
8.311643	10.042	8.232976	0.000	8.217664	0.000	12/31/12
7.119270	10.103	7.066304	0.000	7.056756	0.000	12/31/11
8.446237	10.162	8.400455	0.000	8.393353	0.000	12/31/10
7.548395	10.230	7.522745	0.000	7.520191	0.000	12/31/09
5.331005	10.319	5.323694	0.000	N/A	N/A	12/31/08
Deutsche Variable Series II Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)-Class B (Inception Date 5/1/2008)
15.359988	2,355.103	15.214735	0.000	15.178677	0.000	12/31/14
14.845729	1,785.162	14.735277	0.000	14.707817	0.000	12/31/13
11.195056	1,005.815	11.134366	0.000	11.119259	0.000	12/31/12
10.030045	10.137	9.996071	0.000	9.987608	0.000	12/31/11
10.876405	10.196	10.861584	0.000	10.857882	0.000	12/31/10
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
16.300184	868.052	16.080471	0.000	16.034270	339.045	12/31/14
14.634916	684.393	14.467038	0.000	14.432782	339.282	12/31/13
11.093791	1,561.942	10.988840	0.000	10.968380	339.540	12/31/12
10.089117	3,057.520	10.014101	0.000	10.000566	339.826	12/31/11
10.181358	772.533	10.126186	0.000	10.117614	0.000	12/31/10
9.028366	710.053	8.997699	0.000	8.994638	0.000	12/31/09
6.872363	626.265	6.862957	0.000	N/A	N/A	12/31/08
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
15.032715	42,830.657	14.830115	0.000	14.787476	988.762	12/31/14
13.500289	38,059.375	13.345430	0.000	13.313822	917.807	12/31/13
10.411704	32,482.162	10.313202	0.000	10.294000	829.729	12/31/12
9.159146	29,649.920	9.091052	0.000	9.078754	727.214	12/31/11
9.154704	24,806.901	9.105079	0.000	9.097373	610.364	12/31/10
8.118530	9,959.261	8.090945	0.000	8.088197	5.608	12/31/09
6.542384	1,344.748	6.533424	534.910	N/A	N/A	12/31/08

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
0.910542	18,612.059	0.897649	0.000	0.894113	97.993	12/31/14
0.926184	26,502.534	0.915223	0.000	0.912310	4,197.043	12/31/13
0.941827	28,273.827	0.932799	0.000	0.930508	83.538	12/31/12
0.957555	31,557.481	0.950472	0.000	0.948805	62.003	12/31/11
0.973074	40,416.053	0.967916	0.000	0.966872	38.088	12/31/10
0.988582	27,772.568	0.985354	0.000	0.984935	8.824	12/31/09
1.002933	15,684.507	1.001636	697.801	N/A	N/A	12/31/08
Franklin Mutual Global Discovery VIP Fund-Class 2 (Inception Date 5/1/2009)
18.266253	1,987.742	18.056799	0.000	18.004943	814.987	12/31/14
17.551917	1,526.026	17.385981	0.000	17.344841	991.463	12/31/13
13.970160	756.868	13.866224	0.000	13.840423	583.246	12/31/12
12.518968	458.023	12.451241	0.000	12.434418	583.246	12/31/11
13.103538	290.176	13.059139	0.000	13.048089	0.000	12/31/10
11.887989	167.753	11.871802	0.000	11.867763	0.000	12/31/09
Franklin Mutual Shares VIP Fund-Class 2 (Inception Date 5/1/2008)
13.136566	6,485.931	12.959512	0.000	12.922287	0.000	12/31/14
12.456266	3,278.926	12.313387	0.000	12.284261	904.066	12/31/13
9.864549	783.780	9.771239	0.000	9.753060	967.806	12/31/12
8.771300	729.592	8.706100	0.000	8.694329	973.189	12/31/11
9.002972	1,666.568	8.954203	0.000	8.946623	879.008	12/31/10
8.223933	10.200	8.196011	0.000	8.193226	0.000	12/31/09
6.627135	10.290	6.618078	0.000	N/A	N/A	12/31/08
Franklin Small Cap Value VIP Fund-Class 2 (Inception Date 5/1/2009)
23.177879	4,682.846	22.912180	0.000	22.846344	0.000	12/31/14
23.409284	4,628.030	23.188063	0.000	23.133168	0.000	12/31/13
17.453034	2,079.339	17.323252	0.000	17.291006	0.000	12/31/12
14.975564	601.046	14.894612	0.000	14.874469	0.000	12/31/11
15.805218	458.294	15.751718	0.000	15.738378	0.000	12/31/10
12.520323	10.281	12.503298	0.000	12.499046	0.000	12/31/09
Franklin U.S. Government Securities VIP Fund-Class 2 (Inception Date 5/1/2008)
11.194999	9,085.095	11.044127	0.000	11.012381	1,048.576	12/31/14
10.999017	9,389.533	10.872865	0.000	10.847111	1,048.794	12/31/13
11.427978	8,587.102	11.319909	0.000	11.298823	1,046.656	12/31/12
11.393948	7,467.439	11.309299	0.000	11.293993	1,043.370	12/31/11
10.950843	5,436.985	10.891539	0.000	10.882305	6.920	12/31/10
10.565053	4,861.092	10.529232	0.000	10.525637	1.644	12/31/09
10.409170	14.104	10.394984	134.483	N/A	N/A	12/31/08
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2008)
9.623362	12,160.294	9.493644	0.000	9.466365	0.000	12/31/14
10.999380	13,125.453	10.873220	0.000	10.847483	0.000	12/31/13
9.085563	10,538.096	8.999611	0.000	8.982865	0.000	12/31/12
7.806121	2,905.035	7.748083	0.000	7.737611	0.000	12/31/11
8.872400	2,371.474	8.824335	0.000	8.816883	0.000	12/31/10
8.313121	782.843	8.284897	0.000	8.282094	0.000	12/31/09
6.161545	697.547	6.153120	0.000	N/A	N/A	12/31/08
Templeton Global Bond VIP Fund-Class 2 (Inception Date 5/1/2009)
14.034320	9,946.249	13.873381	0.000	13.833525	1,090.903	12/31/14
13.998673	10,327.541	13.866317	0.000	13.833487	1,040.524	12/31/13
13.991196	4,950.544	13.887114	0.000	13.861254	1,143.642	12/31/12
12.351643	3,051.245	12.284835	0.000	12.268213	1,119.088	12/31/11
12.655918	1,423.350	12.613020	0.000	12.602330	149.095	12/31/10
11.232173	92.129	11.216863	0.000	11.213038	0.000	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.898350	159,308.013	11.737966	0.000	11.704235	719.055	12/31/14
11.564052	157,126.149	11.431388	6,277.309	11.404327	719.557	12/31/13
10.500673	167,022.952	10.401336	6,533.202	10.381978	720.104	12/31/12
9.625949	127,817.478	9.554398	6,804.477	9.541476	720.708	12/31/11
9.864697	117,421.481	9.811262	6,698.643	9.802953	0.000	12/31/10
8.975878	75,836.750	8.945411	6,856.501	8.942361	0.000	12/31/09
7.628224	20,818.570	7.617803	0.000	N/A	N/A	12/31/08

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.079216	15,712.886	10.929892	7,061.707	10.898478	0.000	12/31/14
10.950660	27,604.041	10.825055	11,331.390	10.799416	0.000	12/31/13
10.845046	29,994.412	10.742471	11,173.879	10.722470	0.000	12/31/12
10.471123	29,083.315	10.393304	10,969.704	10.379256	0.000	12/31/11
10.311587	35,783.502	10.255725	11,023.577	10.247053	0.000	12/31/10
9.845819	34,056.721	9.812406	10,841.094	9.809083	0.000	12/31/09
9.237023	3,036.959	9.224418	0.000	N/A	N/A	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.910208	209,412.368	11.749683	0.000	11.715909	0.000	12/31/14
11.568510	210,511.250	11.435818	5,921.858	11.408735	0.000	12/31/13
10.082481	196,731.841	9.987112	5,995.535	9.968513	0.000	12/31/12
9.070480	262,818.380	9.003059	6,078.074	8.990880	0.000	12/31/11
9.564825	342,458.033	9.513007	6,148.887	9.504956	0.000	12/31/10
8.532506	334,957.138	8.503536	6,181.556	8.500641	0.000	12/31/09
6.953038	86,635.280	6.943526	0.000	N/A	N/A	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.466892	21,988.793	11.312328	8,892.867	11.279808	0.000	12/31/14
11.274967	23,424.664	11.145629	9,551.298	11.119232	0.000	12/31/13
10.670087	25,445.132	10.569148	9,728.906	10.549471	0.000	12/31/12
10.048312	24,600.484	9.973623	9,022.183	9.960132	0.000	12/31/11
10.096564	23,387.691	10.041865	8,290.981	10.033358	0.000	12/31/10
9.419484	21,902.406	9.387505	7,821.410	9.384308	0.000	12/31/09
8.444952	5,640.186	8.433410	0.000	N/A	N/A	12/31/08
Invesco V.I. American Value Fund-Series I (Inception Date 5/1/2008)
16.488414	8,298.526	16.266149	0.000	16.219435	378.539	12/31/14
15.260084	4,871.484	15.085013	0.000	15.049330	350.767	12/31/13
11.544367	4,745.690	11.435133	0.000	11.413860	318.838	12/31/12
9.996990	3,344.233	9.922642	0.000	9.909234	281.949	12/31/11
10.061397	2,746.274	10.006853	0.000	9.998392	427.078	12/31/10
8.360263	713.666	8.331851	0.000	8.329026	0.000	12/31/09
6.100196	923.992	6.091834	0.000	N/A	N/A	12/31/08
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
15.042557	3,419.629	14.930478	0.000	14.902630	623.686	12/31/14
13.968340	2,294.240	13.892483	0.000	13.873605	0.000	12/31/13
10.434478	2,113.051	10.398911	0.000	10.390052	0.000	12/31/12
8.889875	922.580	8.877692	0.000	8.874649	0.000	12/31/11
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
10.642564	19,946.752	10.499079	0.000	10.468952	1,638.779	12/31/14
9.454045	18,738.044	9.345552	0.000	9.323462	1,614.499	12/31/13
9.374483	17,203.981	9.285769	0.000	9.268521	1,587.947	12/31/12
7.448634	7,216.804	7.393221	0.000	7.383254	1,558.598	12/31/11
8.111406	5,373.215	8.067434	0.000	8.060636	179.114	12/31/10
7.027577	2,058.026	7.003692	0.000	7.001324	1.280	12/31/09
5.444932	901.578	5.437471	128.544	N/A	N/A	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
10.980090	5,229.218	10.832092	0.000	10.800956	932.735	12/31/14
11.142924	5,800.035	11.015114	0.000	10.989029	230.858	12/31/13
9.533809	4,492.275	9.443625	0.000	9.426033	585.689	12/31/12
8.402871	5,366.439	8.340405	0.000	8.329121	505.395	12/31/11
9.176549	2,173.526	9.126852	0.000	9.119121	0.000	12/31/10
8.277270	249.638	8.249167	0.000	8.246363	0.000	12/31/09
6.231920	10.360	6.223396	0.000	N/A	N/A	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
13.371176	3,077.566	13.190917	0.000	13.153008	1,053.530	12/31/14
13.038117	694.465	12.888526	0.000	12.858012	1,127.803	12/31/13
10.308943	313.312	10.211392	0.000	10.192391	1,061.057	12/31/12
9.466752	1,425.329	9.396360	0.000	9.383657	921.674	12/31/11

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.284418	298.734	10.228681	0.000	10.220034	0.000	12/31/10
9.181228	299.094	9.150044	0.000	9.146933	0.000	12/31/09
7.181718	10.260	7.171892	0.000	N/A	N/A	12/31/08
Invesco V.I. Mid Cap Growth Fund-Series II Shares (Inception Date 5/1/2012)
13.929318	14,456.972	13.853570	0.000	13.834728	598.767	12/31/14
13.138202	13,159.780	13.093356	0.000	13.082190	552.489	12/31/13
9.769159	13,120.209	9.755613	0.000	9.752238	504.587	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
16.020772	6,434.289	15.804744	0.000	15.759384	0.000	12/31/14
15.897759	6,130.299	15.715318	0.000	15.678166	268.483	12/31/13
11.746953	5,644.420	11.635775	0.000	11.614143	178.254	12/31/12
10.477131	4,050.077	10.399205	0.000	10.385160	180.430	12/31/11
10.719612	10.142	10.661507	0.000	10.652494	175.073	12/31/10
8.470759	6,644.956	8.441978	0.000	8.439111	0.000	12/31/09
7.094011	6,645.486	7.084301	0.000	N/A	N/A	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
15.242409	30,267.750	15.036994	0.000	14.993781	1,379.280	12/31/14
14.304001	30,520.461	14.139951	0.000	14.106469	1,379.280	12/31/13
12.127539	11,064.896	12.012840	0.000	11.990478	1,379.280	12/31/12
10.866139	7,551.964	10.785388	0.000	10.770796	1,379.280	12/31/11
10.889369	4,960.975	10.830380	0.000	10.821209	0.000	12/31/10
10.230213	2,082.642	10.195489	0.000	10.192025	0.000	12/31/09
8.274416	1,779.463	8.263110	0.000	N/A	N/A	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
15.734844	8,018.389	15.522730	0.000	15.478132	0.000	12/31/14
14.239416	10,031.557	14.076052	0.000	14.042725	0.000	12/31/13
10.953962	4,334.712	10.850313	0.000	10.830105	0.000	12/31/12
9.511515	1,424.240	9.440786	0.000	9.428013	0.000	12/31/11
9.823287	10.054	9.770046	0.000	9.761758	0.000	12/31/10
7.949198	579.213	7.922185	0.000	7.919481	0.000	12/31/09
5.589945	579.762	5.582281	0.000	N/A	N/A	12/31/08
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
14.633818	3,721.099	14.436578	0.000	14.395107	677.100	12/31/14
13.185291	4,010.865	13.034039	0.000	13.003184	601.599	12/31/13
10.302539	1,361.304	10.205068	0.000	10.186076	1,109.809	12/31/12
8.847837	1,520.326	8.782048	0.000	8.770175	961.607	12/31/11
9.513928	2,739.442	9.462370	0.000	9.454358	1,301.877	12/31/10
8.457688	10.190	8.428958	0.000	8.426082	0.000	12/31/09
6.316143	10.280	6.307491	0.000	N/A	N/A	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
7.303322	33,019.070	7.204827	0.000	7.184101	1,301.382	12/31/14
8.439661	30,530.541	8.342810	0.000	8.323029	1,156.616	12/31/13
7.501255	28,800.054	7.430256	0.000	7.416402	998.344	12/31/12
6.732542	27,008.245	6.682461	0.000	6.673415	1,022.137	12/31/11
10.106889	23,501.649	10.052121	0.000	10.043617	1,287.975	12/31/10
8.211543	7,028.772	8.183634	0.000	8.180858	5.209	12/31/09
4.657777	3,060.232	4.651388	851.525	N/A	N/A	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
14.895569	7,755.291	14.694782	0.000	14.652535	295.110	12/31/14
14.838147	9,114.167	14.667928	0.000	14.633190	295.315	12/31/13
10.962228	13,662.667	10.858502	0.000	10.838280	295.540	12/31/12
10.245357	5,317.388	10.169180	0.000	10.155422	295.788	12/31/11
11.204222	3,459.212	11.143512	0.000	11.134086	0.000	12/31/10
8.600992	616.403	8.571774	0.000	8.568865	0.000	12/31/09
5.541307	585.237	5.533710	0.000	N/A	N/A	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
15.040345	3,160.568	14.837569	0.000	14.794937	0.000	12/31/14
14.030096	3,284.892	13.869121	0.000	13.836278	0.000	12/31/13
10.281566	7,241.625	10.184262	0.000	10.165302	0.000	12/31/12

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.275526	3,787.719	9.206529	0.000	9.194081	0.000	12/31/11
9.720639	9.976	9.667942	0.000	9.659750	0.000	12/31/10
8.301363	10.042	8.273152	0.000	8.270334	0.000	12/31/09
6.511037	10.130	6.502122	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
13.494214	23,843.087	13.312330	0.000	13.274086	2,239.575	12/31/14
11.905621	24,649.223	11.769046	0.000	11.741200	2,164.528	12/31/13
9.343369	22,052.526	9.254971	0.000	9.237753	2,072.470	12/31/12
8.339785	15,822.161	8.277779	0.000	8.266584	1,971.026	12/31/11
8.588851	13,453.429	8.542312	0.000	8.535074	588.530	12/31/10
7.993131	4,160.520	7.965974	0.000	7.963269	3.484	12/31/09
5.632234	1,446.749	5.624514	289.964	N/A	N/A	12/31/08
Oppenheimer Global Fund/VA-Service Shares (Inception Date 5/1/2008)
13.117707	2,108.716	12.940883	0.000	12.903704	772.674	12/31/14
13.055908	2,749.851	12.906129	0.000	12.875585	772.674	12/31/13
10.442712	2,703.438	10.343909	0.000	10.324672	772.674	12/31/12
8.770495	4,892.184	8.705281	0.000	8.693508	772.674	12/31/11
9.738802	1,538.830	9.686034	0.000	9.677835	0.000	12/31/10
8.549485	639.261	8.520435	0.000	8.517545	0.000	12/31/09
6.231661	2,079.739	6.223134	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
14.700768	4,985.605	14.502577	0.000	14.460922	0.000	12/31/14
13.525585	5,249.910	13.370389	0.000	13.338751	0.000	12/31/13
10.452316	1,421.943	10.353391	0.000	10.334132	0.000	12/31/12
9.105367	1,330.085	9.037640	0.000	9.025423	0.000	12/31/11
9.277625	989.227	9.227323	0.000	9.219521	0.000	12/31/10
8.135964	10.200	8.108312	0.000	8.105558	0.000	12/31/09
6.456563	10.290	6.447719	0.000	N/A	N/A	12/31/08
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares (Inception Date 5/1/2008)
18.063822	3,233.988	17.820377	0.000	17.769141	227.247	12/31/14
16.433086	6,118.398	16.244615	0.000	16.206134	0.000	12/31/13
11.869775	4,152.644	11.757496	0.000	11.735596	0.000	12/31/12
10.246902	3,638.371	10.170720	0.000	10.156961	0.000	12/31/11
10.662024	3,029.916	10.604257	0.000	10.595268	0.000	12/31/10
8.800779	849.511	8.770890	0.000	8.767900	0.000	12/31/09
6.530697	658.483	6.521761	0.000	N/A	N/A	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
14.076535	12,389.881	13.886853	0.000	13.846946	1,481.593	12/31/14
13.834438	10,222.026	13.675793	0.000	13.643424	1,419.375	12/31/13
13.289092	7,365.026	13.163434	0.000	13.138936	1,244.080	12/31/12
11.807256	4,201.145	11.719530	0.000	11.703694	1,427.526	12/31/11
11.602545	3,252.969	11.539716	0.000	11.529953	324.903	12/31/10
10.292261	777.700	10.257349	0.000	10.253861	0.000	12/31/09
7.444167	579.104	7.434006	0.000	N/A	N/A	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
11.810210	29,537.346	11.651071	0.000	11.617593	27.249	12/31/14
11.635411	36,749.823	11.501982	0.000	11.474766	27.232	12/31/13
13.018686	42,331.952	12.895605	0.000	12.871600	23.671	12/31/12
12.159357	39,327.391	12.069037	0.000	12.052710	18.327	12/31/11
11.058640	28,782.444	10.998758	0.000	10.989438	11.655	12/31/10
10.390056	28,450.460	10.354821	0.000	10.351299	2.829	12/31/09
8.913899	14,844.627	8.901741	261.730	N/A	N/A	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
13.043590	49,697.625	12.867852	0.000	12.830848	659.297	12/31/14
12.704856	48,153.879	12.559196	0.000	12.529437	515.845	12/31/13
13.163137	44,095.660	13.038706	0.000	13.014414	648.358	12/31/12
12.199935	30,141.306	12.109321	0.000	12.092935	549.051	12/31/11
11.959564	33,283.701	11.894827	0.000	11.884736	288.065	12/31/10
11.235770	14,413.326	11.197687	0.000	11.193870	5.207	12/31/09
10.004733	600.021	9.991103	466.386	N/A	N/A	12/31/08

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
12.574714	1,779.311	12.405253	0.000	12.369569	0.000	12/31/14
12.190165	1,779.353	12.050364	0.000	12.021800	0.000	12/31/13
11.218031	1,780.487	11.111932	0.000	11.091230	0.000	12/31/12
10.131513	1,712.433	10.056222	0.000	10.042608	0.000	12/31/11
10.132717	1,592.552	10.077834	0.000	10.069288	0.000	12/31/10
9.227788	1,435.483	9.196467	0.000	9.193335	0.000	12/31/09
7.787306	10.310	7.776667	0.000	N/A	N/A	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
12.194963	12,322.556	12.030604	0.000	11.995996	0.000	12/31/14
11.783795	12,782.703	11.648640	0.000	11.621031	0.000	12/31/13
10.666298	12,093.878	10.565421	0.000	10.545724	0.000	12/31/12
9.611288	1,687.954	9.539855	0.000	9.526938	0.000	12/31/11
9.736630	10.133	9.683884	0.000	9.675686	0.000	12/31/10
8.838552	10.200	8.808543	0.000	8.805548	0.000	12/31/09
7.452748	10.290	7.442562	0.000	N/A	N/A	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
11.895873	9.892	11.735535	0.000	11.701839	0.000	12/31/14
11.464874	9.939	11.333373	0.000	11.306557	0.000	12/31/13
10.128575	9.995	10.032769	0.000	10.014112	0.000	12/31/12
9.018279	10.055	8.951236	0.000	8.939152	0.000	12/31/11
9.316519	10.114	9.266038	0.000	9.258216	0.000	12/31/10
8.400318	10.181	8.371790	0.000	8.368952	0.000	12/31/09
7.058405	10.270	7.048757	0.000	N/A	N/A	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2014. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix E: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner notifying the Contract owner that: (1) we have identified the Contract owner as a person engaging in harmful trading practices; and (2) if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000 $90,000	Account Value immediately after withdrawal Account Value immediately before withdrawal	= 11.1111%	Percentage Reduction

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: PURCHASE PAYMENT BONUS EXAMPLES

Example of Bonus Calculation

This example is intended to help you understand how the Bonus Base Amount and the Bonus Percentage are determined, how Purchase Payments and withdrawals impact the Bonus Base Amount and the Bonus Percentage, and how bonus amounts are calculated.

Assumption: You make the Purchase Payments shown, and you take no withdrawals except as shown.

	Assume:		Then:
Contract Year	Purchase		Calculation of Bonus Base Amount						Calculation of Bonus
	Payments / Withdrawals		Total Purchase Payments	Less Total Withdrawals		Equals Bonus Base Amount		Bonus Percentage	Calculation	Bonus Amount
0		$200,000	$200,000		- 0	= $	200,000	4%	4% of $200,000	= $8,000
1		$100,000	$300,000		- 0	= $	300,000	5%	5% of $100,000	= $5,000
			(200,000 + 100,000)
2			$300,000		- 0	= $	300,000	5%	n/a	n/a
3	-$	80,000	$300,000	- $	80,000	= $	220,000	4%	n/a	n/a
4		$20,000	$320,000	- $	80,000	= $	240,000	4%	4% of $20,000	= $800
			(300,000 + 20,000)
5		$30,000	$350,000	- $	80,000	= $	270,000	5%	5% of $30,000	= $1,500
			(320,000 + 30,000)

Example of Calculation of Early Withdrawal Charge on Bonus Amount

This example is intended to help you understand that the early withdrawal charge applies to bonus amounts. The early withdrawal charge is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Assumptions: You buy your Contract with a Purchase Payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value remains $208,000. You surrender your contract during the third Contract year. The early withdrawal charge is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take an early withdrawal charge of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to early withdrawal charge	(purchase payment + bonus) – free withdrawal amount	$208,000 – $20,800	$187,200
Early withdrawal charge	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – early withdrawal charge	$208,000 – $11,232	$196,768

APPENDIX E: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
AB Variable Product Series International Value Portfolio	Class B	AllianceBernstein	Global equity large cap: foreign large value	April 20, 2010

Calamos Advisors Trust Growth and Income Portfolio	N/A	Calamos Advisors	Moderate allocation: moderate allocation	April 30, 2012

Davis Variable Account Fund Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend	April 30, 2015

Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend	April 30, 2010

Morgan Stanley The Universal Institutional Funds (UIF) Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: Intermediate term bond	April 30, 2010

Oppenheimer Variable Account Funds Conservative Balanced Fund/VA	Service	OppenheimerFunds	Cautious allocation: conservative allocation	April 30, 2009

-Effective April 30, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund/VA.

-On May 1, 2015, AllianceBernstein VPS International Value Portfolio changed its name to AB VPS International Value Portfolio. This name change reflects the rebranding of AllianceBernstein, which is now referred to as AB. In addition, AllianceBernstein Variable Products Series Fund, Inc. is now referred to as AB Variable Products Series Fund, Inc.

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of the Calamos Growth and Income Portfolio.

	Minimum	Maximum
Without Closed Portfolios	0.52%	1.41%
With Closed Portfolios	0.52%	1.42%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example E-1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses (Calamos Growth and Income Portfolio)

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The Purchase Payment Bonus Rate is 4%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.80% are incurred.

•	The maximum Portfolio expenses (1.42%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,260	$1,849	$2,539	$4,777
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$360	$1,149	$2,039	$4,777

Condensed Financial Information for Closed Subaccounts

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	(1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AB (formerly AllianceBernstein) VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.459939	4,439.406	6.372848	0.000	6.354518	535.488	12/31/14
7.014910	4,293.682	6.934422	0.000	6.917999	481.097	12/31/13
5.805705	5,673.050	5.750766	0.000	5.740063	422.848	12/31/12
5.164525	6,322.410	5.126119	0.000	5.119180	358.061	12/31/11
6.511487	6,645.585	6.476212	0.000	6.470723	298.048	12/31/10
6.341336	1,197.285	6.319785	0.000	6.317642	0.000	12/31/09
4.794041	1,251.483	4.787477	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
13.471223	3,693.073	13.289641	0.000	13.251449	0.000	12/31/14
12.806819	3,556.858	12.659917	0.000	12.629929	0.000	12/31/13
11.175998	3,694.174	11.070278	0.000	11.049661	0.000	12/31/12
10.470497	2,537.756	10.392673	0.000	10.378610	0.000	12/31/11
10.838102	2,352.569	10.779388	0.000	10.770260	0.000	12/31/10
9.865227	922.688	9.831745	0.000	9.828401	0.000	12/31/09
7.187246	10.280	7.177415	0.000	N/A	N/A	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
12.620590	22,403.369	12.450419	0.000	12.414630	1,234.277	12/31/14
12.086937	22,025.578	11.948234	0.000	11.919937	1,137.362	12/31/13
9.201362	18,242.411	9.114275	0.000	9.097299	1,022.611	12/31/12
8.265816	18,745.823	8.204331	0.000	8.193223	889.423	12/31/11
8.761482	17,124.560	8.713994	0.000	8.706607	745.078	12/31/10
7.892006	4,853.671	7.865184	0.000	7.862508	4.623	12/31/09
6.112000	1,498.488	6.103628	458.059	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
16.968749	455.605	16.739989	0.000	16.691929	0.000	12/31/14
15.422200	491.851	15.245251	0.000	15.209193	0.000	12/31/13
11.629625	1,395.400	11.519571	0.000	11.498147	0.000	12/31/12
9.899149	1,504.652	9.825530	0.000	9.812254	0.000	12/31/11
10.034749	1,395.033	9.980352	0.000	9.971918	0.000	12/31/10
8.029080	797.187	8.001784	0.000	7.999073	0.000	12/31/09
6.026508	712.749	6.018251	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
12.205040	1,406.844	12.040573	0.000	12.005973	0.000	12/31/14
11.494301	1,447.254	11.362491	0.000	11.335590	0.000	12/31/13
11.712342	1,294.113	11.601602	0.000	11.580012	0.000	12/31/12
10.871392	1,237.715	10.790628	0.000	10.776042	0.000	12/31/11
10.451856	1,357.913	10.395265	0.000	10.386464	0.000	12/31/10
9.908474	10.289	9.874876	0.000	9.871516	0.000	12/31/09
9.179147	10.380	9.166620	0.000	N/A	N/A	12/31/08
Oppenheimer Conservative Balanced Fund (formerly Capital Income) /VA Service Shares (Inception Date 5/1/2008)
9.921827	177.643	9.788110	0.000	9.759954	0.000	12/31/14
9.330185	177.691	9.223171	0.000	9.201312	0.000	12/31/13

8.399174	177.747	8.319724	0.000	8.304215	0.000	12/31/12
7.610835	177.808	7.554273	0.000	7.544036	0.000	12/31/11
7.700835	177.867	7.659114	0.000	7.652621	0.000	12/31/10
6.941948	10.229	6.918376	0.000	6.916029	0.000	12/31/09
5.798780	10.320	5.790847	0.000	N/A	N/A	12/31/08

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2014. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2015 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2015, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2015, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

Our form numbers for the riders are R2012508NW and R2012608NW (GLWB riders) and R2012708NW and R2012808NW (GMWB riders). These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2015. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (0.95%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

3

ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$543	$1,745	$3,114	$7,354
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:	$543	$1,145	$3,114	$7,354

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,423	$2,384	$3,510	$7,141
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$523	$1,684	$3,010	$7,141

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,293	$2,191	$3,253	$6,811
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$493	$1,591	$2,853	$6,811

4

TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,223	$2,215	$3,062	$7,248
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$533	$1,715	$3,062	$7,248

Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The Ibbotson Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. The Conservative Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Conservative Portfolio invests. The Conservative Portfolio’s indirect expenses of investing in the underlying ETFs represents the Conservative Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Conservative Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2014. The Conservative Portfolio expenses in the examples will not correlate to the expense ratio in the Conservative Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Conservative Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.95% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Excess Withdrawal. Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Contract Effective Date or Contract Anniversary on which you activate the Rider.

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Rider Issue Date. The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•	The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

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•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

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Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2015 and the maximum Rider charge rates are shown below.

	Basic Rider		Rider with Spousal Continuation
For a Rider Activated Before May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%
For a Rider Activated On or After May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

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The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1⁄2	4.0%	4.5%
Age 59 1⁄2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•	Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 full Contract Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

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A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	–$	40,000	Minus Reduction	–$	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000
Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

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Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

ENHANCED BENEFIT AFTER AGE 65—LIFETIME GRIPPLUS

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2) the Spouse and the Insured are still married when the Insured dies; and (3) the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

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EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

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Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2015 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

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Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	– $	40,000	Minus Reduction	– $	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000
Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

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A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage

	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

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After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2015, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.17% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2014 for the periods indicated in the financial statements, and of the Company at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

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Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). The chart below sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for the sale of all such contracts for each of the last three fiscal years. GAA paid the difference between commissions paid and commissions retained to selling firms in its distribution network. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

	2014	2013	2012
Commissions paid	$4.5 million	$4.7 million	$5.8 million
Commissions retained	$.00	$691	$16,172

Special Compensation Paid to GAA

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2014, payments of up to $30,000 were made to the following selling firms in connection with conference sponsorships: CUSO Financial Services, LP; GWN Securities, Inc.; Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)

Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.

We may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.

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Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n = ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.

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Standardized Yield for the Money Market Subaccount

Current Annualized Yield. In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. The current annualized yield is calculated according to the following formula:

Yield     =     (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield     =     [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for the Money Market Subaccount by calling us toll free at 1-800-789-6771.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

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Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

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Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

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The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)     –     C     =     Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

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Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

11

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2014 for the periods indicated in the financial statements, and the Company’s audited financial statements at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

12

F I N A N C I A L S T A T E M E N T S

Annuity Investors Variable Account C Year Ended December 31, 2014 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2014

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2014, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2014, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

1

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	42,899.012	$586,963	$575,275
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	114,591.331	1,629,603	1,801,375
American Century Variable Portfolios - Class II:
Large Company Value Fund	267,778.674	3,060,059	4,129,146
Mid Cap Value Fund	160,847.522	2,548,257	3,192,823
Ultra Fund	16,148.150	200,461	256,917
Calamos Advisors Trust:
Growth and Income Portfolio	141,072.948	2,039,432	2,097,753
Davis Variable Account Fund, Inc.:
Value Portfolio	649,111.542	7,522,168	7,347,942
Deutsche Variable Series II - Class A:
Global Growth VIP	10,531.798	101,114	116,166
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	18,142.079	282,036	322,384
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	37,838.334	1,173,969	1,724,671
Stock Index Fund, Inc.	473,273.682	14,012,292	21,311,512
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27,621.770	377,260	515,147
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	9,856.507	191,253	226,406
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,063,667.042	2,063,667	2,063,667
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	16,258.364	566,206	800,399
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,245,370.206	12,003,275	14,259,488
Ibbotson Conservative ETF Asset Allocation Portfolio	316,684.702	3,590,937	3,553,200
Ibbotson Growth ETF Asset Allocation Portfolio	2,272,078.787	20,556,542	25,265,514
Ibbotson Income and Growth ETF Asset Allocation Portfolio	625,313.434	6,503,551	7,109,813
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	53,041.987	1,086,719	1,183,897
Franklin U.S. Government Securities VIP Fund	144,452.863	1,891,214	1,838,883
Mutual Global Discovery VIP Fund	113,829.543	2,507,085	2,516,770
Mutual Shares VIP Fund	78,148.432	1,547,655	1,766,155
Templeton Foreign VIP Fund	183,699.664	2,759,884	2,764,679
Templeton Global Bond VIP Fund	209,696.504	3,922,524	3,772,440
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	234,502.586	3,161,921	4,671,293
Comstock Fund	335,686.034	4,955,126	6,431,745
Core Equity Fund	11,640.329	320,007	477,369
Diversified Dividend Fund	16,640.290	276,652	386,220
Global Health Care Fund	41,907.728	739,204	1,415,643
Small Cap Equity Fund	128,605.357	2,586,966	3,040,232
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	216,059.949	3,090,307	3,627,645
Government Securities Fund	51,580.511	618,742	600,397
International Growth Fund	94,198.505	3,115,741	3,242,310
Mid Cap Core Equity Fund	144,190.273	1,922,172	1,995,595
Mid Cap Growth Fund	786,088.679	3,250,987	4,512,149
Utilities Fund	77,578.268	1,194,831	1,464,679
Janus Aspen Series - Service Shares:
Balanced Portfolio	260,841.450	7,672,258	8,599,942
Enterprise Portfolio	49,907.031	2,346,699	2,957,491
Global Research Portfolio	3,494.589	99,374	142,475
Janus Portfolio	112,226.845	3,030,074	3,951,507
Overseas Portfolio	267,544.668	10,984,066	8,441,035
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	57,755.216	577,672	616,825
Mid Cap Growth Portfolio	151,174.721	1,809,836	1,924,455
U.S. Real Estate Portfolio	197,615.636	2,356,002	3,978,003
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	103,127.968	2,117,051	2,468,882
Small-Cap Growth Portfolio	12,297.128	161,688	220,487
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	99,674.512	4,246,769	6,409,070
Capital Income Fund	79,359.127	867,348	1,149,912
Global Fund	96,940.878	2,906,248	3,791,357
Main Street Fund	101,016.384	2,250,012	3,366,875
Main Street Small Cap Fund	179,242.281	3,652,066	4,706,904
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	543,642.827	4,288,210	4,300,224
Real Return Portfolio	503,292.294	6,962,139	6,447,174
Total Return Portfolio	1,341,214.167	15,178,172	15,021,659
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	51,294.825	622,254	773,527
Wilshire Variable Insurance Trust:
2015 ETF Fund	41,611.846	446,524	510,993
2025 ETF Fund	67,496.128	739,862	818,726
2035 ETF Fund	41,095.880	428,825	488,220

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.80% series contract	535.488	$6.354518	$3,403
International Value Portfolio - 1.75% series contract	1,468.876	6.372848	9,361
International Value Portfolio - 1.65% series contract	9.536	6.416316	61
International Value Portfolio - 1.55% series contract	4,439.406	6.459939	28,678
International Value Portfolio - 1.50% series contract	1,312.445	6.485177	8,511
International Value Portfolio - 1.45% series contract	2,074.130	6.503880	13,490
International Value Portfolio - 1.25% series contract	74,246.568	6.592642	489,481
International Value Portfolio - 1.00% series contract	3,324.387	6.704994	22,290
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	823.115	10.770019	8,865
Capital Appreciation Fund - 1.70% series contract	312.474	10.773811	3,367
Capital Appreciation Fund - 1.65% series contract *	3,165.057	10.777571	34,112
Capital Appreciation Fund - 1.65% series contract	12,783.538	10.777571	137,775
Capital Appreciation Fund - 1.55% series contract	655.646	10.785084	7,071
Capital Appreciation Fund - 1.50% series contract	477.808	10.788863	5,155
Capital Appreciation Fund - 1.40% series contract	94,832.024	10.796387	1,023,843
Capital Appreciation Fund - 1.25% series contract	53,454.991	10.807695	577,725
Capital Appreciation Fund - 1.00% series contract	319.797	10.826501	3,462
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,925.528	13.319903	25,648
Large Company Value Fund - 1.75% series contract	3,362.145	13.541421	45,528
Large Company Value Fund - 1.65% series contract *	8,234.344	13.633762	112,265
Large Company Value Fund - 1.65% series contract	987.332	15.781240	15,581
Large Company Value Fund - 1.55% series contract	15,392.026	13.726437	211,278
Large Company Value Fund - 1.50% series contract	1,313.601	13.779994	18,101
Large Company Value Fund - 1.40% series contract	44,028.288	16.190433	712,837
Large Company Value Fund - 1.25% series contract	208,292.071	14.008204	2,917,798
Large Company Value Fund - 1.00% series contract	4,921.126	14.246766	70,110
Mid Cap Value Fund - 2.00% series contract	959.004	18.060848	17,320
Mid Cap Value Fund - 1.80% series contract	91.365	22.835350	2,086
Mid Cap Value Fund - 1.75% series contract	858.018	18.361145	15,754
Mid Cap Value Fund - 1.70% series contract	273.576	23.071166	6,312
Mid Cap Value Fund - 1.65% series contract *	6,428.228	18.486362	118,835
Mid Cap Value Fund - 1.65% series contract	2,818.057	23.189568	65,350
Mid Cap Value Fund - 1.55% series contract	8,442.773	18.612022	157,137
Mid Cap Value Fund - 1.50% series contract	2,710.050	18.684640	50,636
Mid Cap Value Fund - 1.40% series contract	29,115.826	23.790767	692,688
Mid Cap Value Fund - 1.25% series contract	102,039.200	18.993997	1,938,132
Mid Cap Value Fund - 1.00% series contract	6,655.815	19.317396	128,573
Ultra Fund - 1.65% series contract	1,975.257	16.407916	32,410
Ultra Fund - 1.40% series contract	13,337.072	16.833305	224,507
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	301.483	13.289641	4,007
Growth and Income Portfolio - 1.70% series contract	24.041	12.949163	311
Growth and Income Portfolio - 1.65% series contract *	5,442.585	13.380309	72,823
Growth and Income Portfolio - 1.65% series contract	5,535.928	12.999715	71,965
Growth and Income Portfolio - 1.55% series contract	3,693.073	13.471223	49,750
Growth and Income Portfolio - 1.50% series contract	182.956	13.523780	2,474
Growth and Income Portfolio - 1.40% series contract	38,166.588	13.255393	505,913
Growth and Income Portfolio - 1.25% series contract	98,591.737	13.747720	1,355,412
Growth and Income Portfolio - 1.00% series contract	2,510.263	13.981810	35,098
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,234.277	12.414630	15,323
Value Portfolio - 1.75% series contract	6,108.714	12.450419	76,056
Value Portfolio - 1.70% series contract	242.010	11.900485	2,880
Value Portfolio - 1.65% series contract *	4,421.752	12.535379	55,428
Value Portfolio - 1.65% series contract	8,712.583	11.946943	104,089
Value Portfolio - 1.55% series contract	22,403.369	12.620590	282,744
Value Portfolio - 1.50% series contract	6,035.623	12.669841	76,470
Value Portfolio - 1.45% series contract	7,304.930	12.706336	92,819
Value Portfolio - 1.40% series contract	60,094.610	12.181922	732,068
Value Portfolio - 1.25% series contract	435,562.879	12.879696	5,609,917
Value Portfolio - 1.00% series contract	22,913.753	13.099023	300,148
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.536	9.713017	93
Global Growth VIP - 1.65% series contract	9.536	9.779307	93
Global Growth VIP - 1.55% series contract	9.933	9.845778	98
Global Growth VIP - 1.25% series contract	11,523.317	10.047958	115,786
Global Growth VIP - 1.00% series contract	9.416	10.219099	96
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.572	15.214735	146
Small Mid Cap Value VIP - 1.65% series contract	9.573	15.287334	146
Small Mid Cap Value VIP - 1.55% series contract	2,355.103	15.359988	36,174
Small Mid Cap Value VIP - 1.50% series contract	566.526	15.396445	8,722
Small Mid Cap Value VIP - 1.25% series contract	16,880.810	15.580109	263,005
Small Mid Cap Value VIP - 1.00% series contract	900.138	15.765395	14,191

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	339.045	$16.034270	$5,436
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.455	16.080471	152
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,380.835	20.985861	91,936
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.456	16.190173	153
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.714	21.117915	2,423
Socially Responsible Growth Fund, Inc. - 1.55% series contract	868.052	16.300184	14,149
Socially Responsible Growth Fund, Inc. - 1.50% series contract	135.648	16.363815	2,220
Socially Responsible Growth Fund, Inc. - 1.45% series contract	371.183	16.410968	6,091
Socially Responsible Growth Fund, Inc. - 1.40% series contract	37,059.603	21.791494	807,584
Socially Responsible Growth Fund, Inc. - 1.25% series contract	47,665.493	16.634738	792,903
Socially Responsible Growth Fund, Inc. - 1.00% series contract	95.987	16.917974	1,624
Stock Index Fund, Inc. - 2.00% series contract	29,016.462	14.587507	423,278
Stock Index Fund, Inc. - 1.95% series contract	16,393.263	14.629809	239,830
Stock Index Fund, Inc. - 1.80% series contract **	988.762	14.787476	14,621
Stock Index Fund, Inc. - 1.80% series contract	740.102	21.872221	16,188
Stock Index Fund, Inc. - 1.75% series contract	30,104.362	14.830115	446,451
Stock Index Fund, Inc. - 1.70% series contract	372.168	22.149566	8,243
Stock Index Fund, Inc. - 1.65% series contract *	9,746.602	14.931240	145,529
Stock Index Fund, Inc. - 1.65% series contract	6,948.264	22.288910	154,869
Stock Index Fund, Inc. - 1.55% series contract	42,830.657	15.032715	643,861
Stock Index Fund, Inc. - 1.50% series contract	8,878.528	15.091406	133,989
Stock Index Fund, Inc. - 1.45% series contract	12,363.602	15.134874	187,122
Stock Index Fund, Inc. - 1.40% series contract	431,573.698	22.999825	9,926,120
Stock Index Fund, Inc. - 1.25% series contract	550,983.720	15.341297	8,452,805
Stock Index Fund, Inc. - 1.00% series contract	33,238.690	15.602486	518,606
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.143	19.351411	158
Technology Growth Portfolio - 1.65% series contract	825.700	19.450770	16,061
Technology Growth Portfolio - 1.40% series contract	25,002.454	19.955171	498,928
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.474	16.739989	159
MidCap Stock Portfolio - 1.65% series contract *	9.475	16.854203	160
MidCap Stock Portfolio - 1.65% series contract	156.159	15.213800	2,376
MidCap Stock Portfolio - 1.55% series contract	455.605	16.968749	7,731
MidCap Stock Portfolio - 1.45% series contract	220.082	17.084126	3,760
MidCap Stock Portfolio - 1.40% series contract	5,785.430	15.513096	89,750
MidCap Stock Portfolio - 1.25% series contract	6,960.499	17.317110	120,536
MidCap Stock Portfolio - 1.00% series contract	109.827	17.611971	1,934
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	135,542.750	0.881017	119,415
Money Market Portfolio - 1.80% series contract **	97.993	0.894113	88
Money Market Portfolio - 1.80% series contract	2,473.663	0.939621	2,324
Money Market Portfolio - 1.75% series contract	79,037.672	0.897649	70,948
Money Market Portfolio - 1.70% series contract	16,980.627	0.952581	16,175
Money Market Portfolio - 1.65% series contract *	17,224.455	0.903293	15,559
Money Market Portfolio - 1.65% series contract	29,000.579	0.957870	27,779
Money Market Portfolio - 1.55% series contract	18,612.059	0.910542	16,947
Money Market Portfolio - 1.50% series contract	12,067.881	0.915085	11,043
Money Market Portfolio - 1.45% series contract	766.945	0.917502	704
Money Market Portfolio - 1.40% series contract	942,649.329	0.989543	932,792
Money Market Portfolio - 1.25% series contract	875,406.254	0.931711	815,626
Money Market Portfolio - 1.00% series contract	36,178.986	0.947141	34,267
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	793.323	19.284477	15,299
Appreciation Portfolio - 1.70% series contract	268.234	19.528896	5,238
Appreciation Portfolio - 1.65% series contract	2,499.057	19.651839	49,111
Appreciation Portfolio - 1.40% series contract	36,035.764	20.278493	730,751
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,278.808	11.545973	14,765
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,283.246	11.658446	189,837
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	719.055	11.704235	8,416
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	1,163.884	11.737966	13,662
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,069.738	11.623605	24,058
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	46,894.162	11.818044	554,197
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	23,189.710	11.668966	270,600
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	159,308.013	11.898350	1,895,502
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	6,951.007	11.944780	83,028
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	15,778.281	11.979211	189,011
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	85,187.902	11.898427	1,013,602
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	796,253.937	12.142575	9,668,573
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	25,650.003	12.349309	316,760
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,391.597	12.558654	17,477

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	10,043.398	$10.929892	$109,773
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	926.351	11.319346	10,486
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	12,665.646	11.004416	139,378
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,491.520	11.363511	16,949
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	15,712.886	11.079216	174,086
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	6,426.775	11.122410	71,481
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,098.303	11.154495	134,950
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	11,268.585	11.587015	130,569
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	244,585.076	11.306573	2,765,419
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.477	11.499075	109
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	41,895.410	11.749683	492,258
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	661.260	11.380183	7,525
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	146,708.555	11.829790	1,735,531
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	28,485.682	11.424602	325,438
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	209,412.368	11.910208	2,494,145
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	664.877	11.956695	7,950
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	55,941.035	11.991128	670,796
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	38,789.114	11.649302	451,866
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,556,257.167	12.154650	18,915,761
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	13,286.553	12.361694	164,244
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,227.227	11.127293	13,656
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	30,773.262	11.312328	348,117
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.209	11.414119	973
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	96,605.641	11.389472	1,100,287
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	4,578.188	11.458675	52,460
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,988.793	11.466892	252,143
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	2,082.534	11.511651	23,973
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	48,592.142	11.544827	560,988
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,189.194	11.684006	411,151
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	367,131.280	11.702261	4,296,266
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	4,184.300	11.901474	49,799
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	924.040	22.912180	21,172
Franklin Small Cap Value VIP Fund - 1.65% series contract	1,989.946	23.044913	45,858
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,682.846	23.177879	108,538
Franklin Small Cap Value VIP Fund - 1.50% series contract	442.109	23.244687	10,277
Franklin Small Cap Value VIP Fund - 1.45% series contract	230.651	23.311668	5,377
Franklin Small Cap Value VIP Fund - 1.25% series contract	41,033.184	23.581518	967,625
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,047.127	23.922252	25,050
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	1,399.097	10.863509	15,199
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.576	11.012381	11,547
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	8,935.988	11.044127	98,690
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,733.513	11.119441	30,395
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	9,085.095	11.194999	101,708
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	291.358	11.238635	3,274
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	136.843	11.271040	1,542
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	127,996.694	11.424706	1,462,325
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	9,828.771	11.619207	114,203
Mutual Global Discovery VIP Fund - 1.80% series contract	814.987	18.004943	14,674
Mutual Global Discovery VIP Fund - 1.75% series contract	46.076	18.056799	832
Mutual Global Discovery VIP Fund - 1.65% series contract	5,116.314	18.161408	92,919
Mutual Global Discovery VIP Fund - 1.55% series contract	1,987.742	18.266253	36,309
Mutual Global Discovery VIP Fund - 1.50% series contract	2,086.392	18.318884	38,220
Mutual Global Discovery VIP Fund - 1.25% series contract	124,608.394	18.584377	2,315,769
Mutual Global Discovery VIP Fund - 1.00% series contract	957.257	18.852938	18,047
Mutual Shares VIP Fund - 1.75% series contract	5,002.663	12.959512	64,832
Mutual Shares VIP Fund - 1.65% series contract	5,767.174	13.047888	75,249
Mutual Shares VIP Fund - 1.55% series contract	6,485.931	13.136566	85,203
Mutual Shares VIP Fund - 1.50% series contract	2,787.011	13.187838	36,755
Mutual Shares VIP Fund - 1.25% series contract	109,144.874	13.406249	1,463,223
Mutual Shares VIP Fund - 1.00% series contract	2,999.228	13.634486	40,893
Templeton Foreign VIP Fund - 2.00% series contract	38,068.706	9.338307	355,497
Templeton Foreign VIP Fund - 1.95% series contract	19,478.824	9.365411	182,427
Templeton Foreign VIP Fund - 1.75% series contract	35,242.860	9.493644	334,583
Templeton Foreign VIP Fund - 1.70% series contract	566.789	9.669997	5,481
Templeton Foreign VIP Fund - 1.65% series contract *	7,432.594	9.558426	71,044
Templeton Foreign VIP Fund - 1.65% series contract	1,914.459	9.707758	18,585
Templeton Foreign VIP Fund - 1.55% series contract	12,160.294	9.623362	117,023
Templeton Foreign VIP Fund - 1.50% series contract	6,577.740	9.660947	63,547
Templeton Foreign VIP Fund - 1.40% series contract	38,447.473	9.898727	380,581
Templeton Foreign VIP Fund - 1.25% series contract	117,515.208	9.820960	1,154,112
Templeton Foreign VIP Fund - 1.00% series contract	8,189.567	9.988198	81,799

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Global Bond VIP Fund - 2.00% series contract	772.669	$13.674320	$10,566
Templeton Global Bond VIP Fund - 1.80% series contract	1,090.903	13.833525	15,091
Templeton Global Bond VIP Fund - 1.75% series contract	6,427.993	13.873381	89,178
Templeton Global Bond VIP Fund - 1.65% series contract	7,847.302	13.953773	109,499
Templeton Global Bond VIP Fund - 1.55% series contract	9,946.249	14.034320	139,589
Templeton Global Bond VIP Fund - 1.50% series contract	1,899.571	14.074780	26,736
Templeton Global Bond VIP Fund - 1.25% series contract	234,806.059	14.278774	3,352,743
Templeton Global Bond VIP Fund - 1.00% series contract	2,004.663	14.485141	29,038
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,459.343	16.000104	23,350
American Value Fund - 1.95% series contract	862.996	16.046502	13,848
American Value Fund - 1.80% series contract	378.539	16.219435	6,140
American Value Fund - 1.75% series contract	2,085.486	16.266149	33,923
American Value Fund - 1.70% series contract	430.934	32.325772	13,930
American Value Fund - 1.65% series contract *	1,110.388	16.377124	18,185
American Value Fund - 1.65% series contract	8,123.053	32.529189	264,236
American Value Fund - 1.55% series contract	8,298.526	16.488414	136,830
American Value Fund - 1.50% series contract	2,135.321	16.552769	35,345
American Value Fund - 1.45% series contract	1,059.179	16.600456	17,583
American Value Fund - 1.40% series contract	73,756.907	33.566669	2,475,774
American Value Fund - 1.25% series contract	90,818.229	16.826915	1,528,191
American Value Fund - 1.00% series contract	6,074.627	17.113414	103,958
Comstock Fund - 2.00% series contract	15,500.400	14.791172	229,269
Comstock Fund - 1.95% series contract	8,700.595	14.819000	128,934
Comstock Fund - 1.80% series contract	623.686	14.902630	9,295
Comstock Fund - 1.75% series contract	19,380.700	14.930478	289,363
Comstock Fund - 1.70% series contract	1,596.993	14.958574	23,889
Comstock Fund - 1.65% series contract	26,434.509	14.986498	396,161
Comstock Fund - 1.55% series contract	3,419.629	15.042557	51,440
Comstock Fund - 1.50% series contract	4,462.887	15.070696	67,259
Comstock Fund - 1.45% series contract	1,361.831	15.098836	20,562
Comstock Fund - 1.40% series contract	193,243.627	15.127068	2,923,209
Comstock Fund - 1.25% series contract	148,469.127	15.211999	2,258,512
Comstock Fund - 1.00% series contract	2,204.732	15.354232	33,852
Core Equity Fund - 1.80% series contract	867.479	15.744700	13,658
Core Equity Fund - 1.70% series contract	6.505	15.884618	103
Core Equity Fund - 1.65% series contract	4,660.624	15.954778	74,359
Core Equity Fund - 1.40% series contract	23,865.304	16.310261	389,249
Diversified Dividend Fund - 1.70% series contract	121.181	15.202226	1,842
Diversified Dividend Fund - 1.65% series contract	4,677.312	15.230622	71,238
Diversified Dividend Fund - 1.40% series contract	20,368.931	15.373433	313,140
Global Health Care Fund - 1.80% series contract	82.770	26.648900	2,206
Global Health Care Fund - 1.70% series contract	683.351	26.986755	18,441
Global Health Care Fund - 1.65% series contract	2,931.518	27.156521	79,610
Global Health Care Fund - 1.40% series contract	46,940.079	28.022663	1,315,386
Small Cap Equity Fund - 2.00% series contract	845.168	15.546223	13,139
Small Cap Equity Fund - 1.80% series contract	536.963	14.560436	7,818
Small Cap Equity Fund - 1.75% series contract	1,001.064	15.804744	15,822
Small Cap Equity Fund - 1.70% series contract	557.588	14.674831	8,183
Small Cap Equity Fund - 1.65% series contract *	5,210.893	15.912570	82,919
Small Cap Equity Fund - 1.65% series contract	4,934.637	14.732174	72,698
Small Cap Equity Fund - 1.55% series contract	6,434.289	16.020772	103,082
Small Cap Equity Fund - 1.50% series contract	2,770.843	16.083263	44,564
Small Cap Equity Fund - 1.45% series contract	1,013.610	16.129664	16,349
Small Cap Equity Fund - 1.40% series contract	47,126.072	15.022287	707,941
Small Cap Equity Fund - 1.25% series contract	115,187.794	16.349629	1,883,278
Small Cap Equity Fund - 1.00% series contract	5,078.067	16.628081	84,439
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	1,163.970	10.327324	12,021
Global Real Estate Fund - 1.95% series contract	225.546	10.357277	2,336
Global Real Estate Fund - 1.80% series contract	1,638.779	10.468952	17,156
Global Real Estate Fund - 1.75% series contract	2,085.451	10.499079	21,895
Global Real Estate Fund - 1.65% series contract	10,191.961	10.570699	107,736
Global Real Estate Fund - 1.55% series contract	19,946.752	10.642564	212,285
Global Real Estate Fund - 1.50% series contract	5,224.485	10.684148	55,819
Global Real Estate Fund - 1.45% series contract	1,667.312	10.714968	17,865
Global Real Estate Fund - 1.25% series contract	285,001.855	10.861098	3,095,433
Global Real Estate Fund - 1.00% series contract	7,703.999	11.046104	85,099

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds - Series II Shares:
Government Securities Fund - 1.70% series contract	989.815	$12.581808	$12,454
Government Securities Fund - 1.65% series contract	12,727.151	12.660966	161,138
Government Securities Fund - 1.40% series contract	32,668.467	13.064754	426,805
International Growth Fund - 2.00% series contract	16,237.702	10.654864	173,011
International Growth Fund - 1.95% series contract	9,805.173	10.685802	104,776
International Growth Fund - 1.80% series contract	932.735	10.800956	10,074
International Growth Fund - 1.75% series contract	20,602.803	10.832092	223,171
International Growth Fund - 1.65% series contract	2,705.135	10.905963	29,502
International Growth Fund - 1.55% series contract	5,229.218	10.980090	57,417
International Growth Fund - 1.50% series contract	3,911.735	11.022959	43,119
International Growth Fund - 1.45% series contract	451.059	11.054702	4,986
International Growth Fund - 1.25% series contract	225,973.912	11.205494	2,532,149
International Growth Fund - 1.00% series contract	5,625.094	11.396304	64,105
Mid Cap Core Equity Fund - 2.00% series contract	833.406	12.975156	10,814
Mid Cap Core Equity Fund - 1.80% series contract	1,053.530	13.153008	13,857
Mid Cap Core Equity Fund - 1.75% series contract	377.073	13.190917	4,974
Mid Cap Core Equity Fund - 1.70% series contract	74.176	22.043152	1,635
Mid Cap Core Equity Fund - 1.65% series contract *	9.482	13.280919	126
Mid Cap Core Equity Fund - 1.65% series contract	2,032.721	22.181901	45,090
Mid Cap Core Equity Fund - 1.55% series contract	3,077.566	13.371176	41,151
Mid Cap Core Equity Fund - 1.50% series contract	1,124.053	13.423373	15,089
Mid Cap Core Equity Fund - 1.45% series contract	826.066	13.462062	11,121
Mid Cap Core Equity Fund - 1.40% series contract	26,547.342	22.889399	607,653
Mid Cap Core Equity Fund - 1.25% series contract	89,688.382	13.645699	1,223,861
Mid Cap Core Equity Fund - 1.00% series contract	1,457.249	13.878048	20,224
Mid Cap Growth Fund - 2.00% series contract	1,539.819	13.759236	21,187
Mid Cap Growth Fund - 1.80% series contract **	598.767	13.834728	8,284
Mid Cap Growth Fund - 1.80% series contract	950.760	13.834728	13,154
Mid Cap Growth Fund - 1.75% series contract	1,965.087	13.853570	27,223
Mid Cap Growth Fund - 1.70% series contract	1,042.149	13.872561	14,457
Mid Cap Growth Fund - 1.65% series contract *	1,248.108	13.891471	17,338
Mid Cap Growth Fund - 1.65% series contract	3,377.718	13.891471	46,921
Mid Cap Growth Fund - 1.55% series contract	14,456.972	13.929318	201,376
Mid Cap Growth Fund - 1.50% series contract	3,983.545	13.948283	55,564
Mid Cap Growth Fund - 1.45% series contract	2,847.634	13.967255	39,774
Mid Cap Growth Fund - 1.40% series contract	71,494.196	13.986297	999,939
Mid Cap Growth Fund - 1.25% series contract	206,038.554	14.043505	2,893,503
Mid Cap Growth Fund - 1.00% series contract	12,265.921	14.139097	173,429
Utilities Fund - 1.80% series contract	83.281	22.537970	1,877
Utilities Fund - 1.70% series contract	87.198	22.784421	1,987
Utilities Fund - 1.65% series contract	4,634.928	22.908187	106,178
Utilities Fund - 1.40% series contract	57,552.750	23.537307	1,354,637
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	15,202.432	14.791079	224,860
Balanced Portfolio - 1.95% series contract	6,906.590	14.834025	102,453
Balanced Portfolio - 1.80% series contract**	1,379.280	14.993781	20,681
Balanced Portfolio - 1.80% series contract	838.063	21.782169	18,255
Balanced Portfolio - 1.75% series contract	49,935.488	15.036994	750,880
Balanced Portfolio - 1.70% series contract	2,877.379	22.058278	63,470
Balanced Portfolio - 1.65% series contract *	3,852.042	15.139549	58,318
Balanced Portfolio - 1.65% series contract	15,248.434	22.197125	338,471
Balanced Portfolio - 1.55% series contract	30,267.750	15.242409	461,353
Balanced Portfolio - 1.50% series contract	2,918.581	15.301868	44,660
Balanced Portfolio - 1.45% series contract	3,631.492	15.345973	55,729
Balanced Portfolio - 1.40% series contract	111,960.901	22.904970	2,564,461
Balanced Portfolio - 1.25% series contract	247,771.138	15.555186	3,854,126
Balanced Portfolio - 1.00% series contract	2,669.097	15.819998	42,225
Enterprise Portfolio - 2.00% series contract	1,358.653	15.268778	20,745
Enterprise Portfolio - 1.80% series contract	198.999	33.919990	6,750
Enterprise Portfolio - 1.75% series contract	1,089.992	15.522730	16,920
Enterprise Portfolio - 1.70% series contract	44.130	34.350013	1,516
Enterprise Portfolio - 1.65% series contract *	8,475.022	15.628636	132,453
Enterprise Portfolio - 1.65% series contract	669.276	34.566136	23,134
Enterprise Portfolio - 1.55% series contract	8,018.389	15.734844	126,168
Enterprise Portfolio - 1.50% series contract	2,895.461	15.796303	45,738
Enterprise Portfolio - 1.40% series contract	25,130.350	35.668662	896,366
Enterprise Portfolio - 1.25% series contract	100,396.370	16.057891	1,612,154
Enterprise Portfolio - 1.00% series contract	4,625.869	16.331381	75,547

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Global Research Portfolio - 1.70% series contract	112.961	$16.538392	$1,868
Global Research Portfolio - 1.40% series contract	8,187.442	17.173467	140,607
Janus Portfolio - 2.00% series contract	21,623.985	14.200439	307,070
Janus Portfolio - 1.95% series contract	11,527.625	14.241623	164,172
Janus Portfolio - 1.80% series contract	677.100	14.395107	9,747
Janus Portfolio - 1.75% series contract	20,116.345	14.436578	290,411
Janus Portfolio - 1.70% series contract	1,767.673	21.484588	37,978
Janus Portfolio - 1.65% series contract *	2,392.991	14.535010	34,782
Janus Portfolio - 1.65% series contract	1,069.938	21.619770	23,132
Janus Portfolio - 1.55% series contract	3,721.099	14.633818	54,454
Janus Portfolio - 1.50% series contract	1,945.822	14.690946	28,586
Janus Portfolio - 1.40% series contract	30,981.661	22.309402	691,182
Janus Portfolio - 1.25% series contract	151,826.601	14.934204	2,267,409
Janus Portfolio - 1.00% series contract	2,803.696	15.188463	42,584
Overseas Portfolio - 2.00% series contract	1,125.203	7.086874	7,974
Overseas Portfolio - 1.80% series contract	1,301.382	7.184101	9,349
Overseas Portfolio - 1.75% series contract	35,345.710	7.204827	254,660
Overseas Portfolio - 1.70% series contract	170.523	17.914677	3,055
Overseas Portfolio - 1.65% series contract *	10,004.971	7.253993	72,576
Overseas Portfolio - 1.65% series contract	6,714.007	18.006628	120,897
Overseas Portfolio - 1.55% series contract	33,019.070	7.303322	241,149
Overseas Portfolio - 1.50% series contract	7,404.298	7.331844	54,287
Overseas Portfolio - 1.45% series contract	8,571.197	7.352990	63,024
Overseas Portfolio - 1.40% series contract	130,483.278	18.473647	2,410,502
Overseas Portfolio - 1.25% series contract	659,248.016	7.453319	4,913,586
Overseas Portfolio - 1.00% series contract	38,253.708	7.580331	289,976
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	9.596	12.040573	116
Core Plus Fixed Income Portfolio - 1.70% series contract	960.031	13.667822	13,122
Core Plus Fixed Income Portfolio - 1.65% series contract *	13,284.686	13.753835	182,715
Core Plus Fixed Income Portfolio - 1.65% series contract	9.596	12.122705	116
Core Plus Fixed Income Portfolio - 1.55% series contract	1,406.844	12.205040	17,171
Core Plus Fixed Income Portfolio - 1.40% series contract	26,392.573	14.192499	374,577
Core Plus Fixed Income Portfolio - 1.25% series contract	608.589	12.455493	7,580
Core Plus Fixed Income Portfolio - 1.00% series contract	1,691.594	12.667505	21,428
Mid Cap Growth Portfolio - 1.80% series contract	295.110	14.652535	4,324
Mid Cap Growth Portfolio - 1.75% series contract	1,052.868	14.694782	15,472
Mid Cap Growth Portfolio - 1.70% series contract	78.986	15.647018	1,236
Mid Cap Growth Portfolio - 1.65% series contract *	6,200.842	15.708113	97,404
Mid Cap Growth Portfolio - 1.65% series contract	2,094.377	14.795056	30,986
Mid Cap Growth Portfolio - 1.55% series contract	7,755.291	14.895569	115,519
Mid Cap Growth Portfolio - 1.50% series contract	2,226.104	14.953731	33,289
Mid Cap Growth Portfolio - 1.45% series contract	254.114	14.996850	3,811
Mid Cap Growth Portfolio - 1.40% series contract	18,997.354	16.017087	304,282
Mid Cap Growth Portfolio - 1.25% series contract	83,898.151	15.201394	1,275,369
Mid Cap Growth Portfolio - 1.00% series contract	2,765.964	15.460290	42,763
U.S. Real Estate Portfolio - 1.80% series contract	240.668	32.270904	7,767
U.S. Real Estate Portfolio - 1.70% series contract	1,416.040	32.680053	46,276
U.S. Real Estate Portfolio - 1.65% series contract	7,495.217	32.885778	246,486
U.S. Real Estate Portfolio - 1.40% series contract	108,369.036	33.934729	3,677,474
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	85.061	24.011314	2,042
Guardian Portfolio - 1.75% series contract	2,931.592	14.837569	43,498
Guardian Portfolio - 1.70% series contract	182.988	24.315727	4,449
Guardian Portfolio - 1.65% series contract *	9.363	14.938807	140
Guardian Portfolio - 1.65% series contract	218.459	24.468789	5,345
Guardian Portfolio - 1.55% series contract	3,160.568	15.040345	47,536
Guardian Portfolio - 1.50% series contract	886.681	15.099054	13,388
Guardian Portfolio - 1.45% series contract	1,486.095	15.142537	22,503
Guardian Portfolio - 1.40% series contract	52,525.727	25.249279	1,326,237
Guardian Portfolio - 1.25% series contract	63,272.040	15.349120	971,170
Guardian Portfolio - 1.00% series contract	2,086.660	15.610465	32,574
Small-Cap Growth Portfolio - 1.70% series contract	1,018.337	17.655170	17,979
Small-Cap Growth Portfolio - 1.65% series contract	79.774	17.766369	1,417
Small-Cap Growth Portfolio - 1.40% series contract	10,968.821	18.332994	201,091
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	1,473.050	13.094533	19,289
Capital Appreciation Fund - 1.80% series contract	2,239.575	13.274086	29,728
Capital Appreciation Fund - 1.75% series contract	6,981.064	13.312330	92,934
Capital Appreciation Fund - 1.70% series contract	77.775	20.462083	1,591
Capital Appreciation Fund - 1.65% series contract *	787.595	20.590833	16,217
Capital Appreciation Fund - 1.65% series contract	7,498.078	13.403110	100,498
Capital Appreciation Fund - 1.55% series contract	23,843.087	13.494214	321,744
Capital Appreciation Fund - 1.50% series contract	7,153.186	13.546867	96,903
Capital Appreciation Fund - 1.45% series contract	3,858.024	13.585863	52,415
Capital Appreciation Fund - 1.40% series contract	40,224.238	21.247633	854,670
Capital Appreciation Fund - 1.25% series contract	327,513.572	13.771235	4,510,266
Capital Appreciation Fund - 1.00% series contract	22,334.826	14.005707	312,815

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds - Service Shares:
Capital Income Fund - 1.75% series contract	9.540	$9.788110	$93
Capital Income Fund - 1.70% series contract	54.026	14.274416	771
Capital Income Fund - 1.65% series contract *	784.610	9.854863	7,732
Capital Income Fund - 1.65% series contract	9,570.327	14.364215	137,470
Capital Income Fund - 1.55% series contract	177.643	9.921827	1,763
Capital Income Fund - 1.40% series contract	54,586.512	14.822420	809,104
Capital Income Fund - 1.25% series contract	19,049.111	10.125505	192,882
Capital Income Fund - 1.00% series contract	9.422	10.297920	97
Global Fund - 2.00% series contract	8,864.497	12.729142	112,837
Global Fund - 1.95% series contract	4,679.785	12.766101	59,743
Global Fund - 1.80% series contract**	202.551	25.095085	5,083
Global Fund - 1.80% series contract	772.674	12.903704	9,970
Global Fund - 1.75% series contract	10,067.228	12.940883	130,279
Global Fund - 1.70% series contract	202.215	25.413217	5,139
Global Fund - 1.65% series contract *	1,697.843	13.029140	22,121
Global Fund - 1.65% series contract	4,300.670	25.573115	109,982
Global Fund - 1.55% series contract	2,108.716	13.117707	27,662
Global Fund - 1.50% series contract	526.052	13.168947	6,928
Global Fund - 1.40% series contract	65,656.667	26.388820	1,732,602
Global Fund - 1.25% series contract	115,245.568	13.387007	1,542,793
Global Fund - 1.00% series contract	1,925.667	13.615025	26,218
Main Street Fund - 2.00% series contract	15,249.107	14.265353	217,534
Main Street Fund - 1.95% series contract	8,528.802	14.306790	122,020
Main Street Fund - 1.75% series contract	14,514.491	14.502577	210,498
Main Street Fund - 1.70% series contract	7.637	16.903594	129
Main Street Fund - 1.65% series contract *	1,007.826	16.990330	17,123
Main Street Fund - 1.65% series contract	1,315.474	14.601547	19,208
Main Street Fund - 1.55% series contract	4,985.605	14.700768	73,292
Main Street Fund - 1.50% series contract	776.306	14.758106	11,457
Main Street Fund - 1.45% series contract	283.033	14.800678	4,189
Main Street Fund - 1.40% series contract	96,530.458	17.430860	1,682,609
Main Street Fund - 1.25% series contract	63,772.202	15.002514	956,743
Main Street Fund - 1.00% series contract	3,412.812	15.257954	52,073
Main Street Small Cap Fund - 1.80% series contract	227.247	17.769141	4,038
Main Street Small Cap Fund - 1.75% series contract	2,097.646	17.820377	37,381
Main Street Small Cap Fund - 1.70% series contract	519.120	31.099149	16,144
Main Street Small Cap Fund - 1.65% series contract *	1,508.627	17.941909	27,068
Main Street Small Cap Fund - 1.65% series contract	2,506.062	31.294858	78,427
Main Street Small Cap Fund - 1.55% series contract	3,233.988	18.063822	58,418
Main Street Small Cap Fund - 1.50% series contract	1,505.143	18.134345	27,295
Main Street Small Cap Fund - 1.45% series contract	261.669	18.186627	4,759
Main Street Small Cap Fund - 1.40% series contract	86,492.934	32.292987	2,793,115
Main Street Small Cap Fund - 1.25% series contract	88,100.367	18.434699	1,624,104
Main Street Small Cap Fund - 1.00% series contract	1,928.397	18.748615	36,155
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	17,691.066	13.659747	241,655
High Yield Portfolio - 1.95% series contract	8,068.470	13.699387	110,533
High Yield Portfolio - 1.80% series contract	1,481.593	13.846946	20,516
High Yield Portfolio - 1.75% series contract	21,173.677	13.886853	294,036
High Yield Portfolio - 1.70% series contract	376.005	22.354710	8,405
High Yield Portfolio - 1.65% series contract *	2,672.906	22.495387	60,128
High Yield Portfolio - 1.65% series contract	8,542.708	13.981502	119,440
High Yield Portfolio - 1.55% series contract	12,389.881	14.076535	174,407
High Yield Portfolio - 1.50% series contract	5,197.815	14.131413	73,452
High Yield Portfolio - 1.45% series contract	1,005.786	14.172134	14,254
High Yield Portfolio - 1.40% series contract	30,840.492	23.212770	715,893
High Yield Portfolio - 1.25% series contract	166,240.829	14.365393	2,388,115
High Yield Portfolio - 1.00% series contract	5,433.995	14.609923	79,390
Real Return Portfolio - 2.00% series contract	5,995.128	11.460554	68,707
Real Return Portfolio - 1.95% series contract	260.260	11.493809	2,991
Real Return Portfolio - 1.80% series contract	27.249	11.617593	317
Real Return Portfolio - 1.75% series contract	16,295.335	11.651071	189,858
Real Return Portfolio - 1.70% series contract	1,196.932	15.853071	18,975
Real Return Portfolio - 1.65% series contract *	9,306.444	11.730539	109,170
Real Return Portfolio - 1.65% series contract	20,114.407	15.952832	320,882
Real Return Portfolio - 1.55% series contract	29,537.346	11.810210	348,842
Real Return Portfolio - 1.50% series contract	5,655.672	11.856292	67,055
Real Return Portfolio - 1.45% series contract	1,640.478	11.890468	19,506
Real Return Portfolio - 1.40% series contract	94,057.024	16.461561	1,548,325
Real Return Portfolio - 1.25% series contract	288,662.449	12.052579	3,479,127
Real Return Portfolio - 1.00% series contract	22,305.871	12.257725	273,419
Total Return Portfolio - 2.00% series contract	47,943.998	12.657370	606,845
Total Return Portfolio - 1.95% series contract	21,517.990	12.694136	273,152
Total Return Portfolio - 1.80% series contract	659.297	12.830848	8,459
Total Return Portfolio - 1.75% series contract	63,468.036	12.867852	816,697
Total Return Portfolio - 1.70% series contract	811.622	16.294647	13,225
Total Return Portfolio - 1.65% series contract *	11,883.339	16.397211	194,854
Total Return Portfolio - 1.65% series contract	21,344.893	12.955560	276,535
Total Return Portfolio - 1.55% series contract	49,697.625	13.043590	648,235
Total Return Portfolio - 1.50% series contract	10,100.972	13.094472	132,267
Total Return Portfolio - 1.45% series contract	5,544.565	13.132218	72,812
Total Return Portfolio - 1.40% series contract	137,212.625	16.920102	2,321,652
Total Return Portfolio - 1.25% series contract	687,327.616	13.311216	9,149,166
Total Return Portfolio - 1.00% series contract	37,506.775	13.537823	507,760

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,169.126	$16.274128	$19,027
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	1,520.627	16.376521	24,903
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	43,174.301	16.898871	729,597
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	16,893.168	12.405253	209,564
2015 ETF Fund - 1.70% series contract	759.653	11.876616	9,022
2015 ETF Fund - 1.65% series contract *	9.535	12.489846	119
2015 ETF Fund - 1.65% series contract	333.245	11.922951	3,973
2015 ETF Fund - 1.55% series contract	1,779.311	12.574714	22,374
2015 ETF Fund - 1.40% series contract	13,836.814	12.157421	168,220
2015 ETF Fund - 1.25% series contract	3,300.944	12.832771	42,360
2015 ETF Fund - 1.00% series contract	4,241.796	13.051281	55,361
2025 ETF Fund - 1.75% series contract	911.539	12.030604	10,966
2025 ETF Fund - 1.70% series contract	369.668	11.379990	4,207
2025 ETF Fund - 1.65% series contract *	8.248	11.424423	94
2025 ETF Fund - 1.65% series contract	9.515	12.112652	115
2025 ETF Fund - 1.55% series contract	12,322.556	12.194963	150,273
2025 ETF Fund - 1.40% series contract	16,723.447	11.649085	194,813
2025 ETF Fund - 1.25% series contract	34,941.943	12.445225	434,860
2025 ETF Fund - 1.00% series contract	1,848.634	12.657131	23,398
2035 ETF Fund - 1.75% series contract	9.495	11.735535	111
2035 ETF Fund - 1.70% series contract	8,354.338	10.859600	90,725
2035 ETF Fund - 1.65% series contract *	9.496	11.815632	112
2035 ETF Fund - 1.65% series contract	17.872	10.902000	195
2035 ETF Fund - 1.55% series contract	9.892	11.895873	118
2035 ETF Fund - 1.40% series contract	16,537.889	11.116414	183,842
2035 ETF Fund - 1.25% series contract	15,641.651	12.140067	189,891
2035 ETF Fund - 1.00% series contract	1,881.107	12.346766	23,226

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$20,791	$7,784	$13,007	$6,817	$0	$(67,004)	$(60,187)	$(47,180)
American Century Variable Portfolios - Class I:
Capital Appreciation Fund (*)	0	16,317	(16,317)	4,721	0	171,773	176,494	160,177
Vista Fund (**)	0	7,429	(7,429)	380,060	182,110	(603,955)	(41,785)	(49,214)
American Century Variable Portfolios - Class II:
Large Company Value Fund	47,165	47,378	(213)	62,041	0	330,988	393,029	392,816
Mid Cap Value Fund	28,925	37,152	(8,227)	117,466	169,873	106,753	394,092	385,865
Ultra Fund	494	3,001	(2,507)	33,735	0	(16,436)	17,299	14,792
Calamos Advisors Trust:
Growth and Income Portfolio	20,243	27,407	(7,164)	52,686	195,805	(134,779)	113,712	106,548
Davis Variable Account Fund, Inc.:
Value Portfolio	68,413	93,674	(25,261)	184,744	1,480,728	(1,308,000)	357,472	332,211
Deutsche Variable Series II - Class A:
Global Growth VIP	1,055	1,351	(296)	1,186	0	(2,256)	(1,070)	(1,366)
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	1,461	4,219	(2,758)	24,164	1,553	(11,782)	13,935	11,177
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	13,470	22,191	(8,721)	67,383	109,504	9,166	186,053	177,332
Stock Index Fund, Inc.	301,231	274,612	26,619	694,816	227,574	1,230,169	2,152,559	2,179,178
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	0	7,221	(7,221)	69,216	26,882	(61,154)	34,944	27,723
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	1,442	2,404	(962)	39,687	1,010	(25,002)	15,695	14,733
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3	35,330	(35,327)	0	0	0	0	(35,327)
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	12,650	11,502	1,148	36,466	20,509	(9,199)	47,776	48,924
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	165,000	191,473	(26,473)	439,025	213,160	(182,855)	469,330	442,857
Ibbotson Conservative ETF Asset Allocation Portfolio	36,897	50,970	(14,073)	53,760	53,026	(35,095)	71,691	57,618
Ibbotson Growth ETF Asset Allocation Portfolio	256,765	354,804	(98,039)	1,683,466	54,641	(814,516)	923,591	825,552
Ibbotson Income and Growth ETF Asset Allocation Portfolio	81,285	104,667	(23,382)	501,880	118,455	(446,166)	174,169	150,787
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	6,635	14,450	(7,815)	44,227	80,004	(123,941)	290	(7,525)
Franklin U.S. Government Securities VIP Fund	51,789	25,500	26,289	(18,600)	0	31,074	12,474	38,763
Mutual Global Discovery VIP Fund	51,183	31,296	19,887	68,934	158,398	(135,777)	91,555	111,442
Mutual Shares VIP Fund	44,158	38,607	5,551	704,887	11,481	(518,982)	197,386	202,937
Templeton Foreign VIP Fund	37,271	28,143	9,128	44,964	0	(327,593)	(282,629)	(273,501)
Templeton Global Bond VIP Fund	184,433	45,858	138,575	(14,019)	0	(113,683)	(127,702)	10,873
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	20,240	59,991	(39,751)	189,531	361,343	(165,032)	385,842	346,091
Comstock Fund	81,082	79,605	1,477	145,893	0	261,491	407,384	408,861
Core Equity Fund	4,037	6,670	(2,633)	7,628	2,254	20,798	30,680	28,047
Diversified Dividend Fund	6,152	5,156	996	14,614	0	23,981	38,595	39,591
Global Health Care Fund	0	19,755	(19,755)	82,414	53,869	112,595	248,878	229,123
Small Cap Equity Fund	0	40,488	(40,488)	378,155	254,600	(574,985)	57,770	17,282

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2014

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	$48,210	$41,963	$6,247	$26,119	$0	$345,940	$372,059	$378,306
Government Securities Fund	21,340	9,429	11,911	(21,925)	0	25,403	3,478	15,389
International Growth Fund	41,106	32,629	8,477	47,864	0	(131,307)	(83,443)	(74,966)
Mid Cap Core Equity Fund	0	29,927	(29,927)	80,621	247,827	(239,832)	88,616	58,689
Mid Cap Growth Fund	0	57,237	(57,237)	97,892	0	224,483	322,375	265,138
Utilities Fund	39,393	21,441	17,952	26,338	70,481	140,542	237,361	255,313
Janus Aspen Series - Service Shares:
Balanced Portfolio	130,180	120,754	9,426	198,825	214,241	135,582	548,648	558,074
Enterprise Portfolio	928	36,268	(35,340)	156,428	193,685	(32,998)	317,115	281,775
Global Research Portfolio	1,365	2,028	(663)	3,566	0	4,944	8,510	7,847
Janus Portfolio	8,077	52,345	(44,268)	152,415	257,266	30,591	440,272	396,004
Overseas Portfolio	544,255	124,357	419,898	172,653	670,076	(2,539,054)	(1,696,325)	(1,276,427)
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	19,093	9,104	9,989	4,750	0	22,493	27,243	37,232
Mid Cap Growth Portfolio	0	24,664	(24,664)	33,255	247,863	(240,085)	41,033	16,369
U.S. Real Estate Portfolio	51,188	51,371	(183)	98,353	0	780,012	878,365	878,182
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	6,089	32,537	(26,448)	122,485	388,175	(308,479)	202,181	175,733
Small-Cap Growth Portfolio	0	2,881	(2,881)	5,970	18,871	(16,981)	7,860	4,979
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	10,432	74,836	(64,404)	144,399	139,680	533,991	818,070	753,666
Capital Income Fund	20,569	16,157	4,412	(2,498)	0	69,082	66,584	70,996
Global Fund	31,720	52,343	(20,623)	135,005	166,895	(260,224)	41,676	21,053
Main Street Fund	18,803	47,812	(29,009)	231,997	66,105	9,055	307,157	278,148
Main Street Small Cap Fund	29,650	62,958	(33,308)	444,989	658,071	(619,237)	483,823	450,515
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	221,860	59,235	162,625	15,694	0	(103,418)	(87,724)	74,901
Real Return Portfolio	94,738	90,608	4,130	27,587	0	86,317	113,904	118,034
Total Return Portfolio	323,348	200,401	122,947	27,764	0	257,507	285,271	408,218
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	0	10,750	(10,750)	(3,131)	0	23,600	20,469	9,719
Wilshire Variable Insurance Trust:
2015 ETF Fund	8,410	7,594	816	18,365	13,583	(15,108)	16,840	17,656
2025 ETF Fund	9,959	10,955	(996)	29,699	6,830	(9,439)	27,090	26,094
2035 ETF Fund	5,674	6,429	(755)	13,298	1,928	3,369	18,595	17,840

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$13,007	$6,817	$0	$(67,004)	$(47,180)	$63,747	$19,900	$(18,769)	$25,078	$(22,102)	$597,377	$575,275
American Century Variable Portfolios - Class I:
Capital Appreciation Fund (*)	(16,317)	4,721	0	171,773	160,177	89,990	72,616	1,623,824	1,641,198	1,801,375	0	1,801,375
Vista Fund (**)	(7,429)	380,060	182,110	(603,955)	(49,214)	38,914	12,871	(1,649,669)	(1,623,626)	(1,672,840)	1,672,840	0
American Century Variable Portfolios - Class II:
Large Company Value Fund	(213)	62,041	0	330,988	392,816	692,542	145,035	89,624	637,131	1,029,947	3,099,199	4,129,146
Mid Cap Value Fund	(8,227)	117,466	169,873	106,753	385,865	589,970	280,009	133,331	443,292	829,157	2,363,666	3,192,823
Ultra Fund	(2,507)	33,735	0	(16,436)	14,792	4,422	43,220	75,721	36,923	51,715	205,202	256,917
Calamos Advisors Trust:
Growth and Income Portfolio	(7,164)	52,686	195,805	(134,779)	106,548	145,445	153,475	(58,891)	(66,921)	39,627	2,058,126	2,097,753
Davis Variable Account Fund, Inc.:
Value Portfolio	(25,261)	184,744	1,480,728	(1,308,000)	332,211	612,327	486,213	(185,965)	(59,851)	272,360	7,075,582	7,347,942
Deutsche Variable Series II - Class A:
Global Growth VIP	(296)	1,186	0	(2,256)	(1,366)	27,990	613	(3,520)	23,857	22,491	93,675	116,166
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	(2,758)	24,164	1,553	(11,782)	11,177	58,616	20,310	(17,400)	20,906	32,083	290,301	322,384
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(8,721)	67,383	109,504	9,166	177,332	105,755	98,897	45,709	52,567	229,899	1,494,772	1,724,671
Stock Index Fund, Inc.	26,619	694,816	227,574	1,230,169	2,179,178	1,545,220	1,348,984	(99,787)	96,449	2,275,627	19,035,885	21,311,512
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(7,221)	69,216	26,882	(61,154)	27,723	24,751	91,118	6,652	(59,715)	(31,992)	547,139	515,147
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(962)	39,687	1,010	(25,002)	14,733	16,478	16,331	32,465	32,612	47,345	179,061	226,406
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(35,327)	0	0	0	(35,327)	464,669	523,517	(462,538)	(521,386)	(556,713)	2,620,380	2,063,667
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	1,148	36,466	20,509	(9,199)	48,924	34,840	95,098	(6,023)	(66,281)	(17,357)	817,756	800,399
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(26,473)	439,025	213,160	(182,855)	442,857	1,037,727	1,112,468	(80,489)	(155,230)	287,627	13,971,861	14,259,488
Ibbotson Conservative ETF Asset Allocation Portfolio	(14,073)	53,760	53,026	(35,095)	57,618	166,178	889,027	(6,131)	(728,980)	(671,362)	4,224,562	3,553,200
Ibbotson Growth ETF Asset Allocation Portfolio	(98,039)	1,683,466	54,641	(814,516)	825,552	2,021,782	4,140,518	(161,855)	(2,280,591)	(1,455,039)	26,720,553	25,265,514
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(23,382)	501,880	118,455	(446,166)	150,787	544,975	1,330,845	(156,211)	(942,081)	(791,294)	7,901,107	7,109,813
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	(7,815)	44,227	80,004	(123,941)	(7,525)	228,649	17,829	(40,310)	170,510	162,985	1,020,912	1,183,897
Franklin U.S. Government Securities VIP Fund	26,289	(18,600)	0	31,074	38,763	234,344	89,701	(323,377)	(178,734)	(139,971)	1,978,854	1,838,883
Mutual Global Discovery VIP Fund	19,887	68,934	158,398	(135,777)	111,442	438,078	55,030	(282,077)	100,971	212,413	2,304,357	2,516,770
Mutual Shares VIP Fund	5,551	704,887	11,481	(518,982)	202,937	302,844	126,024	(2,037,178)	(1,860,358)	(1,657,421)	3,423,576	1,766,155
Templeton Foreign VIP Fund	9,128	44,964	0	(327,593)	(273,501)	412,590	141,680	790,255	1,061,165	787,664	1,977,015	2,764,679
Templeton Global Bond VIP Fund	138,575	(14,019)	0	(113,683)	10,873	650,713	224,431	255,012	681,294	692,167	3,080,273	3,772,440
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(39,751)	$189,531	$361,343	$(165,032)	$346,091	$407,280	$305,575	53,716	$155,421	$501,512	$4,169,781	$4,671,293
Comstock Fund	1,477	145,893	0	261,491	408,861	505,794	358,904	1,300,843	1,447,733	1,856,594	4,575,151	6,431,745
Core Equity Fund	(2,633)	7,628	2,254	20,798	28,047	16,734	11,207	15,482	21,009	49,056	428,313	477,369
Diversified Dividend Fund	996	14,614	0	23,981	39,591	20,668	44,128	35,131	11,671	51,262	334,958	386,220
Global Health Care Fund	(19,755)	82,414	53,869	112,595	229,123	54,340	216,825	7,085	(155,400)	73,723	1,341,920	1,415,643
Small Cap Equity Fund	(40,488)	378,155	254,600	(574,985)	17,282	463,169	188,843	(500,935)	(226,609)	(209,327)	3,249,559	3,040,232
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	6,247	26,119	0	345,940	378,306	588,033	130,536	12,287	469,784	848,090	2,779,555	3,627,645
Government Securities Fund	11,911	(21,925)	0	25,403	15,389	24,756	72,756	(6,710)	(54,710)	(39,321)	639,718	600,397
International Growth Fund	8,477	47,864	0	(131,307)	(74,966)	428,802	131,144	1,321,419	1,619,077	1,544,111	1,698,199	3,242,310
Mid Cap Core Equity Fund	(29,927)	80,621	247,827	(239,832)	58,689	311,053	79,307	(317,153)	(85,407)	(26,718)	2,022,313	1,995,595
Mid Cap Growth Fund	(57,237)	97,892	0	224,483	265,138	384,162	207,821	(144,541)	31,800	296,938	4,215,211	4,512,149
Utilities Fund	17,952	26,338	70,481	140,542	255,313	85,631	353,391	21,279	(246,481)	8,832	1,455,847	1,464,679
Janus Aspen Series - Service Shares:
Balanced Portfolio	9,426	198,825	214,241	135,582	558,074	806,252	702,775	286,925	390,402	948,476	7,651,466	8,599,942
Enterprise Portfolio	(35,340)	156,428	193,685	(32,998)	281,775	525,647	97,716	(114,761)	313,170	594,945	2,362,546	2,957,491
Global Research Portfolio	(663)	3,566	0	4,944	7,847	4,538	15,894	(5,349)	(16,705)	(8,858)	151,333	142,475
Janus Portfolio	(44,268)	152,415	257,266	30,591	396,004	400,977	263,937	(22,766)	114,274	510,278	3,441,229	3,951,507
Overseas Portfolio	419,898	172,653	670,076	(2,539,054)	(1,276,427)	1,072,565	608,826	(131,277)	332,462	(943,965)	9,385,000	8,441,035
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	9,989	4,750	0	22,493	37,232	20,898	16,138	(27,052)	(22,292)	14,940	601,885	616,825
Mid Cap Growth Portfolio	(24,664)	33,255	247,863	(240,085)	16,369	285,767	146,514	(43,001)	96,252	112,621	1,811,834	1,924,455
U.S. Real Estate Portfolio	(183)	98,353	0	780,012	878,182	199,308	301,435	(5,554)	(107,681)	770,501	3,207,502	3,978,003
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(26,448)	122,485	388,175	(308,479)	175,733	232,115	140,765	(100,622)	(9,272)	166,461	2,302,421	2,468,882
Small-Cap Growth Portfolio	(2,881)	5,970	18,871	(16,981)	4,979	14,051	1,552	(612)	11,887	16,866	203,621	220,487
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(64,404)	144,399	139,680	533,991	753,666	694,713	293,739	11,998	412,972	1,166,638	5,242,432	6,409,070
Capital Income Fund	4,412	(2,498)	0	69,082	70,996	60,338	80,199	(11,756)	(31,617)	39,379	1,110,533	1,149,912
Global Fund	(20,623)	135,005	166,895	(260,224)	21,053	353,797	278,419	(17,108)	58,270	79,323	3,712,034	3,791,357
Main Street Fund	(29,009)	231,997	66,105	9,055	278,148	193,618	337,404	29,561	(114,225)	163,923	3,202,952	3,366,875
Main Street Small Cap Fund	(33,308)	444,989	658,071	(619,237)	450,515	366,360	557,406	314,575	123,529	574,044	4,132,860	4,706,904
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	162,625	15,694	0	(103,418)	74,901	525,826	262,605	(112,803)	150,418	225,319	4,074,905	4,300,224
Real Return Portfolio	4,130	27,587	0	86,317	118,034	747,916	601,611	(431,143)	(284,838)	(166,804)	6,613,978	6,447,174
Total Return Portfolio	122,947	27,764	0	257,507	408,218	1,874,939	1,073,508	(330,598)	470,833	879,051	14,142,608	15,021,659
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(10,750)	(3,131)	0	23,600	9,719	47,393	85,564	(157)	(38,328)	(28,609)	802,136	773,527
Wilshire Variable Insurance Trust:
2015 ETF Fund	816	18,365	13,583	(15,108)	17,656	5,066	44,467	168,476	129,075	146,731	364,262	510,993
2025 ETF Fund	(996)	29,699	6,830	(9,439)	26,094	112,542	86,588	15,391	41,345	67,439	751,287	818,726
2035 ETF Fund	(755)	13,298	1,928	3,369	17,840	68,890	24,538	901	45,253	63,093	425,127	488,220

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$25,100	$9,528	$0	$65,788	$100,416	$78,252	$37,195	$6,053	$47,110	$147,526	$449,851	$597,377
American Century Variable Portfolios - Class I:
Vista Fund	(21,715)	90,111	0	316,448	384,844	120,722	189,648	(30,500)	(99,426)	285,418	1,387,422	1,672,840
American Century Variable Portfolios - Class II:
Large Company Value Fund	1,430	51,559	0	556,035	609,024	645,574	117,151	150,346	678,769	1,287,793	1,811,406	3,099,199
Mid Cap Value Fund	(4,981)	49,837	24,336	379,051	448,243	502,793	104,998	121,426	519,221	967,464	1,396,202	2,363,666
Ultra Fund	(1,942)	31,887	0	26,230	56,175	7,284	329	(42,041)	(35,086)	21,089	184,113	205,202
Calamos Advisors Trust:
Growth and Income Portfolio	(5,055)	73,211	88,851	128,304	285,311	196,283	118,200	(395,628)	(317,545)	(32,234)	2,090,360	2,058,126
Davis Variable Account Fund, Inc.:
Value Portfolio	(25,027)	225,122	476,378	994,551	1,671,024	785,234	379,681	(56,157)	349,396	2,020,420	5,055,162	7,075,582
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(4,659)	38,943	0	328,610	362,894	172,683	135,479	17,479	54,683	417,577	1,077,195	1,494,772
Stock Index Fund, Inc.	39,141	32,733	173,772	4,018,475	4,264,121	1,615,136	1,029,710	187,462	772,888	5,037,009	13,998,876	19,035,885
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(6,211)	39,219	0	90,069	123,077	28,018	57,665	60,555	30,908	153,985	393,154	547,139
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(371)	50,446	0	10,004	60,079	21,027	35,599	(87,597)	(102,169)	(42,090)	221,151	179,061
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(42,096)	0	0	0	(42,096)	2,530,600	1,548,511	(842,786)	139,303	97,207	2,523,173	2,620,380
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	2,131	(305)	1,864	132,365	136,055	43,284	41,736	(57,110)	(55,562)	80,493	737,263	817,756
DWS Variable Series II - Class A:
Global Growth VIP	(4)	3,881	0	11,825	15,702	17,735	12,038	(3,508)	2,189	17,891	75,784	93,675
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	(1,147)	3,871	0	46,446	49,170	97,289	14,585	49,815	132,519	181,689	108,612	290,301
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,530	425,545	72,137	827,613	1,326,825	1,208,662	1,117,494	(223,970)	(132,802)	1,194,023	12,777,838	13,971,861
Ibbotson Conservative ETF Asset Allocation Portfolio	(4,496)	238,767	50,597	(225,891)	58,977	232,934	376,701	(1,307,366)	(1,451,133)	(1,392,156)	5,616,718	4,224,562
Ibbotson Growth ETF Asset Allocation Portfolio	(41,767)	832,167	32,503	2,613,317	3,436,220	2,418,149	2,134,901	454,802	738,050	4,174,270	22,546,283	26,720,553
Ibbotson Income and Growth ETF Asset Allocation Portfolio	7,801	133,213	71,133	215,824	427,971	590,638	381,086	307,102	516,654	944,625	6,956,482	7,901,107
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	(778)	48,946	11,943	165,514	225,625	192,785	149,052	265,074	308,807	534,432	486,480	1,020,912
Franklin U.S. Government Fund	28,566	(4,790)	0	(97,507)	(73,731)	230,776	322,008	(47,083)	(138,315)	(212,046)	2,190,900	1,978,854
Mutual Global Discovery Securities Fund	19,307	19,113	158,666	143,523	340,609	390,452	135,813	929,657	1,184,296	1,524,905	779,452	2,304,357
Mutual Shares Securities Fund	25,528	137,849	0	519,272	682,649	567,016	136,016	1,311	432,311	1,114,960	2,308,616	3,423,576
Templeton Foreign Securities Fund	13,426	28,071	0	255,373	296,870	384,131	117,566	332,109	598,674	895,544	1,081,471	1,977,015
Templeton Global Bond Securities Fund	109,398	(38,728)	38,443	(109,834)	(721)	662,766	183,223	(102,373)	377,170	376,449	2,703,824	3,080,273

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(26,113)	$164,575	$0	$874,012	$1,012,474	$346,028	$234,771	$(38,913)	$72,344	$1,084,818	$3,084,963	$4,169,781
Comstock Fund	8,045	72,231	0	1,030,063	1,110,339	374,075	312,364	204,495	266,206	1,376,545	3,198,606	4,575,151
Core Equity Fund	324	12,324	0	75,982	88,630	16,553	48,826	62,572	30,299	118,929	309,384	428,313
Diversified Dividend Fund	2,604	2,988	0	66,714	72,306	20,865	14,932	14,228	20,161	92,467	242,491	334,958
Global Health Care Fund	(8,206)	12,780	0	356,076	360,650	48,442	95,141	106,332	59,633	420,283	921,637	1,341,920
Small Cap Equity Fund	(33,404)	153,808	26,480	618,730	765,614	494,503	197,543	258,261	555,221	1,320,835	1,928,724	3,249,559
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	74,323	126,305	0	(182,522)	18,106	574,177	110,371	(256,618)	207,188	225,294	2,554,261	2,779,555
Government Securities Fund	11,702	(3,865)	0	(38,799)	(30,962)	30,904	91,481	(41,233)	(101,810)	(132,772)	772,490	639,718
International Growth Fund	(7,650)	67,770	0	148,671	208,791	399,889	48,893	(323,884)	27,112	235,903	1,462,296	1,698,199
Mid Cap Core Equity Fund	8,742	41,489	105,535	230,363	386,129	226,080	60,076	113,537	279,541	665,670	1,356,643	2,022,313
Mid Cap Growth Fund	(38,786)	18,571	0	1,072,218	1,052,003	408,674	173,822	8,076	242,928	1,294,931	2,920,280	4,215,211
Utilities Fund	17,503	(55,615)	29,110	136,260	127,258	86,910	74,125	(95,860)	(83,075)	44,183	1,411,664	1,455,847
Janus Aspen Series - Service Shares:
Balanced Portfolio	38,177	92,826	282,752	626,690	1,040,445	866,554	544,281	1,075,051	1,397,324	2,437,769	5,213,697	7,651,466
Enterprise Portfolio	(17,641)	73,881	0	415,333	471,573	455,052	163,671	257,231	548,612	1,020,185	1,342,361	2,362,546
Global Research Portfolio	(568)	9,095	0	27,701	36,228	8,579	28,442	(18,627)	(38,490)	(2,262)	153,595	151,333
Janus Portfolio	(24,315)	237,366	0	542,864	755,915	456,258	275,017	(400,092)	(218,851)	537,064	2,904,165	3,441,229
Overseas Portfolio	150,584	219,638	0	683,987	1,054,209	1,206,126	498,142	(548,343)	159,641	1,213,850	8,171,150	9,385,000
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	16,309	(20,600)	0	(10,692)	(14,983)	23,185	111,112	(114,436)	(202,363)	(217,346)	819,231	601,885
Mid Cap Growth Portfolio	(15,593)	(24,242)	33,151	478,314	471,630	260,080	109,600	(293,985)	(143,505)	328,125	1,483,709	1,811,834
U.S. Real Estate Portfolio	(11,837)	87,164	0	(49,749)	25,578	189,295	358,767	774	(168,698)	(143,120)	3,350,622	3,207,502
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(14,215)	233,136	105,839	319,906	644,666	203,068	240,692	(186,136)	(223,760)	420,906	1,881,515	2,302,421
Small-Cap Growth Portfolio	(2,976)	42,623	0	36,255	75,902	16,181	66,951	(15,444)	(66,214)	9,688	193,933	203,621
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(25,644)	168,646	0	949,267	1,092,269	710,859	205,291	(104,988)	400,580	1,492,849	3,749,583	5,242,432
Capital Income Fund	8,232	(31,207)	0	137,559	114,584	78,005	99,268	(32,852)	(54,115)	60,469	1,050,064	1,110,533
Global Fund	(7,482)	49,077	0	667,130	708,725	370,479	154,742	140,811	356,548	1,065,273	2,646,761	3,712,034
Main Street Fund	(17,247)	131,698	0	625,579	740,030	178,926	184,391	(3,625)	(9,090)	730,940	2,472,012	3,202,952
Main Street Small Cap Fund	(26,349)	157,992	43,254	963,099	1,137,996	253,450	258,174	76,888	72,164	1,210,160	2,922,700	4,132,860
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	156,787	27,504	0	(23,154)	161,137	566,389	241,430	13,553	338,512	499,649	3,575,256	4,074,905
Real Return Portfolio	16,088	143,180	53,484	(1,073,350)	(860,598)	930,190	802,941	(882,220)	(754,971)	(1,615,569)	8,229,547	6,613,978
Total Return Portfolio	119,712	92,443	120,903	(807,409)	(474,351)	2,078,984	1,049,477	(301,186)	728,321	253,970	13,888,638	14,142,608
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(11,029)	(13,824)	0	139,077	114,224	46,176	86,609	(20,107)	(60,540)	53,684	748,452	802,136
Wilshire Variable Insurance Trust:
2015 ETF Fund	2,028	2,459	3,076	19,536	27,099	16,189	3,966	45,158	57,381	84,480	279,782	364,262
2025 ETF Fund	4,469	2,292	0	56,724	63,485	57,787	312	134,292	191,767	255,252	496,035	751,287
2035 ETF Fund	2,912	4,348	759	35,308	43,327	101,093	11,849	58,329	147,573	190,900	234,227	425,127

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2014 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AllianceBernstein Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Capital Appreciation Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Deutsche Variable Series II – Class A:

•	Global Growth VIP

Deutsche Variable Series II – Class B:

•	Small Mid Cap Value VIP

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Mutual Global Discovery VIP Fund

•	Mutual Shares VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

Invesco Variable Insurance Funds – Series II Shares:

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Mid Cap Growth Fund

•	Utilities Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Small-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Capital Appreciation Fund

•	Capital Income Fund

•	Global Fund

•	Main Street Fund

•	Main Street Small Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Guggenheim U.S. Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

On April 25, 2014, the American Century Variable Portfolios – Class I Vista Fund was acquired by the American Century Variable Portfolios – Class I Capital Appreciation Fund.

On August 11, 2014, DWS Variable Series II -Class A- Global Growth VIP name changed to Deutsche Variable Series II -Class A- Global Growth VIP.

On August 11, 2014, DWS Variable Series II – Class B- Small Mid Cap Value VIP name changed to Deutsche Variable Series II – Class B- Small Mid Cap Value VIP.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin Small Cap Value Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin Small Cap Value VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin U.S. Government Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin U.S. Government Securities VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Global Discovery Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Global Discovery VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Shares Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Shares VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Foreign Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Foreign VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Global Bond Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Global Bond VIP Fund.

On April 29, 2013, Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares American Value Fund.

On April 29, 2013, Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Comstock Fund.

On April 29, 2013, Invesco Variable Insurance Funds – Series II Shares Van Kampen Mid Cap Growth Fund’s name changed to Invesco Variable Insurance Funds – Series II Shares Mid Cap Growth Fund.

On May 1, 2013, Janus Aspen Series – Service Shares Worldwide Portfolio’s name changed to Janus Aspen Series – Service Shares Global Research Portfolio.

On April 30, 2013, Oppenheimer Variable Account Funds – Service Shares Balanced Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Capital Income Fund.

On April 30, 2013, Oppenheimer Variable Account Funds – Service Shares Global Securities Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Global Fund.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

On April 30, 2013, Oppenheimer Variable Account Funds – Service Shares Main Street Small & Mid Cap Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Main Street Small Cap Fund.

On October 30, 2013, Rydex Variable Trust – Guggenheim U.S. Long Short Momentum Fund’s name changed to Rydex Variable Trust – Guggenheim U.S. Long Short Equity Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2014:

2.00% Series Contracts	$68,748
1.95% Series Contracts	28,366
1.85% Series Contracts	3,517
1.80% Series Contracts	11,085
1.75% Series Contracts	114,737
1.70% Series Contracts	11,039
1.65% Series Contracts	189,655
1.55% Series Contracts	163,848
1.50% Series Contracts	22,692
1.45% Series Contracts	31,988
1.40% Series Contracts	809,276
1.25% Series Contracts	1,486,934
1.00% Series Contracts	43,407
0.75% Series Contracts	130

$2,985,422

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $154,367 for the year ended December 31, 2014.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2014 Statements of Changes in Net Assets for applicable periods) December 31, 2014, are as follows:

	2014
	Cost of	Proceeds
	Purchases	from Sales
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$76,529	$38,444
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	1,709,129	84,248
Vista Fund	224,427	1,673,372
American Century Variable Portfolios - Class II:
Large Company Value Fund	808,786	171,868
Mid Cap Value Fund	904,490	299,552
Ultra Fund	102,041	67,625
Calamos Advisors Trust:
Growth and Income Portfolio	382,317	260,597
Davis Variable Account Fund, Inc.:
Value Portfolio	1,981,241	585,625
Deutsche Variable Series II - Class A:
Global Growth VIP	29,876	6,315
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	100,151	80,450
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	278,984	125,634
Stock Index Fund, Inc.	2,068,553	1,717,911
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	75,208	115,262
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	124,573	91,913
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	1,035,683	1,592,396
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	107,856	152,480
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,199,933	1,168,476
Ibbotson Conservative ETF Asset Allocation Portfolio	252,885	942,912
Ibbotson Growth ETF Asset Allocation Portfolio	1,421,194	3,745,183
Ibbotson Income and Growth ETF Asset Allocation Portfolio	731,015	1,578,023
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	364,558	121,859
Franklin U.S. Government Securities VIP Fund	340,316	492,761
Mutual Global Discovery VIP Fund	730,149	450,893
Mutual Shares VIP Fund	389,505	2,232,831
Templeton Foreign VIP Fund	1,293,227	222,934
Templeton Global Bond VIP Fund	1,067,109	247,240
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	837,979	360,966
Comstock Fund	1,917,062	467,852
Core Equity Fund	35,532	14,902
Diversified Dividend Fund	58,175	45,508
Global Health Care Fund	115,219	236,505
Small Cap Equity Fund	765,417	777,914
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	587,500	111,469
Government Securities Fund	192,455	235,254
International Growth Fund	1,814,121	186,567
Mid Cap Core Equity Fund	609,433	476,940
Mid Cap Growth Fund	335,364	360,801
Utilities Fund	220,216	378,264
Janus Aspen Series - Service Shares:
Balanced Portfolio	1,411,491	797,422
Enterprise Portfolio	816,726	345,211
Global Research Portfolio	4,369	21,737
Janus Portfolio	757,064	429,792
Overseas Portfolio	1,990,730	568,294

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2014 Statements of Changes in Net Assets for applicable periods) December 31, 2014, are as follows:

	2014
	Cost of	Proceeds
	Purchases	from Sales
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	$69,571	$81,874
Mid Cap Growth Portfolio	555,845	236,394
U.S. Real Estate Portfolio	210,876	318,740
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	645,016	292,561
Small-Cap Growth Portfolio	38,964	11,087
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	755,067	266,819
Capital Income Fund	73,622	100,827
Global Fund	535,537	330,995
Main Street Fund	338,409	415,538
Main Street Small Cap Fund	1,647,667	899,375
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	908,727	595,684
Real Return Portfolio	644,332	925,040
Total Return Portfolio	1,973,667	1,379,887
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	41,666	90,744
Wilshire Variable Insurance Trust:
2015 ETF Fund	194,902	51,428
2025 ETF Fund	150,147	102,968
2035 ETF Fund	81,359	34,933

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 1/31/2014
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	481.097	54.391	0.000	535.488
International Value Portfolio - 1.75% series contract	1,387.822	81.054	0.000	1,468.876
International Value Portfolio - 1.65% series contract	9.536	0.000	0.000	9.536
International Value Portfolio - 1.55% series contract	4,293.682	403.143	257.419	4,439.406
International Value Portfolio - 1.50% series contract	1,180.626	131.819	0.000	1,312.445
International Value Portfolio - 1.45% series contract	1,776.609	315.987	18.466	2,074.130
International Value Portfolio - 1.25% series contract	70,975.595	7,670.379	4,399.406	74,246.568
International Value Portfolio - 1.00% series contract	3,704.684	552.649	932.946	3,324.387
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	0.000	823.168	0.053	823.115
Capital Appreciation Fund - 1.70% series contract	0.000	312.474	0.000	312.474
Capital Appreciation Fund - 1.65% series contract *	0.000	3,165.110	0.053	3,165.057
Capital Appreciation Fund - 1.65% series contract	0.000	13,569.533	785.995	12,783.538
Capital Appreciation Fund - 1.55% series contract	0.000	655.701	0.055	655.646
Capital Appreciation Fund - 1.50% series contract	0.000	477.808	0.000	477.808
Capital Appreciation Fund - 1.40% series contract	0.000	97,853.147	3,021.123	94,832.024
Capital Appreciation Fund - 1.25% series contract	0.000	57,796.505	4,341.514	53,454.991
Capital Appreciation Fund - 1.00% series contract	0.000	392.394	72.597	319.797
Vista Fund - 1.75% series contract	732.228	12.284	744.512	0.000
Vista Fund - 1.70% series contract	196.771	1.249	198.020	0.000
Vista Fund - 1.65% series contract *	2,919.804	3.397	2,923.201	0.000
Vista Fund - 1.65% series contract	8,439.271	91.682	8,530.953	0.000
Vista Fund - 1.55% series contract	604.606	0.000	604.606	0.000
Vista Fund - 1.40% series contract	59,309.148	1,065.665	60,374.813	0.000
Vista Fund - 1.25% series contract	45,930.972	2,865.810	48,796.782	0.000
Vista Fund - 1.00% series contract	635.991	15.838	651.829	0.000
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,139.358	895.155	108.985	1,925.528
Large Company Value Fund - 1.75% series contract	2,872.960	926.026	436.841	3,362.145
Large Company Value Fund - 1.65% series contract *	2,043.035	6,192.212	0.903	8,234.344
Large Company Value Fund - 1.65% series contract	987.334	0.000	0.002	987.332
Large Company Value Fund - 1.55% series contract	18,246.673	1,566.388	4,421.035	15,392.026
Large Company Value Fund - 1.50% series contract	1,279.434	192.853	158.686	1,313.601
Large Company Value Fund - 1.40% series contract	41,333.943	7,212.875	4,518.530	44,028.288
Large Company Value Fund - 1.25% series contract	169,647.092	45,992.484	7,347.505	208,292.071
Large Company Value Fund - 1.00% series contract	2,656.664	2,470.434	205.972	4,921.126
Mid Cap Value Fund - 2.00% series contract	592.047	437.681	70.724	959.004
Mid Cap Value Fund - 1.80% series contract	91.365	0.000	0.000	91.365
Mid Cap Value Fund - 1.75% series contract	1,024.280	256.212	422.474	858.018
Mid Cap Value Fund - 1.70% series contract	266.295	13.979	6.698	273.576
Mid Cap Value Fund - 1.65% series contract *	2,448.428	5,105.555	1,125.755	6,428.228
Mid Cap Value Fund - 1.65% series contract	3,814.158	27.807	1,023.908	2,818.057
Mid Cap Value Fund - 1.55% series contract	7,292.443	1,253.469	103.139	8,442.773
Mid Cap Value Fund - 1.50% series contract	2,148.319	677.628	115.897	2,710.050
Mid Cap Value Fund - 1.45% series contract	16.120	0.000	16.120	0.000
Mid Cap Value Fund - 1.40% series contract	33,613.263	3,719.740	8,217.177	29,115.826
Mid Cap Value Fund - 1.25% series contract	78,164.433	29,082.110	5,207.343	102,039.200
Mid Cap Value Fund - 1.00% series contract	4,084.835	3,278.990	708.010	6,655.815
Ultra Fund - 1.65% series contract	1,973.157	340.858	338.758	1,975.257
Ultra Fund - 1.40% series contract	11,272.599	5,852.606	3,788.133	13,337.072
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	310.660	0.065	9.242	301.483
Growth and Income Portfolio - 1.70% series contract	24.041	0.000	0.000	24.041
Growth and Income Portfolio - 1.65% series contract *	5,819.815	2,403.227	2,780.457	5,442.585
Growth and Income Portfolio - 1.65% series contract	5,650.975	88.158	203.205	5,535.928
Growth and Income Portfolio - 1.55% series contract	3,556.858	137.185	0.970	3,693.073
Growth and Income Portfolio - 1.50% series contract	128.821	54.797	0.662	182.956
Growth and Income Portfolio - 1.40% series contract	48,284.435	2,797.006	12,914.853	38,166.588
Growth and Income Portfolio - 1.25% series contract	93,770.264	10,062.346	5,240.873	98,591.737
Growth and Income Portfolio - 1.00% series contract	2,520.401	51.093	61.231	2,510.263
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,137.362	97.241	0.326	1,234.277
Value Portfolio - 1.75% series contract	6,097.922	977.922	967.130	6,108.714
Value Portfolio - 1.70% series contract	242.010	0.000	0.000	242.010
Value Portfolio - 1.65% series contract *	4,499.497	11.676	89.421	4,421.752
Value Portfolio - 1.65% series contract	8,662.865	808.911	759.193	8,712.583
Value Portfolio - 1.55% series contract	22,025.578	3,038.408	2,660.617	22,403.369
Value Portfolio - 1.50% series contract	5,511.241	693.644	169.262	6,035.623
Value Portfolio - 1.45% series contract	6,600.291	772.513	67.874	7,304.930
Value Portfolio - 1.40% series contract	81,403.127	7,312.749	28,621.266	60,094.610
Value Portfolio - 1.25% series contract	417,311.416	32,518.738	14,267.275	435,562.879
Value Portfolio - 1.00% series contract	27,222.864	2,370.899	6,680.010	22,913.753
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.585	0.000	0.049	9.536
Global Growth VIP - 1.65% series contract	9.585	0.000	0.049	9.536
Global Growth VIP - 1.55% series contract	9.987	0.000	0.054	9.933
Global Growth VIP - 1.25% series contract	9,178.717	2,925.469	580.869	11,523.317
Global Growth VIP - 1.00% series contract	9.480	0.000	0.064	9.416
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.622	0.000	0.050	9.572
Small Mid Cap Value VIP - 1.65% series contract	9.623	0.000	0.050	9.573
Small Mid Cap Value VIP - 1.55% series contract	1,785.162	570.206	0.265	2,355.103
Small Mid Cap Value VIP - 1.50% series contract	416.455	151.480	1.409	566.526
Small Mid Cap Value VIP - 1.25% series contract	16,777.416	5,434.075	5,330.681	16,880.810
Small Mid Cap Value VIP - 1.00% series contract	359.500	563.236	22.598	900.138

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract**	339.282	0.000	0.237	339.045
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.507	0.000	0.052	9.455
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,482.726	41.678	143.569	4,380.835
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.508	0.000	0.052	9.456
Socially Responsible Growth Fund, Inc. - 1.65% series contract	385.031	0.000	270.317	114.714
Socially Responsible Growth Fund, Inc. - 1.55% series contract	684.393	183.704	0.045	868.052
Socially Responsible Growth Fund, Inc. - 1.50% series contract	122.670	13.800	0.822	135.648
Socially Responsible Growth Fund, Inc. - 1.45% series contract	371.529	0.000	0.346	371.183
Socially Responsible Growth Fund, Inc. - 1.40% series contract	38,772.125	3,598.678	5,311.200	37,059.603
Socially Responsible Growth Fund, Inc. - 1.25% series contract	41,804.018	6,581.231	719.756	47,665.493
Socially Responsible Growth Fund, Inc. - 1.00% series contract	34.684	95.050	33.747	95.987
Stock Index Fund, Inc. - 2.00% series contract	34,816.711	1,960.518	7,760.767	29,016.462
Stock Index Fund, Inc. - 1.95% series contract	17,305.194	925.567	1,837.498	16,393.263
Stock Index Fund, Inc. - 1.80% series contract **	917.807	71.345	0.390	988.762
Stock Index Fund, Inc. - 1.80% series contract	740.102	0.000	0.000	740.102
Stock Index Fund, Inc. - 1.75% series contract	46,702.758	2,545.809	19,144.205	30,104.362
Stock Index Fund, Inc. - 1.70% series contract	372.168	0.000	0.000	372.168
Stock Index Fund, Inc. - 1.65% series contract *	7,173.250	7,776.098	5,202.746	9,746.602
Stock Index Fund, Inc. - 1.65% series contract	8,101.664	80.001	1,233.401	6,948.264
Stock Index Fund, Inc. - 1.55% series contract	38,059.375	14,888.729	10,117.447	42,830.657
Stock Index Fund, Inc. - 1.50% series contract	7,518.684	1,605.085	245.241	8,878.528
Stock Index Fund, Inc. - 1.45% series contract	11,739.705	674.715	50.818	12,363.602
Stock Index Fund, Inc. - 1.40% series contract	456,070.970	26,302.069	50,799.341	431,573.698
Stock Index Fund, Inc. - 1.25% series contract	490,948.018	70,300.614	10,264.912	550,983.720
Stock Index Fund, Inc. - 1.00% series contract	36,519.040	4,095.483	7,375.833	33,238.690
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	0.000	0.002	8.143
Technology Growth Portfolio - 1.65% series contract	999.130	15.352	188.782	825.700
Technology Growth Portfolio - 1.40% series contract	27,894.814	2,772.547	5,664.907	25,002.454
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.527	0.000	0.053	9.474
MidCap Stock Portfolio - 1.65% series contract *	9.529	0.000	0.054	9.475
MidCap Stock Portfolio - 1.65% series contract	156.320	6.265	6.426	156.159
MidCap Stock Portfolio - 1.55% series contract	491.851	0.000	36.246	455.605
MidCap Stock Portfolio - 1.45% series contract	161.054	77.898	18.87	220.082
MidCap Stock Portfolio - 1.40% series contract	3,015.660	7036.156	4266.386	5,785.430
MidCap Stock Portfolio - 1.25% series contract	7,586.696	905.666	1531.863	6,960.499
MidCap Stock Portfolio - 1.00% series contract	315.744	11.221	217.138	109.827
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	213,017.609	137806.656	215281.515	135542.75
Money Market Portfolio - 1.95% series contract	0.000	1965.844	1965.844	0.000
Money Market Portfolio - 1.80% series contract **	4,197.043	69.556	4,168.606	97.993
Money Market Portfolio - 1.80% series contract	2,473.664	0.000	0.001	2,473.663
Money Market Portfolio - 1.75% series contract	106,601.691	158,821.650	186,385.669	79,037.672
Money Market Portfolio - 1.70% series contract	18,732.761	870.666	2,622.800	16,980.627
Money Market Portfolio - 1.65% series contract *	25,276.765	198.462	8,250.772	17,224.455
Money Market Portfolio - 1.65% series contract	30,478.442	0.000	1,477.863	29,000.579
Money Market Portfolio - 1.55% series contract	26,502.534	107,177.928	115,068.403	18,612.059
Money Market Portfolio - 1.50% series contract	11,406.405	7,129.962	6,468.486	12,067.881
Money Market Portfolio - 1.45% series contract	741.883	26.555	1.493	766.945
Money Market Portfolio - 1.40% series contract	1,150,757.191	185,505.593	393,613.455	942,649.329
Money Market Portfolio - 1.25% series contract	1,083,497.886	585,208.270	793,299.902	875,406.254
Money Market Portfolio - 1.00% series contract	41,395.676	32,822.545	38,039.235	36,178.986
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	793.326	0.000	0.003	793.323
Appreciation Portfolio - 1.70% series contract	268.395	0.000	0.161	268.234
Appreciation Portfolio - 1.65% series contract	3,088.013	16.221	605.177	2,499.057
Appreciation Portfolio - 1.40% series contract	38,856.626	4,332.033	7,152.895	36,035.764
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,227.957	50.851	0.000	1,278.808
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,328.286	206.708	251.748	16,283.246
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	719.557	0.000	0.502	719.055
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	15,115.464	79.735	14,031.315	1,163.884
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,393.185	0.000	323.447	2,069.738
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	77,470.115	1,437.390	32,013.343	46,894.162
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	29,075.192	0.000	5,885.482	23,189.710
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	157,126.149	3,515.437	1,333.573	159,308.013
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	6,133.909	923.020	105.922	6,951.007
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	14,837.976	1,171.658	231.353	15,778.281
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	95,146.555	8,328.859	18,287.512	85,187.902
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	769,102.308	57,859.844	30,708.215	796,253.937
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	9,919.115	18,542.183	2,811.295	25,650.003
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,394.851	0.000	3.254	1,391.597
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	14,240.705	134.670	4,331.977	10,043.398
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	926.351	0.000	0.000	926.351
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	6,753.603	6,562.138	650.095	12,665.646
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,425.573	91.191	25.244	1,491.520
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	27,604.041	817.317	12,708.472	15,712.886
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	10,847.591	385.980	4,806.796	6,426.775
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,291.194	71.171	264.062	12,098.303
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	10,549.328	997.491	278.234	11,268.585
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	295,553.092	9,047.823	60,015.839	244,585.076
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.542	0.000	0.065	9.477
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract*	41,480.365	8,294.840	7,879.795	41,895.410
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	0.000	263.560	661.260
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	240,036.899	10,427.227	103,755.571	146,708.555
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	114,969.247	620.274	87,103.839	28,485.682
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	210,511.250	10,797.905	11,896.787	209,412.368
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	377.524	291.075	3.722	664.877
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	52,213.662	4,261.283	533.910	55,941.035
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	91,524.129	1,923.764	54,658.779	38,789.114
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,519,741.820	120,375.437	83,860.090	1,556,257.167
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	19,199.321	1,618.901	7,531.669	13,286.553

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,174.687	52.542	0.002	1,227.227
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	17,119.724	14,522.313	868.775	30,773.262
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.209	0.000	0.000	85.209
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	104,921.542	2,495.205	10,811.106	96,605.641
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	16,121.950	0.000	11,543.762	4,578.188
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	23,424.664	842.372	2,278.243	21,988.793
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	1,781.296	306.413	5.175	2,082.534
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	44,354.512	4,862.793	625.163	48,592.142
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	32,716.286	3,229.274	756.366	35,189.194
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	448,103.003	29,798.331	110,770.054	367,131.280
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	3,050.336	1,143.408	9.444	4,184.300
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	608.270	433.952	118.182	924.040
Franklin Small Cap Value VIP Fund - 1.65% series contract	1,314.104	1,472.341	796.499	1,989.946
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,628.030	203.136	148.320	4,682.846
Franklin Small Cap Value VIP Fund - 1.50% series contract	467.640	102.191	127.722	442.109
Franklin Small Cap Value VIP Fund - 1.45% series contract	313.753	5.258	88.360	230.651
Franklin Small Cap Value VIP Fund - 1.25% series contract	35,127.923	9,999.995	4,094.734	41,033.184
Franklin Small Cap Value VIP Fund - 1.00% series contract	641.056	498.949	92.878	1,047.127
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	3,714.469	1,397.501	3,712.873	1,399.097
Franklin U.S. Government Securities VIP Fund - 1.95% series contract	219.916	36.232	256.148	0.000
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.794	0.143	0.361	1,048.576
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	20,831.730	628.566	12,524.308	8,935.988
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,211.829	550.309	28.625	2,733.513
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	9,389.533	9,834.880	10,139.318	9,085.095
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	274.804	17.460	0.906	291.358
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	132.734	4.375	0.266	136.843
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	129,780.886	14,922.142	16,706.334	127,996.694
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	10,085.613	1,380.175	1,637.017	9,828.771
Mutual Global Discovery VIP Fund - 1.80% series contract	991.463	11.050	187.526	814.987
Mutual Global Discovery VIP Fund - 1.75% series contract	181.796	109.749	245.469	46.076
Mutual Global Discovery VIP Fund - 1.65% series contract	3,501.514	1,970.208	355.408	5,116.314
Mutual Global Discovery VIP Fund - 1.55% series contract	1,526.026	462.439	0.723	1,987.742
Mutual Global Discovery VIP Fund - 1.50% series contract	1,847.228	707.800	468.636	2,086.392
Mutual Global Discovery VIP Fund - 1.25% series contract	120,723.805	26,838.417	22,953.828	124,608.394
Mutual Global Discovery VIP Fund - 1.00% series contract	791.664	165.670	0.077	957.257
Mutual Shares VIP Fund - 2.00% series contract	14,785.917	924.094	15,710.011	0.000
Mutual Shares VIP Fund - 1.95% series contract	6,871.805	397.733	7,269.538	0.000
Mutual Shares VIP Fund - 1.80% series contract	904.066	13.850	917.916	0.000
Mutual Shares VIP Fund - 1.75% series contract	18,706.665	1,235.225	14,939.227	5,002.663
Mutual Shares VIP Fund - 1.65% series contract	7,727.777	3,300.525	5,261.128	5,767.174
Mutual Shares VIP Fund - 1.55% series contract	3,278.926	3,749.319	542.314	6,485.931
Mutual Shares VIP Fund - 1.50% series contract	4,542.600	420.771	2,176.360	2,787.011
Mutual Shares VIP Fund - 1.25% series contract	211,672.314	19,473.963	122,001.403	109,144.874
Mutual Shares VIP Fund - 1.00% series contract	3,346.149	175.000	521.921	2,999.228
Templeton Foreign VIP Fund - 2.00% series contract	9,044.519	30,447.741	1,423.554	38,068.706
Templeton Foreign VIP Fund - 1.95% series contract	3,848.272	15,730.394	99.842	19,478.824
Templeton Foreign VIP Fund - 1.75% series contract	8,652.799	27,504.513	914.452	35,242.860
Templeton Foreign VIP Fund - 1.70% series contract	671.552	0.000	104.763	566.789
Templeton Foreign VIP Fund - 1.65% series contract *	1,739.837	5,726.292	33.535	7,432.594
Templeton Foreign VIP Fund - 1.65% series contract	1,737.176	178.270	0.987	1,914.459
Templeton Foreign VIP Fund - 1.55% series contract	13,125.453	2,040.834	3,005.993	12,160.294
Templeton Foreign VIP Fund - 1.50% series contract	4,259.369	2,462.689	144.318	6,577.740
Templeton Foreign VIP Fund - 1.40% series contract	42,924.730	3,564.902	8,042.159	38,447.473
Templeton Foreign VIP Fund - 1.25% series contract	87,296.023	40,154.411	9,935.226	117,515.208
Templeton Foreign VIP Fund - 1.00% series contract	4,016.438	4,369.292	196.163	8,189.567
Templeton Global Bond VIP Fund - 2.00% series contract	432.245	372.881	32.457	772.669
Templeton Global Bond VIP Fund - 1.80% series contract	1,040.524	53.423	3.044	1,090.903
Templeton Global Bond VIP Fund - 1.75% series contract	8,811.179	1,080.422	3,463.608	6,427.993
Templeton Global Bond VIP Fund - 1.65% series contract	5,361.156	3,979.155	1,493.009	7,847.302
Templeton Global Bond VIP Fund - 1.55% series contract	10,327.541	512.962	894.254	9,946.249
Templeton Global Bond VIP Fund - 1.50% series contract	1,476.443	743.002	319.874	1,899.571
Templeton Global Bond VIP Fund - 1.25% series contract	188,665.026	59,723.979	13,582.946	234,806.059
Templeton Global Bond VIP Fund - 1.00% series contract	1,315.259	897.751	208.347	2,004.663
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,532.968	36.298	109.923	1,459.343
American Value Fund - 1.95% series contract	841.803	60.923	39.730	862.996
American Value Fund - 1.80% series contract	350.767	27.777	0.005	378.539
American Value Fund - 1.75% series contract	2,042.437	269.169	226.120	2,085.486
American Value Fund - 1.70% series contract	477.900	0.000	46.966	430.934
American Value Fund - 1.65% series contract *	1,102.751	18.859	11.222	1,110.388
American Value Fund - 1.65% series contract	9,042.017	336.040	1,255.004	8,123.053
American Value Fund - 1.55% series contract	4,871.484	4,685.255	1,258.213	8,298.526
American Value Fund - 1.50% series contract	1,062.701	1,078.349	5.729	2,135.321
American Value Fund - 1.45% series contract	1,041.949	23.119	5.889	1,059.179
American Value Fund - 1.40% series contract	75,742.432	5,465.931	7,451.456	73,756.907
American Value Fund - 1.25% series contract	79,741.120	16,218.081	5,140.972	90,818.229
American Value Fund - 1.00% series contract	6,392.303	1,012.211	1,329.887	6,074.627
Comstock Fund - 2.00% series contract	17,993.318	1,290.251	3,783.169	15,500.400
Comstock Fund - 1.95% series contract	8,223.427	696.684	219.516	8,700.595
Comstock Fund - 1.80% series contract	0.000	628.391	4.705	623.686
Comstock Fund - 1.75% series contract	20,482.591	1,596.900	2,698.791	19,380.700
Comstock Fund - 1.70% series contract	1,578.606	52.019	33.632	1,596.993
Comstock Fund - 1.65% series contract	23,489.579	3,466.996	522.066	26,434.509
Comstock Fund - 1.55% series contract	2,294.240	1,135.958	10.569	3,419.629
Comstock Fund - 1.50% series contract	2,997.345	1,840.982	375.440	4,462.887
Comstock Fund - 1.45% series contract	1,387.851	33.161	59.181	1,361.831
Comstock Fund - 1.40% series contract	200,398.831	10,795.337	17,950.541	193,243.627
Comstock Fund - 1.25% series contract	45,899.585	112,277.215	9,707.673	148,469.127
Comstock Fund - 1.00% series contract	2,047.982	950.397	793.647	2,204.732
Core Equity Fund - 1.80% series contract	867.479	0.000	0.000	867.479
Core Equity Fund - 1.70% series contract	6.507	0.000	0.002	6.505
Core Equity Fund - 1.65% series contract	4,906.161	0.000	245.537	4,660.624
Core Equity Fund - 1.40% series contract	22,343.406	2,128.596	606.698	23,865.304
Diversified Dividend Fund - 1.70% series contract	121.290	0.000	0.109	121.181
Diversified Dividend Fund - 1.65% series contract	4,713.939	424.914	461.541	4,677.312
Diversified Dividend Fund - 1.40% series contract	19,436.509	3,475.809	2,543.387	20,368.931

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Invesco Variable Insurance Funds - Series I Shares:
Global Health Care Fund - 1.80% series contract	82.770	0.000	0.000	82.770
Global Health Care Fund - 1.70% series contract	788.604	2.026	107.279	683.351
Global Health Care Fund - 1.65% series contract	3,292.891	5.920	367.293	2,931.518
Global Health Care Fund - 1.40% series contract	52,463.591	2,980.838	8,504.350	46,940.079
Small Cap Equity Fund - 2.00% series contract	483.057	400.752	38.641	845.168
Small Cap Equity Fund - 1.80% series contract **	268.483	4.073	272.556	0.000
Small Cap Equity Fund - 1.80% series contract	536.966	0.000	0.003	536.963
Small Cap Equity Fund - 1.75% series contract	1,107.207	302.753	408.896	1,001.064
Small Cap Equity Fund - 1.70% series contract	546.441	21.140	9.993	557.588
Small Cap Equity Fund - 1.65% series contract *	1,965.476	3,246.131	0.714	5,210.893
Small Cap Equity Fund - 1.65% series contract	5,339.888	280.159	685.410	4,934.637
Small Cap Equity Fund - 1.55% series contract	6,130.299	848.463	544.473	6,434.289
Small Cap Equity Fund - 1.50% series contract	3,158.033	639.076	1,026.266	2,770.843
Small Cap Equity Fund - 1.45% series contract	1,108.336	43.616	138.342	1,013.610
Small Cap Equity Fund - 1.40% series contract	50,651.556	4,854.398	8,379.882	47,126.072
Small Cap Equity Fund - 1.25% series contract	130,636.690	25,410.697	40,859.593	115,187.794
Small Cap Equity Fund - 1.00% series contract	3,840.905	1,563.125	325.963	5,078.067
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	791.125	518.255	145.410	1,163.970
Global Real Estate Fund - 1.95% series contract	221.147	8.870	4.471	225.546
Global Real Estate Fund - 1.80% series contract	1,614.499	1,044.909	1,020.629	1,638.779
Global Real Estate Fund - 1.75% series contract	2,300.129	112.859	327.537	2,085.451
Global Real Estate Fund - 1.65% series contract	5,747.619	4,546.261	101.919	10,191.961
Global Real Estate Fund - 1.55% series contract	18,738.044	1,805.428	596.720	19,946.752
Global Real Estate Fund - 1.50% series contract	4,092.444	1,312.748	180.707	5,224.485
Global Real Estate Fund - 1.45% series contract	1,476.770	205.891	15.349	1,667.312
Global Real Estate Fund - 1.25% series contract	247,222.023	47,191.482	9,411.650	285,001.855
Global Real Estate Fund - 1.00% series contract	7,341.409	2,095.830	1,733.240	7,703.999
Government Securities Fund - 1.70% series contract	1,092.189	4.015	106.389	989.815
Government Securities Fund - 1.65% series contract	12,783.311	67.774	123.934	12,727.151
Government Securities Fund - 1.40% series contract	36,678.729	13,758.286	17,768.548	32,668.467
International Growth Fund - 2.00% series contract	9,022.581	9,028.249	1,813.128	16,237.702
International Growth Fund - 1.95% series contract	4,643.985	5,284.018	122.830	9,805.173
International Growth Fund - 1.80% series contract	230.858	943.338	241.461	932.735
International Growth Fund - 1.75% series contract	13,507.099	8,761.768	1,666.064	20,602.803
International Growth Fund - 1.65% series contract	708.285	2,018.796	21.946	2,705.135
International Growth Fund - 1.55% series contract	5,800.035	167.333	738.150	5,229.218
International Growth Fund - 1.50% series contract	1,853.080	2,828.565	769.910	3,911.735
International Growth Fund - 1.45% series contract	641.956	13.259	204.156	451.059
International Growth Fund - 1.25% series contract	109,905.929	127,013.100	10,945.117	225,973.912
International Growth Fund - 1.00% series contract	4,512.773	1,831.782	719.461	5,625.094
Mid Cap Core Equity Fund - 2.00% series contract	8,029.645	493.647	7,689.886	833.406
Mid Cap Core Equity Fund - 1.95% series contract	3,397.771	199.303	3,597.074	0.000
Mid Cap Core Equity Fund - 1.80% series contract	1,127.803	12.551	86.824	1,053.530
Mid Cap Core Equity Fund - 1.75% series contract	6,382.696	499.373	6,504.996	377.073
Mid Cap Core Equity Fund - 1.70% series contract	74.177	0.000	0.001	74.176
Mid Cap Core Equity Fund - 1.65% series contract *	9.528	0.000	0.046	9.482
Mid Cap Core Equity Fund - 1.65% series contract	1,860.024	219.313	46.616	2,032.721
Mid Cap Core Equity Fund - 1.55% series contract	694.465	2,383.307	0.206	3,077.566
Mid Cap Core Equity Fund - 1.50% series contract	2,009.098	549.068	1,434.113	1,124.053
Mid Cap Core Equity Fund - 1.45% series contract	1,173.766	28.443	376.143	826.066
Mid Cap Core Equity Fund - 1.40% series contract	25,127.077	3,100.636	1,680.371	26,547.342
Mid Cap Core Equity Fund - 1.25% series contract	83,466.500	19,687.378	13,465.496	89,688.382
Mid Cap Core Equity Fund - 1.00% series contract	1,508.643	581.115	632.509	1,457.249
Mid Cap Growth Fund - 2.00% series contract	1,247.952	306.513	14.646	1,539.819
Mid Cap Growth Fund - 1.80% series contract **	552.489	46.486	0.208	598.767
Mid Cap Growth Fund - 1.80% series contract	950.761	0.000	0.001	950.760
Mid Cap Growth Fund - 1.75% series contract	2,036.575	103.875	175.363	1,965.087
Mid Cap Growth Fund - 1.70% series contract	1,186.407	93.138	237.396	1,042.149
Mid Cap Growth Fund - 1.65% series contract *	1,308.410	5.729	66.031	1,248.108
Mid Cap Growth Fund - 1.65% series contract	3,506.954	0.000	129.236	3,377.718
Mid Cap Growth Fund - 1.55% series contract	13,159.780	2,425.651	1,128.459	14,456.972
Mid Cap Growth Fund - 1.50% series contract	3,737.240	392.814	146.509	3,983.545
Mid Cap Growth Fund - 1.45% series contract	2,568.219	304.531	25.116	2,847.634
Mid Cap Growth Fund - 1.40% series contract	76,978.202	3,901.932	9,385.938	71,494.196
Mid Cap Growth Fund - 1.25% series contract	197,948.192	23,674.270	15,583.908	206,038.554
Mid Cap Growth Fund - 1.00% series contract	14,333.646	1,639.860	3,707.585	12,265.921
Utilities Fund - 1.80% series contract	83.281	0.000	0.000	83.281
Utilities Fund - 1.70% series contract	87.202	0.000	0.004	87.198
Utilities Fund - 1.65% series contract	5,997.869	440.928	1,803.869	4,634.928
Utilities Fund - 1.40% series contract	67,304.497	5,414.512	15,166.259	57,552.750

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	23,045.596	1,605.254	9,448.418	15,202.432
Balanced Portfolio - 1.95% series contract	10,078.762	595.529	3,767.701	6,906.590
Balanced Portfolio - 1.80% series contract**	1,379.280	0.000	0.000	1,379.280
Balanced Portfolio - 1.80% series contract	838.067	0.000	0.004	838.063
Balanced Portfolio - 1.75% series contract	39,769.751	20,690.340	10,524.603	49,935.488
Balanced Portfolio - 1.70% series contract	2,857.837	217.697	198.155	2,877.379
Balanced Portfolio - 1.65% series contract *	5,174.460	22.689	1,345.107	3,852.042
Balanced Portfolio - 1.65% series contract	16,782.929	912.567	2,447.062	15,248.434
Balanced Portfolio - 1.55% series contract	30,520.461	1,765.538	2,018.249	30,267.750
Balanced Portfolio - 1.50% series contract	3,661.492	267.733	1,010.644	2,918.581
Balanced Portfolio - 1.45% series contract	3,020.830	619.846	9.184	3,631.492
Balanced Portfolio - 1.40% series contract	117,938.557	6,808.753	12,786.409	111,960.901
Balanced Portfolio - 1.25% series contract	206,565.454	52,512.438	11,306.754	247,771.138
Balanced Portfolio - 1.00% series contract	2,540.445	1,522.713	1,394.061	2,669.097
Enterprise Portfolio - 2.00% series contract	826.493	610.656	78.496	1,358.653
Enterprise Portfolio - 1.80% series contract	198.999	0.000	0.000	198.999
Enterprise Portfolio - 1.75% series contract	1,495.123	301.728	706.859	1,089.992
Enterprise Portfolio - 1.70% series contract	162.799	0.000	118.669	44.130
Enterprise Portfolio - 1.65% series contract *	2,720.303	5,785.956	31.237	8,475.022
Enterprise Portfolio - 1.65% series contract	592.907	81.862	5.493	669.276
Enterprise Portfolio - 1.55% series contract	10,031.557	4,883.412	6,896.580	8,018.389
Enterprise Portfolio - 1.50% series contract	2,367.323	722.336	194.198	2,895.461
Enterprise Portfolio - 1.40% series contract	29,217.748	2,398.891	6,486.289	25,130.350
Enterprise Portfolio - 1.25% series contract	76,852.222	27,752.320	4,208.172	100,396.370
Enterprise Portfolio - 1.00% series contract	2,041.681	3,009.343	425.155	4,625.869
Global Research Portfolio - 1.70% series contract	113.133	0.000	0.172	112.961
Global Research Portfolio - 1.65% series contract	111.603	0.000	111.603	0.000
Global Research Portfolio - 1.40% series contract	9,094.829	262.969	1,170.356	8,187.442
Janus Portfolio - 2.00% series contract	26,116.317	1,626.165	6,118.497	21,623.985
Janus Portfolio - 1.95% series contract	12,151.058	677.214	1,300.647	11,527.625
Janus Portfolio - 1.80% series contract	601.599	84.581	9.080	677.100
Janus Portfolio - 1.75% series contract	21,956.428	1,551.420	3,391.503	20,116.345
Janus Portfolio - 1.70% series contract	1,576.961	190.716	0.004	1,767.673
Janus Portfolio - 1.65% series contract *	3,098.164	54.248	759.421	2,392.991
Janus Portfolio - 1.65% series contract	1,080.292	0.886	11.240	1,069.938
Janus Portfolio - 1.55% series contract	4,010.865	595.088	884.854	3,721.099
Janus Portfolio - 1.50% series contract	2,229.643	300.837	584.658	1,945.822
Janus Portfolio - 1.40% series contract	40,026.442	1,345.738	10,390.519	30,981.661
Janus Portfolio - 1.25% series contract	122,228.179	34,328.032	4,729.610	151,826.601
Janus Portfolio - 1.00% series contract	2,740.511	832.966	769.781	2,803.696
Overseas Portfolio - 2.00% series contract	1,125.203	0.000	0.000	1,125.203
Overseas Portfolio - 1.80% series contract	1,156.616	145.182	0.416	1,301.382
Overseas Portfolio - 1.75% series contract	37,927.263	540.506	3,122.059	35,345.710
Overseas Portfolio - 1.70% series contract	193.257	0.000	22.734	170.523
Overseas Portfolio - 1.65% series contract *	13,165.492	410.971	3,571.492	10,004.971
Overseas Portfolio - 1.65% series contract	7,422.874	443.887	1,152.754	6,714.007
Overseas Portfolio - 1.55% series contract	30,530.541	6,396.425	3,907.896	33,019.070
Overseas Portfolio - 1.50% series contract	5,237.813	2,265.891	99.406	7,404.298
Overseas Portfolio - 1.45% series contract	7,574.174	1,378.899	381.876	8,571.197
Overseas Portfolio - 1.40% series contract	134,064.377	13,811.592	17,392.691	130,483.278
Overseas Portfolio - 1.25% series contract	604,001.460	73,908.321	18,661.765	659,248.016
Overseas Portfolio - 1.00% series contract	42,498.651	5,848.964	10,093.907	38,253.708
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	647.386	0.000	637.790	9.596
Core Plus Fixed Income Portfolio - 1.70% series contract	888.368	172.101	100.438	960.031
Core Plus Fixed Income Portfolio - 1.65% series contract *	13,288.265	0.000	3.579	13,284.686
Core Plus Fixed Income Portfolio - 1.65% series contract	9.644	0.000	0.048	9.596
Core Plus Fixed Income Portfolio - 1.55% series contract	1,447.254	8.627	49.037	1,406.844
Core Plus Fixed Income Portfolio - 1.40% series contract	27,970.993	3,348.490	4,926.910	26,392.573
Core Plus Fixed Income Portfolio - 1.25% series contract	47.082	562.304	0.797	608.589
Core Plus Fixed Income Portfolio - 1.00% series contract	1,702.086	118.649	129.141	1,691.594
Mid Cap Growth Portfolio - 1.80% series contract	295.315	0.000	0.205	295.110
Mid Cap Growth Portfolio - 1.75% series contract	1,107.130	17.864	72.126	1,052.868
Mid Cap Growth Portfolio - 1.70% series contract	92.589	0.000	13.603	78.986
Mid Cap Growth Portfolio - 1.65% series contract *	6,621.838	0.000	420.996	6,200.842
Mid Cap Growth Portfolio - 1.65% series contract	1,473.464	1,765.983	1,145.070	2,094.377
Mid Cap Growth Portfolio - 1.55% series contract	9,114.167	695.567	2,054.443	7,755.291
Mid Cap Growth Portfolio - 1.50% series contract	1,117.983	1,248.394	140.273	2,226.104
Mid Cap Growth Portfolio - 1.45% series contract	172.467	85.669	4.022	254.114
Mid Cap Growth Portfolio - 1.40% series contract	21,293.360	3,080.272	5,376.278	18,997.354
Mid Cap Growth Portfolio - 1.25% series contract	73,704.464	15,777.353	5,583.666	83,898.151
Mid Cap Growth Portfolio - 1.00% series contract	3,786.443	745.549	1,766.028	2,765.964
U.S. Real Estate Portfolio - 1.80% series contract	240.668	0.000	0.000	240.668
U.S. Real Estate Portfolio - 1.70% series contract	1,550.659	49.066	183.685	1,416.040
U.S. Real Estate Portfolio - 1.65% series contract	7,323.535	505.221	333.539	7,495.217
U.S. Real Estate Portfolio - 1.40% series contract	112,054.383	5,938.995	9,624.342	108,369.036

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	85.062	0.000	0.001	85.061
Guardian Portfolio - 1.75% series contract	3,025.984	666.061	760.453	2,931.592
Guardian Portfolio - 1.70% series contract	182.991	0.000	0.003	182.988
Guardian Portfolio - 1.65% series contract *	9.410	0.000	0.047	9.363
Guardian Portfolio - 1.65% series contract	218.459	0.000	0.000	218.459
Guardian Portfolio - 1.55% series contract	3,284.892	19.336	143.660	3,160.568
Guardian Portfolio - 1.50% series contract	1,276.871	50.767	440.957	886.681
Guardian Portfolio - 1.45% series contract	1,505.509	18.885	38.299	1,486.095
Guardian Portfolio - 1.40% series contract	57,328.135	3,236.221	8,038.629	52,525.727
Guardian Portfolio - 1.25% series contract	55,102.739	14,052.627	5,883.326	63,272.040
Guardian Portfolio - 1.00% series contract	2,014.733	403.816	331.889	2,086.660
Small-Cap Growth Portfolio - 1.70% series contract	1,032.543	31.675	45.881	1,018.337
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	10,256.422	1,277.822	565.423	10,968.821
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	867.384	700.554	94.888	1,473.050
Capital Appreciation Fund - 1.80% series contract	2,164.528	75.584	0.537	2,239.575
Capital Appreciation Fund - 1.75% series contract	6,406.901	947.291	373.128	6,981.064
Capital Appreciation Fund - 1.70% series contract	77.934	0.000	0.159	77.775
Capital Appreciation Fund - 1.65% series contract *	566.079	292.612	71.096	787.595
Capital Appreciation Fund - 1.65% series contract	2,386.359	5,127.361	15.642	7,498.078
Capital Appreciation Fund - 1.55% series contract	24,649.223	1,937.696	2,743.83	23,843.087
Capital Appreciation Fund - 1.50% series contract	6,535.108	877.548	259.47	7,153.186
Capital Appreciation Fund - 1.45% series contract	3,493.916	398.371	34.263	3,858.024
Capital Appreciation Fund - 1.40% series contract	42,228.573	2,784.110	4,788.45	40,224.238
Capital Appreciation Fund - 1.25% series contract	296,023.676	41,836.795	10,346.90	327,513.572
Capital Appreciation Fund - 1.00% series contract	24,579.217	2,983.242	5,227.633	22,334.826
Capital Income Fund - 1.75% series contract	9.585	0.000	0.045	9.540
Capital Income Fund - 1.70% series contract	145.497	51.148	142.619	54.026
Capital Income Fund - 1.65% series contract *	1,766.008	57.319	1,038.717	784.610
Capital Income Fund - 1.65% series contract	10,070.513	269.120	769.306	9,570.327
Capital Income Fund - 1.55% series contract	177.691	0.000	0.048	177.643
Capital Income Fund - 1.40% series contract	57,380.189	2,590.128	5,383.805	54,586.512
Capital Income Fund - 1.25% series contract	16,392.360	2,810.120	153.369	19,049.111
Capital Income Fund - 1.00% series contract	9.485	0.000	0.063	9.422
Global Fund - 2.00% series contract	9,436.828	1,011.591	1,583.922	8,864.497
Global Fund - 1.95% series contract	4,358.811	433.964	112.990	4,679.785
Global Fund - 1.80% series contract**	202.551	0.000	0.000	202.551
Global Fund - 1.80% series contract	772.674	0.000	0.000	772.674
Global Fund - 1.75% series contract	15,172.972	1,194.890	6,300.634	10,067.228
Global Fund - 1.70% series contract	232.428	0.000	30.213	202.215
Global Fund - 1.65% series contract *	2,238.490	1,415.935	1,956.582	1,697.843
Global Fund - 1.65% series contract	4,089.249	415.289	203.868	4,300.670
Global Fund - 1.55% series contract	2,749.851	0.000	641.135	2,108.716
Global Fund - 1.50% series contract	386.650	148.729	9.327	526.052
Global Fund - 1.40% series contract	67,824.783	2,624.146	4,792.262	65,656.667
Global Fund - 1.25% series contract	102,696.984	19,237.130	6,688.546	115,245.568
Global Fund - 1.00% series contract	187.711	1,921.676	183.720	1,925.667
Main Street Fund - 2.00% series contract	18,228.012	1,166.063	4,144.968	15,249.107
Main Street Fund - 1.95% series contract	8,878.260	458.284	807.742	8,528.802
Main Street Fund - 1.75% series contract	15,545.979	1,531.965	2,563.453	14,514.491
Main Street Fund - 1.70% series contract	14.911	0.000	7.274	7.637
Main Street Fund - 1.65% series contract *	2,101.825	83.177	1,177.176	1,007.826
Main Street Fund - 1.65% series contract	362.332	1,030.062	76.920	1,315.474
Main Street Fund - 1.55% series contract	5,249.910	0.000	264.305	4,985.605
Main Street Fund - 1.50% series contract	653.614	170.083	47.391	776.306
Main Street Fund - 1.45% series contract	277.546	29.755	24.268	283.033
Main Street Fund - 1.40% series contract	105,978.926	6,390.779	15,839.247	96,530.458
Main Street Fund - 1.25% series contract	56,639.214	10,187.078	3,054.090	63,772.202
Main Street Fund - 1.00% series contract	2,814.743	757.997	159.928	3,412.812
Main Street Small Cap Fund - 1.80% series contract	8,699.714	675.971	9,148.438	227.247
Main Street Small Cap Fund - 1.75% series contract	2,000.372	557.396	460.122	2,097.646
Main Street Small Cap Fund - 1.70% series contract	695.995	4.435	181.310	519.120
Main Street Small Cap Fund - 1.65% series contract *	2,482.574	110.178	1,084.125	1,508.627
Main Street Small Cap Fund - 1.65% series contract	2,903.273	54.386	451.597	2,506.062
Main Street Small Cap Fund - 1.55% series contract	6,118.398	3,504.910	6,389.320	3,233.988
Main Street Small Cap Fund - 1.50% series contract	512.194	1,382.666	389.717	1,505.143
Main Street Small Cap Fund - 1.45% series contract	211.909	72.194	22.434	261.669
Main Street Small Cap Fund - 1.40% series contract	94,635.406	6,959.234	15,101.706	86,492.934
Main Street Small Cap Fund - 1.25% series contract	48,437.982	43,058.790	3,396.405	88,100.367
Main Street Small Cap Fund - 1.00% series contract	906.969	1,366.706	345.278	1,928.397

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	17,986.897	2,580.177	2,876.008	17,691.066
High Yield Portfolio - 1.95% series contract	7,312.537	949.036	193.103	8,068.470
High Yield Portfolio - 1.80% series contract	1,419.375	69.454	7.236	1,481.593
High Yield Portfolio - 1.75% series contract	20,848.798	3,248.672	2,923.793	21,173.677
High Yield Portfolio - 1.70% series contract	536.683	78.461	239.139	376.005
High Yield Portfolio - 1.65% series contract *	2,594.075	110.743	31.912	2,672.906
High Yield Portfolio - 1.65% series contract	4,941.054	4,826.182	1,224.528	8,542.708
High Yield Portfolio - 1.55% series contract	10,222.026	2,477.773	309.918	12,389.881
High Yield Portfolio - 1.50% series contract	3,211.768	2,076.174	90.127	5,197.815
High Yield Portfolio - 1.45% series contract	814.988	255.542	64.744	1,005.786
High Yield Portfolio - 1.40% series contract	34,802.021	2,207.864	6,169.393	30,840.492
High Yield Portfolio - 1.25% series contract	159,418.781	34,913.201	28,091.153	166,240.829
High Yield Portfolio - 1.00% series contract	4,049.486	1,988.170	603.661	5,433.995
Real Return Portfolio - 2.00% series contract	2,182.190	3,912.299	99.361	5,995.128
Real Return Portfolio - 1.95% series contract	0.000	260.260	0.000	260.260
Real Return Portfolio - 1.80% series contract	1,379.455	0.224	1,352.430	27.249
Real Return Portfolio - 1.75% series contract	27,499.134	2,286.763	13,490.562	16,295.335
Real Return Portfolio - 1.70% series contract	1,391.171	50.441	244.680	1,196.932
Real Return Portfolio - 1.65% series contract *	3,451.733	6,463.089	608.378	9,306.444
Real Return Portfolio - 1.65% series contract	21,888.150	0.000	1,773.743	20,114.407
Real Return Portfolio - 1.55% series contract	36,749.823	1,751.399	8,963.876	29,537.346
Real Return Portfolio - 1.50% series contract	4,163.935	1,567.868	76.131	5,655.672
Real Return Portfolio - 1.45% series contract	995.624	656.707	11.853	1,640.478
Real Return Portfolio - 1.40% series contract	120,050.017	5,398.800	31,391.793	94,057.024
Real Return Portfolio - 1.25% series contract	265,939.980	34,805.810	12,083.341	288,662.449
Real Return Portfolio - 1.00% series contract	22,114.244	3,154.948	2,963.321	22,305.871
Total Return Portfolio - 2.00% series contract	47,473.317	8,463.811	7,993.130	47,943.998
Total Return Portfolio - 1.95% series contract	19,200.374	2,832.122	514.506	21,517.990
Total Return Portfolio - 1.80% series contract	515.845	144.994	1.542	659.297
Total Return Portfolio - 1.75% series contract	76,716.085	9,903.516	23,151.565	63,468.036
Total Return Portfolio - 1.70% series contract	900.999	8.040	97.417	811.622
Total Return Portfolio - 1.65% series contract *	13,855.885	119.873	2,092.419	11,883.339
Total Return Portfolio - 1.65% series contract	11,317.274	29,970.599	19,942.980	21,344.893
Total Return Portfolio - 1.55% series contract	48,153.879	4,665.519	3,121.773	49,697.625
Total Return Portfolio - 1.50% series contract	7,697.428	3,157.826	754.282	10,100.972
Total Return Portfolio - 1.45% series contract	4,803.024	1,192.887	451.346	5,544.565
Total Return Portfolio - 1.40% series contract	158,448.514	7,474.407	28,710.296	137,212.625
Total Return Portfolio - 1.25% series contract	627,500.106	87,613.597	27,786.087	687,327.616
Total Return Portfolio - 1.00% series contract	36,429.476	7,616.758	6,539.459	37,506.775
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,249.548	46.274	126.696	1,169.126
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	1,485.614	49.484	14.471	1,520.627
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	45,459.979	2,969.943	5,255.621	43,174.301
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	4,306.648	13,188.922	602.402	16,893.168
2015 ETF Fund - 1.70% series contract	759.657	0.000	0.004	759.653
2015 ETF Fund - 1.65% series contract *	9.588	0.000	0.053	9.535
2015 ETF Fund - 1.65% series contract	333.748	4.124	4.627	333.245
2015 ETF Fund - 1.55% series contract	1,779.353	0.000	0.042	1,779.311
2015 ETF Fund - 1.40% series contract	16,874.725	92.988	3,130.899	13,836.814
2015 ETF Fund - 1.25% series contract	2,150.707	1,280.269	130.032	3,300.944
2015 ETF Fund - 1.00% series contract	4,187.483	72.676	18.363	4,241.796
2025 ETF Fund - 1.75% series contract	9.566	1,804.051	902.078	911.539
2025 ETF Fund - 1.70% series contract	517.006	0.000	147.338	369.668
2025 ETF Fund - 1.65% series contract *	8.432	0.000	0.184	8.248
2025 ETF Fund - 1.65% series contract	9.567	0.000	0.052	9.515
2025 ETF Fund - 1.55% series contract	12,782.703	226.138	686.285	12,322.556
2025 ETF Fund - 1.40% series contract	19,699.669	3,342.940	6,319.162	16,723.447
2025 ETF Fund - 1.25% series contract	30,165.937	5,445.255	669.249	34,941.943
2025 ETF Fund - 1.00% series contract	951.868	899.994	3.228	1,848.634
2035 ETF Fund - 1.75% series contract	9.547	0.000	0.052	9.495
2035 ETF Fund - 1.70% series contract	6,422.328	1,932.010	0.000	8,354.338
2035 ETF Fund - 1.65% series contract *	9.548	0.000	0.052	9.496
2035 ETF Fund - 1.65% series contract	18.254	0.000	0.382	17.872
2035 ETF Fund - 1.55% series contract	9.939	0.000	0.047	9.892
2035 ETF Fund - 1.40% series contract	17,218.567	2,126.648	2,807.326	16,537.889
2035 ETF Fund - 1.25% series contract	13,285.231	2,575.659	219.239	15,641.651
2035 ETF Fund - 1.00% series contract	1,531.638	352.952	3.483	1,881.107

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.80% series contract	422.848	526.882	468.633	481.097
International Value Portfolio - 1.75% series contract	2,719.724	87.842	1,419.744	1,387.822
International Value Portfolio - 1.65% series contract	9.641	0.000	0.057	9.584
International Value Portfolio - 1.55% series contract	5,673.050	549.834	1,929.202	4,293.682
International Value Portfolio - 1.50% series contract	1,036.743	1,178.023	1,034.140	1,180.626
International Value Portfolio - 1.45% series contract	1,670.535	3,120.367	3,014.293	1,776.609
International Value Portfolio - 1.25% series contract	61,082.542	15,890.487	5,997.434	70,975.595
International Value Portfolio - 1.00% series contract	3,909.176	368.496	572.988	3,704.684
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	315.982	24.682	340.665	0.000
Vista Fund - 1.75% series contract	692.062	41.625	1.459	732.228
Vista Fund - 1.70% series contract	821.321	104.833	729.383	196.771
Vista Fund - 1.65% series contract *	6,123.884	224.787	3,428.867	2,919.804
Vista Fund - 1.65% series contract	8,768.836	727.065	1,056.630	8,439.271
Vista Fund - 1.55% series contract	603.661	1.713	0.768	604.606
Vista Fund - 1.40% series contract	63,380.186	4,434.094	8,505.132	59,309.148
Vista Fund - 1.25% series contract	44,536.664	5,194.217	3,799.909	45,930.972
Vista Fund - 1.00% series contract	864.930	286.763	515.702	635.991
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	1,331.875	1,527.245	1,719.762	1,139.358
Large Company Value Fund - 1.75% series contract	3,108.665	324.264	559.969	2,872.960
Large Company Value Fund - 1.65% series contract *	1,562.772	480.579	0.316	2,043.035
Large Company Value Fund - 1.65% series contract	989.771	0.001	2.438	987.334
Large Company Value Fund - 1.55% series contract	8,890.551	11,511.750	2,155.628	18,246.673
Large Company Value Fund - 1.50% series contract	1,454.879	2,699.942	2,875.387	1,279.434
Large Company Value Fund - 1.40% series contract	43,387.670	5,838.413	7,892.140	41,333.943
Large Company Value Fund - 1.25% series contract	116,887.577	82,057.823	29,298.308	169,647.092
Large Company Value Fund - 1.00% series contract	1,951.914	1,917.301	1,212.551	2,656.664
Mid Cap Value Fund - 2.00% series contract	698.539	1,180.912	1,287.404	592.047
Mid Cap Value Fund - 1.80% series contract	167.997	280.573	357.206	91.364
Mid Cap Value Fund - 1.75% series contract	1,450.144	55.916	481.780	1,024.280
Mid Cap Value Fund - 1.70% series contract	269.865	604.617	608.187	266.295
Mid Cap Value Fund - 1.65% series contract *	1,982.746	2,755.801	2,290.119	2,448.428
Mid Cap Value Fund - 1.65% series contract	4,209.928	32.859	428.629	3,814.158
Mid Cap Value Fund - 1.55% series contract	5,932.293	1,814.402	454.252	7,292.443
Mid Cap Value Fund - 1.50% series contract	1,483.304	3,875.523	3,210.508	2,148.319
Mid Cap Value Fund - 1.45% series contract	16.954	2,333.467	2,334.301	16.120
Mid Cap Value Fund - 1.40% series contract	30,983.704	6,308.582	3,679.023	33,613.263
Mid Cap Value Fund - 1.25% series contract	49,500.692	35,833.550	7,169.809	78,164.433
Mid Cap Value Fund - 1.00% series contract	2,690.729	2,823.860	1,429.754	4,084.835
Ultra Fund - 1.80% series contract	567.949	45.873	613.822	0.000
Ultra Fund - 1.70% series contract	1,278.611	47.995	1,326.606	0.000
Ultra Fund - 1.65% series contract	2,024.434	348.098	399.375	1,973.157
Ultra Fund - 1.40% series contract	12,209.404	3,261.411	4,198.216	11,272.599
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	318.073	1.996	9.409	310.660
Growth and Income Portfolio - 1.70% series contract	24.039	0.000	0.000	24.039
Growth and Income Portfolio - 1.65% series contract *	5,701.186	4,712.570	4,593.941	5,819.815
Growth and Income Portfolio - 1.65% series contract	9,501.623	617.786	4,468.434	5,650.975
Growth and Income Portfolio - 1.55% series contract	3,694.174	612.974	750.290	3,556.858
Growth and Income Portfolio - 1.50% series contract	78.355	168.158	117.692	128.821
Growth and Income Portfolio - 1.40% series contract	63,529.342	3,041.630	18,286.537	48,284.435
Growth and Income Portfolio - 1.25% series contract	101,039.315	15,903.430	23,172.481	93,770.264
Growth and Income Portfolio - 1.00% series contract	3,174.491	163.795	817.885	2,520.401
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	0.000	1,684.062	1,684.062	0.000
Value Portfolio - 1.80% series contract	1,022.611	1,233.113	1,118.362	1,137.362
Value Portfolio - 1.75% series contract	33,849.640	1,366.809	29,118.527	6,097.922
Value Portfolio - 1.70% series contract	242.008	593.066	593.067	242.007
Value Portfolio - 1.65% series contract *	8,735.292	0.000	4,235.795	4,499.497
Value Portfolio - 1.65% series contract	8,938.729	246.059	521.923	8,662.865
Value Portfolio - 1.55% series contract	18,242.411	5,552.116	1,768.949	22,025.578
Value Portfolio - 1.50% series contract	5,019.372	9,416.787	8,924.918	5,511.241
Value Portfolio - 1.45% series contract	6,413.540	16,330.114	16,143.363	6,600.291
Value Portfolio - 1.40% series contract	83,429.536	11,326.727	13,353.136	81,403.127
Value Portfolio - 1.25% series contract	354,945.492	94,937.407	32,571.483	417,311.416
Value Portfolio - 1.00% series contract	26,705.511	3,229.449	2,712.096	27,222.864
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract**	339.540	340.370	340.628	339.282
Socially Responsible Growth Fund, Inc. - 1.80% series contract	0.000	482.836	482.836	0.000
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.563	0.000	0.056	9.507
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,857.227	742.587	117.088	4,482.726
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.564	0.000	0.056	9.508
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.718	275.491	5.178	385.031
Socially Responsible Growth Fund, Inc. - 1.55% series contract	1,561.942	27.643	905.192	684.393
Socially Responsible Growth Fund, Inc. - 1.50% series contract	0.000	242.853	120.183	122.670
Socially Responsible Growth Fund, Inc. - 1.45% series contract	399.819	491.200	519.490	371.529
Socially Responsible Growth Fund, Inc. - 1.40% series contract	42,708.335	4,520.653	8,456.863	38,772.125
Socially Responsible Growth Fund, Inc. - 1.25% series contract	32,241.984	10,791.951	1,229.917	41,804.018
Socially Responsible Growth Fund, Inc. - 1.00% series contract	22.953	12.727	0.996	34.684
Stock Index Fund, Inc. - 2.00% series contract	17,938.901	198,714.378	181,836.568	34,816.711
Stock Index Fund, Inc. - 1.95% series contract	13,993.597	141,037.002	137,725.405	17,305.194
Stock Index Fund, Inc. - 1.80% series contract **	829.729	993.321	905.243	917.807
Stock Index Fund, Inc. - 1.80% series contract	646.129	93.973	0.000	740.102
Stock Index Fund, Inc. - 1.75% series contract	41,378.487	52,159.249	46,834.978	46,702.758
Stock Index Fund, Inc. - 1.70% series contract	671.179	1,729.393	2,028.411	372.161
Stock Index Fund, Inc. - 1.65% series contract *	6,935.336	10,873.449	10,635.535	7,173.250
Stock Index Fund, Inc. - 1.65% series contract	9,543.726	3,241.574	4,683.636	8,101.664
Stock Index Fund, Inc. - 1.55% series contract	32,482.162	34,661.447	29,084.234	38,059.375
Stock Index Fund, Inc. - 1.50% series contract	4,958.350	13,756.091	11,195.757	7,518.684
Stock Index Fund, Inc. - 1.45% series contract	11,445.756	30,696.382	30,402.433	11,739.705
Stock Index Fund, Inc. - 1.40% series contract	477,835.370	66,855.993	88,620.393	456,070.970
Stock Index Fund, Inc. - 1.25% series contract	428,512.999	110,610.300	48,175.281	490,948.018
Stock Index Fund, Inc. - 1.00% series contract	35,013.608	4,993.534	3,488.102	36,519.040

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio - 1.65% series contract	1,569.756	113.482	684.108	999.130
Technology Growth Portfolio - 1.40% series contract	25,627.204	5,887.199	3,619.589	27,894.814
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 2.00% series contract	475.033	4,588.696	5,063.729	0.000
MidCap Stock Portfolio - 1.95% series contract	3,053.042	18,183.155	21,236.197	0.000
MidCap Stock Portfolio - 1.75% series contract	2,167.660	482.501	2,640.634	9.527
MidCap Stock Portfolio - 1.65% series contract *	9.584	0.000	0.055	9.529
MidCap Stock Portfolio - 1.65% series contract	214.247	12.493	70.420	156.320
MidCap Stock Portfolio - 1.55% series contract	1,395.400	26.338	929.887	491.851
MidCap Stock Portfolio - 1.45% series contract	120.959	161.826	121.731	161.054
MidCap Stock Portfolio - 1.40% series contract	3,371.698	889.640	1,245.678	3,015.660
MidCap Stock Portfolio - 1.25% series contract	8,196.355	1,257.372	1,867.031	7,586.696
MidCap Stock Portfolio - 1.00% series contract	294.748	23.737	2.741	315.744
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	135,542.759	5,244,994.075	5,167,519.225	213,017.609
Money Market Portfolio - 1.95% series contract	5,958.625	660,476.180	666,434.805	0.000
Money Market Portfolio - 1.80% series contract **	83.538	82,744.031	78,630.526	4,197.043
Money Market Portfolio - 1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio - 1.75% series contract	334,069.887	2,936,042.361	3,163,510.557	106,601.691
Money Market Portfolio - 1.70% series contract	24,718.465	2,892.910	8,878.614	18,732.761
Money Market Portfolio - 1.65% series contract *	15,972.641	17,771.240	8,467.116	25,276.765
Money Market Portfolio - 1.65% series contract	61,964.647	0.003	31,486.208	30,478.442
Money Market Portfolio - 1.55% series contract	28,273.827	1,067.642	2,838.935	26,502.534
Money Market Portfolio - 1.50% series contract	1,106.523	21,781.132	11,481.250	11,406.405
Money Market Portfolio - 1.45% series contract	892.271	43,212.142	43,362.530	741.883
Money Market Portfolio - 1.40% series contract	1,147,923.921	310,455.950	307,622.680	1,150,757.191
Money Market Portfolio - 1.25% series contract	779,466.041	981,574.865	677,543.020	1,083,497.886
Money Market Portfolio - 1.00% series contract	36,420.874	7,327.719	2,352.917	41,395.676
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	696.756	96.571	0.001	793.326
Appreciation Portfolio - 1.70% series contract	589.156	58.470	379.231	268.395
Appreciation Portfolio - 1.65% series contract	4,082.161	2.745	996.893	3,088.013
Appreciation Portfolio - 1.40% series contract	40,834.292	3,443.571	5,421.237	38,856.626
DWS Variable Series II - Class A:
Globa GrowthVIP - 1.75% series contract	9.641	0.000	0.056	9.585
Globa GrowthVIP - 1.65% series contract	9.641	0.000	0.056	9.585
Globa GrowthVIP - 1.55% series contract	10.042	0.001	0.056	9.987
Globa GrowthVIP - 1.25% series contract	8,950.557	2,498.665	2,270.505	9,178.717
Globa GrowthVIP - 1.00% series contract	9.552	0.000	0.072	9.480
DWS Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.678	0.000	0.056	9.622
Small Mid Cap Value VIP - 1.65% series contract	363.370	0.091	353.838	9.623
Small Mid Cap Value VIP - 1.55% series contract	1,005.815	1,154.021	374.674	1,785.162
Small Mid Cap Value VIP - 1.50% series contract	27.799	723.170	334.514	416.455
Small Mid Cap Value VIP - 1.25% series contract	8,110.979	10,236.582	1,570.145	16,777.416
Small Mid Cap Value VIP - 1.00% series contract	117.075	577.523	335.098	359.500
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,174.030	1,269.645	1,215.718	1,227.957
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,364.637	67,131.475	67,167.826	16,328.286
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	720.104	721.859	722.406	719.557
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	26,215.174	11,010.852	22,110.562	15,115.464
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,393.185	0.000	0.000	2,393.185
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	83,620.863	1,707.364	7,858.112	77,470.115
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	29,506.658	4,927.891	5,359.357	29,075.192
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	167,022.952	9,413.192	19,309.995	157,126.149
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	4,431.257	2,000.628	297.976	6,133.909
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	13,186.443	17,374.210	15,722.677	14,837.976
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	98,365.466	8,664.756	11,883.667	95,146.555
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	737,056.857	111,874.753	79,829.302	769,102.308
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	25,794.688	980.124	16,855.697	9,919.115
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,398.211	0.000	3.360	1,394.851
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	16,487.337	13,431.230	15,677.862	14,240.705
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	1,100.785	56.575	231.009	926.351
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	15,378.420	33.034	8,657.851	6,753.603
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,299.244	136.034	9.705	1,425.573
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	29,994.412	2,175.661	4,566.032	27,604.041
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	11,372.101	11,764.533	10,847.591
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	13,922.589	24,943.166	26,574.561	12,291.194
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	10,858.767	1,170.058	1,479.497	10,549.328
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	411,325.809	46,836.007	162,608.724	295,553.092
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.615	0.000	0.073	9.542
Ibbotson Growth ETF Asset Allocation Portfolio - 2.00% series contract	0.000	5,734.287	5,734.287	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.85% series contract	12,019.497	37,623.068	49,642.565	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	41,649.249	8,463.050	8,631.934	41,480.365
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	924.820	0.000	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	293,893.265	9,708.719	63,565.085	240,036.899
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	163,335.904	1,781.265	50,147.922	114,969.247
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	196,731.841	19,234.090	5,454.681	210,511.250
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	346.319	704.675	673.470	377.524
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	46,301.709	65,834.487	59,922.534	52,213.662
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	102,362.565	11,653.965	22,492.401	91,524.129
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,341,702.431	281,542.225	103,502.836	1,519,741.820
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	27,618.676	3,636.116	12,055.471	19,199.321

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,120.226	1,216.297	1,161.836	1,174.687
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	13,759.449	3,827.181	466.906	17,119.724
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	85.207	0.000	0.000	85.207
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	107,984.472	3,833.616	6,896.546	104,921.542
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	15,249.347	2,100.194	1,227.591	16,121.950
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	25,445.132	1,076.222	3,096.690	23,424.664
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	1,404.471	2,097.216	1,720.391	1,781.296
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	43,583.294	57,313.603	56,542.385	44,354.512
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	43,649.193	3,002.771	13,935.678	32,716.286
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	391,251.482	93,749.527	36,898.006	448,103.003
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	2,497.919	769.911	217.494	3,050.336
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	745.617	6,143.567	6,280.914	608.270
Franklin Small Cap Value Securities Fund - 1.65% series contract	953.919	1,862.294	1,502.109	1,314.104
Franklin Small Cap Value Securities Fund - 1.55% series contract	2,079.339	2,654.574	105.883	4,628.030
Franklin Small Cap Value Securities Fund - 1.50% series contract	195.703	844.640	572.703	467.640
Franklin Small Cap Value Securities Fund - 1.45% series contract	307.137	843.767	837.151	313.753
Franklin Small Cap Value Securities Fund - 1.25% series contract	22,928.999	14,245.080	2,046.156	35,127.923
Franklin Small Cap Value Securities Fund - 1.00% series contract	404.394	1,140.788	904.126	641.056
Franklin U.S. Government Fund - 2.00% series contract	713.903	4,128.138	1,127.572	3,714.469
Franklin U.S. Government Fund - 1.95% series contract	0.000	714.234	494.318	219.916
Franklin U.S. Government Fund - 1.80% series contract	1,046.656	1,053.635	1,051.497	1,048.794
Franklin U.S. Government Fund - 1.75% series contract	28,895.694	9,887.103	17,951.067	20,831.730
Franklin U.S. Government Fund - 1.65% series contract	17,847.224	10,146.074	25,781.469	2,211.829
Franklin U.S. Government Fund - 1.55% series contract	8,587.102	1,715.372	912.941	9,389.533
Franklin U.S. Government Fund - 1.50% series contract	259.753	294.477	279.426	274.804
Franklin U.S. Government Fund - 1.45% series contract	177.118	139.479	183.863	132.734
Franklin U.S. Government Fund - 1.25% series contract	123,592.254	20,550.619	14,361.987	129,780.886
Franklin U.S. Government Fund - 1.00% series contract	8,969.435	1,625.250	509.072	10,085.613
Mutual Global Discovery Securities Fund - 1.80% series contract	583.246	2,973.686	2,565.469	991.463
Mutual Global Discovery Securities Fund - 1.75% series contract	789.276	74.649	682.129	181.796
Mutual Global Discovery Securities Fund - 1.65% series contract	2,519.099	1,693.158	710.743	3,501.514
Mutual Global Discovery Securities Fund - 1.55% series contract	756.868	902.845	133.687	1,526.026
Mutual Global Discovery Securities Fund - 1.50% series contract	1,864.467	9,361.197	9,378.436	1,847.228
Mutual Global Discovery Securities Fund - 1.25% series contract	47,723.492	121,269.165	48,268.852	120,723.805
Mutual Global Discovery Securities Fund - 1.00% series contract	1,017.215	176.961	402.512	791.664
Mutual Shares Securities Fund - 2.00% series contract	12,194.835	110,846.412	108,255.330	14,785.917
Mutual Shares Securities Fund - 1.95% series contract	9,710.023	62,313.386	65,151.604	6,871.805
Mutual Shares Securities Fund - 1.80% series contract	967.806	29,480.266	29,544.006	904.066
Mutual Shares Securities Fund - 1.75% series contract	24,985.774	30,329.196	36,608.305	18,706.665
Mutual Shares Securities Fund - 1.65% series contract	6,829.107	14,777.045	13,878.375	7,727.777
Mutual Shares Securities Fund - 1.55% series contract	783.780	2,530.509	35.363	3,278.926
Mutual Shares Securities Fund - 1.50% series contract	2,779.226	27,728.492	25,965.118	4,542.600
Mutual Shares Securities Fund - 1.25% series contract	170,806.305	355,867.553	315,001.544	211,672.314
Mutual Shares Securities Fund - 1.00% series contract	3,149.418	346.825	150.094	3,346.149
Templeton Foreign Securities Fund - 2.00% series contract	1,617.823	26,548.806	19,122.110	9,044.519
Templeton Foreign Securities Fund - 1.95% series contract	3,565.685	11,064.131	10,781.544	3,848.272
Templeton Foreign Securities Fund - 1.75% series contract	5,578.235	17,988.631	14,914.067	8,652.799
Templeton Foreign Securities Fund - 1.70% series contract	895.055	66.261	289.764	671.552
Templeton Foreign Securities Fund - 1.65% series contract *	1,318.078	450.733	28.974	1,739.837
Templeton Foreign Securities Fund - 1.65% series contract	1,701.183	46.227	10.234	1,737.176
Templeton Foreign Securities Fund - 1.55% series contract	10,538.096	4,426.721	1,839.364	13,125.453
Templeton Foreign Securities Fund - 1.50% series contract	3,142.149	7,748.182	6,630.962	4,259.369
Templeton Foreign Securities Fund - 1.40% series contract	38,682.230	8,721.654	4,479.154	42,924.730
Templeton Foreign Securities Fund - 1.25% series contract	48,403.093	53,088.075	14,195.145	87,296.023
Templeton Foreign Securities Fund - 1.00% series contract	1,983.114	2,945.728	912.404	4,016.438
Templeton Global Bond Securities Fund - 2.00% series contract	574.602	1,615.485	1,757.842	432.245
Templeton Global Bond Securities Fund - 1.80% series contract	1,143.642	6,400.032	6,503.150	1,040.524
Templeton Global Bond Securities Fund - 1.75% series contract	9,851.027	1,742.032	2,781.880	8,811.179
Templeton Global Bond Securities Fund - 1.65% series contract	5,051.763	7,509.138	7,199.745	5,361.156
Templeton Global Bond Securities Fund - 1.55% series contract	4,950.544	6,654.153	1,277.156	10,327.541
Templeton Global Bond Securities Fund - 1.50% series contract	2,545.597	14,921.778	15,990.932	1,476.443
Templeton Global Bond Securities Fund - 1.25% series contract	165,843.462	123,377.905	100,556.341	188,665.026
Templeton Global Bond Securities Fund - 1.00% series contract	1,503.195	474.880	662.816	1,315.259
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	2,835.260	21,808.220	23,110.512	1,532.968
American Value Fund - 1.95% series contract	2,072.506	11,392.414	12,623.117	841.803
American Value Fund - 1.80% series contract **	318.838	1,131.293	1,099.364	350.767
American Value Fund - 1.75% series contract	4,824.071	3,695.011	6,476.645	2,042.437
American Value Fund - 1.70% series contract	995.736	333.246	851.082	477.900
American Value Fund - 1.65% series contract *	745.634	799.222	442.105	1,102.751
American Value Fund - 1.65% series contract	8,803.097	1,628.605	1,389.685	9,042.017
American Value Fund - 1.55% series contract	4,745.690	239.845	114.051	4,871.484
American Value Fund - 1.50% series contract	363.063	4,350.142	3,650.504	1,062.701
American Value Fund - 1.45% series contract	1,005.287	1,890.459	1,853.797	1,041.949
American Value Fund - 1.40% series contract	78,490.409	10,737.107	13,485.084	75,742.432
American Value Fund - 1.25% series contract	64,928.073	26,365.907	11,552.860	79,741.120
American Value Fund - 1.00% series contract	5,785.547	1,767.831	1,161.075	6,392.303
Comstock Fund - 2.00% series contract	12,755.932	109,399.805	104,162.419	17,993.318
Comstock Fund - 1.95% series contract	8,433.097	61,929.867	62,139.537	8,223.427
Comstock Fund - 1.80% series contract	0.000	646.359	646.359	0.000
Comstock Fund - 1.75% series contract	20,640.244	28,965.346	29,122.999	20,482.591
Comstock Fund - 1.70% series contract	1,210.551	1,666.368	1,298.313	1,578.606
Comstock Fund - 1.65% series contract	20,835.754	6,163.147	3,509.322	23,489.579
Comstock Fund - 1.55% series contract	2,113.051	224.634	43.445	2,294.240
Comstock Fund - 1.50% series contract	1,557.119	6,206.067	4,765.841	2,997.345
Comstock Fund - 1.45% series contract	1,373.639	1,400.946	1,386.734	1,387.851
Comstock Fund - 1.40% series contract	204,843.399	20,525.303	24,969.871	200,398.831
Comstock Fund - 1.25% series contract	31,063.474	35,403.392	20,567.281	45,899.585
Comstock Fund - 1.00% series contract	1,279.950	1,714.057	946.025	2,047.982
Core Equity Fund - 1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund - 1.70% series contract	262.719	73.290	329.502	6.507
Core Equity Fund - 1.65% series contract	955.671	4,141.269	190.779	4,906.161
Core Equity Fund - 1.40% series contract	23,735.651	1,782.395	3,174.640	22,343.406
Diversified Dividend Fund - 1.70% series contract	121.414	0.000	0.124	121.290
Diversified Dividend Fund - 1.65% series contract	4,892.005	383.324	561.390	4,713.939
Diversified Dividend Fund - 1.40% series contract	17,679.812	2,709.626	952.929	19,436.509

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Invesco Variable Insurance Funds - Series I Shares:
Global Health Care Fund - 1.80% series contract	0.000	82.770	0.001	82.769
Global Health Care Fund - 1.70% series contract	1,592.532	311.653	1,115.581	788.604
Global Health Care Fund - 1.65% series contract	395.635	3,439.270	542.014	3,292.891
Global Health Care Fund - 1.40% series contract	51,848.191	8,191.104	7,575.704	52,463.591
Small Cap Equity Fund - 2.00% series contract	567.052	633.102	717.097	483.057
Small Cap Equity Fund - 1.80% series contract **	178.254	5,406.214	5,315.985	268.483
Small Cap Equity Fund - 1.80% series contract	777.594	416.048	656.676	536.966
Small Cap Equity Fund - 1.75% series contract	1,157.298	59.563	109.654	1,107.207
Small Cap Equity Fund - 1.70% series contract	764.202	893.300	1,111.061	546.441
Small Cap Equity Fund - 1.65% series contract *	3,610.069	260.546	1,905.139	1,965.476
Small Cap Equity Fund - 1.65% series contract	2,464.781	4,723.923	1,848.816	5,339.888
Small Cap Equity Fund - 1.55% series contract	5,644.420	1,104.957	619.078	6,130.299
Small Cap Equity Fund - 1.50% series contract	2,616.635	10,527.614	9,986.216	3,158.033
Small Cap Equity Fund - 1.45% series contract	1,056.048	4,081.801	4,029.513	1,108.336
Small Cap Equity Fund - 1.40% series contract	53,079.619	9,665.138	12,093.201	50,651.556
Small Cap Equity Fund - 1.25% series contract	90,360.457	125,050.209	84,773.976	130,636.690
Small Cap Equity Fund - 1.00% series contract	4,315.266	3,236.896	3,711.257	3,840.905
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	8,627.802	44,266.540	52,103.217	791.125
Global Real Estate Fund - 1.95% series contract	6,174.102	13,719.368	19,672.323	221.147
Global Real Estate Fund - 1.80% series contract	1,587.947	1,637.950	1,611.398	1,614.499
Global Real Estate Fund - 1.75% series contract	13,852.745	9,515.595	21,068.211	2,300.129
Global Real Estate Fund - 1.65% series contract	5,910.146	1,635.237	1,797.764	5,747.619
Global Real Estate Fund - 1.55% series contract	17,203.981	2,801.070	1,267.007	18,738.044
Global Real Estate Fund - 1.50% series contract	2,772.791	7,615.470	6,295.817	4,092.444
Global Real Estate Fund - 1.45% series contract	1,425.624	2,547.741	2,496.595	1,476.770
Global Real Estate Fund - 1.25% series contract	205,681.339	87,145.541	45,604.857	247,222.023
Global Real Estate Fund - 1.00% series contract	6,567.329	3,032.170	2,258.090	7,341.409
Government Securities Fund - 1.70% series contract	1,346.987	3.760	258.558	1,092.189
Government Securities Fund - 1.65% series contract	15,859.127	144.535	3,220.351	12,783.311
Government Securities Fund - 1.40% series contract	41,257.685	3,460.946	8,039.902	36,678.729
International Growth Fund - 2.00% series contract	6,892.230	69,750.881	67,620.530	9,022.581
International Growth Fund - 1.95% series contract	5,401.060	48,062.011	48,819.086	4,643.985
International Growth Fund - 1.80% series contract	585.689	11,093.921	11,448.752	230.858
International Growth Fund - 1.75% series contract	13,851.577	16,949.146	17,293.624	13,507.099
International Growth Fund - 1.65% series contract	683.445	1,367.879	1,343.039	708.285
International Growth Fund - 1.55% series contract	4,492.275	1,392.885	85.125	5,800.035
International Growth Fund - 1.50% series contract	1,535.116	11,983.576	11,665.612	1,853.080
International Growth Fund - 1.45% series contract	629.490	4,126.839	4,114.373	641.956
International Growth Fund - 1.25% series contract	114,003.722	179,218.288	183,316.081	109,905.929
International Growth Fund - 1.00% series contract	3,944.913	1,571.937	1,004.077	4,512.773
Mid Cap Core Equity Fund - 2.00% series contract	5,668.862	58,442.627	56,081.844	8,029.645
Mid Cap Core Equity Fund - 1.95% series contract	4,206.241	32,484.323	33,292.793	3,397.771
Mid Cap Core Equity Fund - 1.80% series contract	1,061.057	7,382.756	7,316.010	1,127.803
Mid Cap Core Equity Fund - 1.75% series contract	6,694.868	12,057.707	12,369.879	6,382.696
Mid Cap Core Equity Fund - 1.70% series contract	157.826	55.360	139.009	74.177
Mid Cap Core Equity Fund - 1.65% series contract *	9.583	0.000	0.055	9.528
Mid Cap Core Equity Fund - 1.65% series contract	1,809.950	114.823	64.749	1,860.024
Mid Cap Core Equity Fund - 1.55% series contract	313.312	381.382	0.229	694.465
Mid Cap Core Equity Fund - 1.50% series contract	1,216.736	7,421.625	6,629.263	2,009.098
Mid Cap Core Equity Fund - 1.45% series contract	1,146.127	2,703.429	2,675.790	1,173.766
Mid Cap Core Equity Fund - 1.40% series contract	27,629.211	3,538.720	6,040.854	25,127.077
Mid Cap Core Equity Fund - 1.25% series contract	58,602.188	120,175.247	95,310.935	83,466.500
Mid Cap Core Equity Fund - 1.00% series contract	1,636.442	442.115	569.914	1,508.643
Mid Cap Growth Fund - 2.00% series contract	1,262.224	1,262.224	1,276.496	1,247.952
Mid Cap Growth Fund - 1.80% series contract **	504.587	635.272	587.370	552.489
Mid Cap Growth Fund - 1.80% series contract	950.760	280.247	280.246	950.761
Mid Cap Growth Fund - 1.75% series contract	1,972.338	134.326	70.089	2,036.575
Mid Cap Growth Fund - 1.70% series contract	1,567.906	1,308.253	1,689.752	1,186.407
Mid Cap Growth Fund - 1.65% series contract *	1,413.080	0.000	104.670	1,308.410
Mid Cap Growth Fund - 1.65% series contract	3,532.390	0.000	25.436	3,506.954
Mid Cap Growth Fund - 1.55% series contract	13,120.209	1,644.070	1,604.499	13,159.780
Mid Cap Growth Fund - 1.50% series contract	3,696.358	5,913.610	5,872.728	3,737.240
Mid Cap Growth Fund - 1.45% series contract	2,484.721	3,088.601	3,005.103	2,568.219
Mid Cap Growth Fund - 1.40% series contract	78,154.171	5,563.042	6,739.011	76,978.202
Mid Cap Growth Fund - 1.25% series contract	176,228.722	36,898.746	15,179.276	197,948.192
Mid Cap Growth Fund - 1.00% series contract	13,553.068	2,235.727	1,455.149	14,333.646
Utilities Fund - 1.80% series contract	0.000	83.281	0.000	83.281
Utilities Fund - 1.70% series contract	930.325	16.564	859.687	87.202
Utilities Fund - 1.65% series contract	10,666.179	358.709	5,027.019	5,997.869
Utilities Fund - 1.40% series contract	66,132.191	7,053.786	5,881.480	67,304.497

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	5,978.369	56,749.956	39,682.729	23,045.596
Balanced Portfolio - 1.95% series contract	4,656.518	21,317.699	15,895.455	10,078.762
Balanced Portfolio - 1.80% series contract **	1,379.280	1,379.280	1,379.280	1,379.280
Balanced Portfolio - 1.80% series contract	665.178	172.889	0.000	838.067
Balanced Portfolio - 1.75% series contract	19,875.576	39,939.785	20,045.610	39,769.751
Balanced Portfolio - 1.70% series contract	3,191.640	111.663	445.466	2,857.837
Balanced Portfolio - 1.65% series contract *	4,970.098	860.794	656.432	5,174.460
Balanced Portfolio - 1.65% series contract	16,862.130	9,192.954	9,272.155	16,782.929
Balanced Portfolio - 1.55% series contract	11,064.896	19,808.942	353.377	30,520.461
Balanced Portfolio - 1.50% series contract	4,164.351	10,931.457	11,434.316	3,661.492
Balanced Portfolio - 1.45% series contract	2,960.173	13,101.037	13,040.380	3,020.830
Balanced Portfolio - 1.40% series contract	122,565.293	13,104.452	17,731.188	117,938.557
Balanced Portfolio - 1.25% series contract	155,823.071	86,247.693	35,505.310	206,565.454
Balanced Portfolio - 1.00% series contract	3,310.688	222.581	992.824	2,540.445
Enterprise Portfolio - 2.00% series contract	978.014	15,774.991	15,926.512	826.493
Enterprise Portfolio - 1.95% series contract	282.321	17,709.114	17,991.435	0.000
Enterprise Portfolio - 1.85% series contract	0.000	976.570	976.570	0.000
Enterprise Portfolio - 1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio - 1.75% series contract	1,923.989	720.055	1,148.921	1,495.123
Enterprise Portfolio - 1.70% series contract	44.132	204.052	85.385	162.799
Enterprise Portfolio - 1.65% series contract *	1,965.118	1,042.321	287.136	2,720.303
Enterprise Portfolio - 1.65% series contract	595.741	0.000	2.834	592.907
Enterprise Portfolio - 1.55% series contract	4,334.712	11,243.833	5,546.988	10,031.557
Enterprise Portfolio - 1.50% series contract	2,116.897	4,366.835	4,116.409	2,367.323
Enterprise Portfolio - 1.40% series contract	24,930.253	8,090.182	3,802.687	29,217.748
Enterprise Portfolio - 1.25% series contract	50,912.028	31,507.028	5,566.834	76,852.222
Enterprise Portfolio - 1.00% series contract	1,138.716	1,854.759	951.794	2,041.681
Global Research Portfolio - 1.70% series contract	269.351	0.000	156.218	113.133
Global Research Portfolio - 1.65% series contract	111.603	0.000	0.000	111.603
Global Research Portfolio - 1.40% series contract	11,566.457	598.563	3,070.191	9,094.829
Janus Portfolio - 2.00% series contract	16,731.396	148,357.735	138,972.814	26,116.317
Janus Portfolio - 1.95% series contract	10,166.428	75,170.954	73,186.324	12,151.058
Janus Portfolio - 1.80% series contract	1,109.809	28,883.141	29,391.351	601.599
Janus Portfolio - 1.75% series contract	20,381.876	41,360.726	39,786.174	21,956.428
Janus Portfolio - 1.70% series contract	1,589.833	129.857	142.729	1,576.961
Janus Portfolio - 1.65% series contract *	5,020.427	6,932.929	8,855.192	3,098.164
Janus Portfolio - 1.65% series contract	1,094.042	0.000	13.750	1,080.292
Janus Portfolio - 1.55% series contract	1,361.304	2,708.911	59.350	4,010.865
Janus Portfolio - 1.50% series contract	3,056.706	24,013.017	24,840.080	2,229.643
Janus Portfolio - 1.40% series contract	49,942.695	2,568.789	12,485.042	40,026.442
Janus Portfolio - 1.25% series contract	140,325.231	282,491.250	300,588.302	122,228.179
Janus Portfolio - 1.00% series contract	2,546.767	206.264	12.520	2,740.511
Overseas Portfolio - 2.00% series contract	6,854.777	31,350.106	37,079.682	1,125.201
Overseas Portfolio - 1.95% series contract	185.416	31,795.938	31,981.354	0.000
Overseas Portfolio - 1.80% series contract	998.344	9,110.233	8,951.961	1,156.616
Overseas Portfolio - 1.75% series contract	43,533.512	652.022	6,258.271	37,927.263
Overseas Portfolio - 1.70% series contract	287.239	33.422	127.404	193.257
Overseas Portfolio - 1.65% series contract *	19,904.204	330.992	7,069.704	13,165.492
Overseas Portfolio - 1.65% series contract	9,068.061	416.163	2,061.350	7,422.874
Overseas Portfolio - 1.55% series contract	28,800.054	4,215.772	2,485.285	30,530.541
Overseas Portfolio - 1.50% series contract	4,539.504	8,258.223	7,559.914	5,237.813
Overseas Portfolio - 1.45% series contract	7,209.422	12,911.000	12,546.248	7,574.174
Overseas Portfolio - 1.40% series contract	135,935.351	15,763.593	17,634.567	134,064.377
Overseas Portfolio - 1.25% series contract	561,239.780	121,857.737	79,096.057	604,001.460
Overseas Portfolio - 1.00% series contract	41,595.939	7,581.446	6,678.734	42,498.651
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,438.735	8,695.825	10,134.560	0.000
Core Plus Fixed Income Portfolio - 1.95% series contract	4,337.065	24,211.080	28,548.145	0.000
Core Plus Fixed Income Portfolio - 1.75% series contract	4,487.551	614.452	4,454.617	647.386
Core Plus Fixed Income Portfolio - 1.70% series contract	768.644	119.725	0.001	888.368
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.700	0.001	0.057	9.644
Core Plus Fixed Income Portfolio - 1.65% series contract	16,129.741	0.000	2,841.476	13,288.265
Core Plus Fixed Income Portfolio - 1.55% series contract	1,294.113	153.197	0.056	1,447.254
Core Plus Fixed Income Portfolio - 1.40% series contract	32,451.293	1,736.353	6,216.653	27,970.993
Core Plus Fixed Income Portfolio - 1.25% series contract	215.696	12.597	181.211	47.082
Core Plus Fixed Income Portfolio - 1.00% series contract	1,574.449	130.060	2.423	1,702.086
Mid Cap Growth Portfolio - 2.00% series contract	3,153.051	13,417.043	16,570.094	0.000
Mid Cap Growth Portfolio - 1.95% series contract	0.000	1,084.418	1,084.418	0.000
Mid Cap Growth Portfolio - 1.80% series contract	295.540	296.260	296.485	295.315
Mid Cap Growth Portfolio - 1.75% series contract	4,242.028	368.898	3,503.796	1,107.130
Mid Cap Growth Portfolio - 1.70% series contract	1,461.517	7.221	1,376.149	92.589
Mid Cap Growth Portfolio - 1.65% series contract *	1,449.868	2,232.819	2,209.223	1,473.464
Mid Cap Growth Portfolio - 1.65% series contract	5,539.845	2,764.254	1,682.261	6,621.838
Mid Cap Growth Portfolio - 1.55% series contract	13,662.667	3,902.172	8,450.672	9,114.167
Mid Cap Growth Portfolio - 1.50% series contract	622.672	1,970.508	1,475.197	1,117.983
Mid Cap Growth Portfolio - 1.45% series contract	164.279	194.540	186.352	172.467
Mid Cap Growth Portfolio - 1.40% series contract	33,008.378	10,160.629	21,875.647	21,293.360
Mid Cap Growth Portfolio - 1.25% series contract	64,353.758	21,845.159	12,494.453	73,704.464
Mid Cap Growth Portfolio - 1.00% series contract	3,716.055	134.003	63.615	3,786.443
U.S. Real Estate Portfolio - 1.80% series contract	279.362	128.875	167.569	240.668
U.S. Real Estate Portfolio - 1.70% series contract	1,985.527	166.201	601.069	1,550.659
U.S. Real Estate Portfolio - 1.65% series contract	7,966.395	492.073	1,134.933	7,323.535
U.S. Real Estate Portfolio - 1.40% series contract	117,129.639	10,861.839	15,937.095	112,054.383

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	0.000	85.062	0.000	85.062
Guardian Portfolio - 1.75% series contract	2,498.244	1,003.874	476.134	3,025.984
Guardian Portfolio - 1.70% series contract	662.873	301.858	781.740	182.991
Guardian Portfolio - 1.65% series contract *	9.466	0.000	0.056	9.410
Guardian Portfolio - 1.65% series contract	218.458	0.000	0.000	218.458
Guardian Portfolio - 1.55% series contract	7,241.625	1,955.774	5,912.507	3,284.892
Guardian Portfolio - 1.50% series contract	1,284.125	3,344.460	3,351.714	1,276.871
Guardian Portfolio - 1.45% series contract	1,476.060	7,580.627	7,551.178	1,505.509
Guardian Portfolio - 1.40% series contract	73,832.040	4,464.338	20,968.243	57,328.135
Guardian Portfolio - 1.25% series contract	43,002.321	16,115.367	4,014.949	55,102.739
Guardian Portfolio - 1.00% series contract	1,833.590	1,743.721	1,562.578	2,014.733
Small-Cap Growth Portfolio - 1.80% series contract	0.000	327.098	327.098	0.000
Small-Cap Growth Portfolio - 1.70% series contract	1,042.821	571.356	581.634	1,032.543
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	14,430.498	1,165.236	5,339.312	10,256.422
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	6,206.176	45,702.072	51,040.864	867.384
Capital Appreciation Fund - 1.95% series contract	4,067.842	52,511.654	56,579.496	0.000
Capital Appreciation Fund - 1.80% series contract	2,072.470	2,242.553	2,150.495	2,164.528
Capital Appreciation Fund - 1.75% series contract	13,241.389	2,450.795	9,285.283	6,406.901
Capital Appreciation Fund - 1.70% series contract	160.922	54.811	137.799	77.934
Capital Appreciation Fund - 1.65% series contract *	2,048.677	467.296	129.614	2,386.359
Capital Appreciation Fund - 1.65% series contract	631.872	0.746	66.539	566.079
Capital Appreciation Fund - 1.55% series contract	22,052.526	6,976.899	4,380.202	24,649.223
Capital Appreciation Fund - 1.50% series contract	5,078.386	11,140.911	9,684.189	6,535.108
Capital Appreciation Fund - 1.45% series contract	3,367.026	5,943.953	5,817.063	3,493.916
Capital Appreciation Fund - 1.40% series contract	40,834.988	5,383.811	3,990.226	42,228.573
Capital Appreciation Fund - 1.25% series contract	250,821.806	83,143.465	37,941.595	296,023.676
Capital Appreciation Fund - 1.00% series contract	23,165.104	3,989.974	2,575.861	24,579.217
Capital Income Fund - 1.75% series contract	9.641	0.000	0.056	9.585
Capital Income Fund - 1.70% series contract	434.136	112.253	400.892	145.497
Capital Income Fund - 1.65% series contract *	1,725.605	72.966	32.563	1,766.008
Capital Income Fund - 1.65% series contract	12,594.485	6,120.800	8,644.772	10,070.513
Capital Income Fund - 1.55% series contract	177.747	0.000	0.056	177.691
Capital Income Fund - 1.40% series contract	60,287.693	4,422.056	7,329.560	57,380.189
Capital Income Fund - 1.25% series contract	14,213.247	3,637.607	1,458.494	16,392.360
Capital Income Fund - 1.00% series contract	9.556	0.000	0.071	9.485
Global Fund Fund - 2.00% series contract	4,687.232	35,778.301	31,028.705	9,436.828
Global Fund Fund - 1.95% series contract	3,080.865	12,176.587	10,898.641	4,358.811
Global Fund Fund - 1.80% series contract **	772.674	772.674	772.674	772.674
Global Fund Fund - 1.80% series contract	202.546	0.000	0.000	202.546
Global Fund Fund - 1.75% series contract	11,597.415	16,787.665	13,212.108	15,172.972
Global Fund Fund - 1.70% series contract	232.428	0.000	0.000	232.428
Global Fund Fund - 1.65% series contract *	2,142.291	2,047.962	1,951.763	2,238.490
Global Fund Fund - 1.65% series contract	4,363.504	237.044	511.299	4,089.249
Global Fund Fund - 1.55% series contract	2,703.438	51.924	5.511	2,749.851
Global Fund Fund - 1.50% series contract	47.094	1,202.044	862.488	386.650
Global Fund Fund - 1.40% series contract	68,780.032	6,617.694	7,572.943	67,824.783
Global Fund Fund - 1.25% series contract	79,709.981	39,433.876	16,446.873	102,696.984
Global Fund Fund - 1.00% series contract	531.912	110.118	454.319	187.711
Main Street Fund - 2.00% series contract	12,535.410	106,501.772	100,809.170	18,228.012
Main Street Fund - 1.95% series contract	13,431.898	62,538.029	67,091.667	8,878.260
Main Street Fund - 1.80% series contract	536.554	42.646	579.200	0.000
Main Street Fund - 1.75% series contract	19,331.467	30,234.769	34,020.257	15,545.979
Main Street Fund - 1.70% series contract	876.820	37.667	899.576	14.911
Main Street Fund - 1.65% series contract *	482.283	0.000	119.951	362.332
Main Street Fund - 1.65% series contract	2,888.829	98.946	885.950	2,101.825
Main Street Fund - 1.55% series contract	1,421.943	3,914.331	86.364	5,249.910
Main Street Fund - 1.50% series contract	124.783	2,359.398	1,830.567	653.614
Main Street Fund - 1.45% series contract	262.141	278.894	263.489	277.546
Main Street Fund - 1.40% series contract	115,756.265	9,786.297	19,563.636	105,978.926
Main Street Fund - 1.25% series contract	46,216.940	21,108.136	10,685.862	56,639.214
Main Street Fund - 1.00% series contract	900.031	3,678.545	1,763.833	2,814.743
Main Street Small Cap Fund - 2.00% series contract	4,163.092	27,510.043	31,673.135	0.000
Main Street Small Cap Fund - 1.95% series contract	3,011.208	14,631.675	17,642.883	0.000
Main Street Small Cap Fund - 1.80% series contract	8,139.607	560.107	0.000	8,699.714
Main Street Small Cap Fund - 1.75% series contract	7,164.945	4,276.138	9,440.711	2,000.372
Main Street Small Cap Fund - 1.70% series contract	1,080.243	612.857	997.105	695.995
Main Street Small Cap Fund - 1.65% series contract *	2,007.413	2,503.840	2,028.679	2,482.574
Main Street Small Cap Fund - 1.65% series contract	2,789.389	352.797	238.913	2,903.273
Main Street Small Cap Fund - 1.55% series contract	4,152.644	7,143.465	5,177.711	6,118.398
Main Street Small Cap Fund - 1.50% series contract	295.268	920.804	703.878	512.194
Main Street Small Cap Fund - 1.45% series contract	174.464	212.817	175.372	211.909
Main Street Small Cap Fund - 1.40% series contract	92,587.583	13,786.961	11,739.138	94,635.406
Main Street Small Cap Fund - 1.25% series contract	38,963.275	14,923.820	5,449.113	48,437.982
Main Street Small Cap Fund - 1.00% series contract	315.776	2,297.868	1,706.675	906.969

*	Unit value commencement date May 1, 2008

** Unit value commencement date May 1, 2009

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	11,894.793	95,544.643	89,452.539	17,986.897
High Yield Portfolio - 1.95% series contract	5,817.735	43,092.461	41,597.659	7,312.537
High Yield Portfolio - 1.80% series contract	1,244.080	11,916.573	11,741.278	1,419.375
High Yield Portfolio - 1.75% series contract	18,464.045	28,867.016	26,482.263	20,848.798
High Yield Portfolio - 1.70% series contract	1,355.640	99.633	918.590	536.683
High Yield Portfolio - 1.65% series contract *	4,200.908	10,346.553	9,606.407	4,941.054
High Yield Portfolio - 1.65% series contract	2,641.998	0.000	47.923	2,594.075
High Yield Portfolio - 1.55% series contract	7,365.026	5,588.461	2,731.461	10,222.026
High Yield Portfolio - 1.50% series contract	2,704.069	15,097.183	14,589.484	3,211.768
High Yield Portfolio - 1.45% series contract	1,147.744	1,822.653	2,155.409	814.988
High Yield Portfolio - 1.40% series contract	39,020.168	4,654.800	8,872.947	34,802.021
High Yield Portfolio - 1.25% series contract	142,330.240	146,271.758	129,183.217	159,418.781
High Yield Portfolio - 1.00% series contract	1,792.249	3,480.174	1,222.937	4,049.486
Real Return Portfolio - 2.00% series contract	0.000	902.786	902.786	0.000
Real Return Portfolio - 1.95% series contract	2,054.650	2,437.050	2,309.510	2,182.190
Real Return Portfolio - 1.80% series contract **	23.671	33.118	29.557	27.232
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	613.697	1,352.223
Real Return Portfolio - 1.75% series contract	43,983.385	4,188.420	20,672.671	27,499.134
Real Return Portfolio - 1.70% series contract	1,896.706	12.509	518.044	1,391.171
Real Return Portfolio - 1.65% series contract *	8,112.690	1,822.900	6,483.857	3,451.733
Real Return Portfolio - 1.65% series contract	34,737.823	4,387.673	17,237.346	21,888.150
Real Return Portfolio - 1.55% series contract	42,331.952	4,047.206	9,629.335	36,749.823
Real Return Portfolio - 1.50% series contract	3,210.355	8,363.935	7,410.355	4,163.935
Real Return Portfolio - 1.45% series contract	1,858.262	4,907.909	5,770.547	995.624
Real Return Portfolio - 1.40% series contract	139,971.740	8,912.232	28,833.955	120,050.017
Real Return Portfolio - 1.25% series contract	260,798.821	81,541.695	76,400.536	265,939.980
Real Return Portfolio - 1.00% series contract	19,297.566	5,810.006	2,993.328	22,114.244
Total Return Portfolio - 2.00% series contract	24,078.565	186,341.727	162,946.975	47,473.317
Total Return Portfolio - 1.95% series contract	5,997.990	67,905.326	54,702.942	19,200.374
Total Return Portfolio - 1.80% series contract	648.358	5,323.208	5,455.721	515.845
Total Return Portfolio - 1.75% series contract	83,396.845	73,451.481	80,132.241	76,716.085
Total Return Portfolio - 1.70% series contract	1,126.958	1,822.433	2,048.392	900.999
Total Return Portfolio - 1.65% series contract *	24,424.268	10,847.388	23,954.382	11,317.274
Total Return Portfolio - 1.65% series contract	19,611.312	194.867	5,950.294	13,855.885
Total Return Portfolio - 1.55% series contract	44,095.660	35,755.626	31,697.407	48,153.879
Total Return Portfolio - 1.50% series contract	7,490.007	26,310.938	26,103.517	7,697.428
Total Return Portfolio - 1.45% series contract	6,037.237	13,289.842	14,524.055	4,803.024
Total Return Portfolio - 1.40% series contract	168,003.100	38,550.104	48,104.690	158,448.514
Total Return Portfolio - 1.25% series contract	576,774.709	207,634.425	156,909.028	627,500.106
Total Return Portfolio - 1.00% series contract	31,173.341	8,860.294	3,604.159	36,429.476
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	1,474.946	7.557	232.955	1,249.548
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	2,582.026	855.434	1,951.846	1,485.614
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	48,044.903	4,042.506	6,627.430	45,459.979
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.642	4,389.079	92.073	4,306.648
2015 ETF Fund - 1.70% series contract	759.657	0.000	0.000	759.657
2015 ETF Fund - 1.65% series contract *	9.644	-0.001	0.055	9.588
2015 ETF Fund - 1.65% series contract	306.074	28.074	0.400	333.748
2015 ETF Fund - 1.55% series contract	1,780.487	0.000	1.134	1,779.353
2015 ETF Fund - 1.40% series contract	16,933.430	349.980	408.685	16,874.725
2015 ETF Fund - 1.25% series contract	1,489.049	676.429	14.771	2,150.707
2015 ETF Fund - 1.00% series contract	4,187.535	3.408	3.460	4,187.483
2025 ETF Fund - 1.75% series contract	9.621	0.001	0.056	9.566
2025 ETF Fund - 1.70% series contract	517.006	0.000	0.000	517.006
2025 ETF Fund - 1.65% series contract *	9.622	0.000	0.055	9.567
2025 ETF Fund - 1.65% series contract	8.628	0.000	0.196	8.432
2025 ETF Fund - 1.55% series contract	12,093.878	732.301	43.476	12,782.703
2025 ETF Fund - 1.40% series contract	14,306.327	8,440.017	3,046.675	19,699.669
2025 ETF Fund - 1.25% series contract	19,201.181	11,086.144	121.388	30,165.937
2025 ETF Fund - 1.00% series contract	778.620	176.891	3.643	951.868
2035 ETF Fund - 1.75% series contract	9.603	0.000	0.056	9.547
2035 ETF Fund - 1.70% series contract	0.000	6,422.329	0.001	6,422.328
2035 ETF Fund - 1.65% series contract *	9.604	0.000	0.056	9.548
2035 ETF Fund - 1.65% series contract	18.678	0.000	0.424	18.254
2035 ETF Fund - 1.55% series contract	9.995	0.000	0.056	9.939
2035 ETF Fund - 1.40% series contract	16,569.791	2,848.805	2,200.029	17,218.567
2035 ETF Fund - 1.25% series contract	6,218.834	7,404.104	337.707	13,285.231
2035 ETF Fund - 1.00% series contract	1,299.853	235.617	3.832	1,531.638

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Year Ended December 31, 2014
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	87	$6.354518	$6.704994	$575	3.55%	1.00%	1.80%	-8.15%	-7.40%
American Century Variable Portfolios - Class I:
Capital Appreciation Fund (*)	167	10.770019	10.826501	1,801	0.00%	1.00%	1.75%	0.00%	0.00%
American Century Variable Portfolios - Class II:
Large Company Value Fund	288	13.319903	14.246766	4,129	1.31%	1.00%	2.00%	10.52%	11.64%
Mid Cap Value Fund	160	18.060848	19.317396	3,193	1.04%	1.00%	2.00%	13.91%	15.08%
Ultra Fund	15	16.407916	16.833305	257	0.21%	1.40%	1.65%	8.02%	8.29%
Calamos Advisors Trust:
Growth and Income Portfolio	154	13.289641	13.981810	2,098	0.97%	1.00%	1.75%	4.97%	5.78%
Davis Variable Account Fund, Inc.:
Value Portfolio	575	12.414630	13.099023	7,348	0.95%	1.00%	1.80%	4.15%	5.00%
Deutsche Variable Series II - Class A:
Global Growth VIP	12	9.713017	10.219099	116	1.01%	1.00%	1.75%	-1.64%	-0.89%
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	21	15.214735	15.765395	322	0.48%	1.00%	1.75%	3.25%	4.04%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	91	16.034270	16.917974	1,725	0.84%	1.00%	1.80%	11.10%	12.00%
Stock Index Fund, Inc.	1,174	14.587507	15.602486	21,312	1.49%	1.00%	2.00%	10.84%	11.97%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	26	19.351411	19.955171	515	0.00%	1.40%	1.70%	5.01%	5.33%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	14	16.739989	17.611971	226	0.71%	1.00%	1.75%	9.80%	10.64%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,166	0.881017	0.947141	2,064	0.00%	1.00%	2.00%	-2.23%	-1.06%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	40	19.284477	20.278493	800	1.56%	1.40%	1.80%	5.89%	6.32%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,182	11.545973	12.558654	14,259	1.17%	0.75%	2.00%	2.42%	3.73%
Ibbotson Conservative ETF Asset Allocation Portfolio	315	10.929892	11.499075	3,553	0.95%	1.00%	1.75%	0.97%	1.74%
Ibbotson Growth ETF Asset Allocation Portfolio	2,092	11.749683	12.361694	25,266	0.99%	1.00%	1.75%	2.74%	3.53%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	612	11.127293	11.901474	7,110	1.08%	1.00%	2.00%	1.24%	2.27%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	50	22.912180	23.922252	1,184	0.60%	1.00%	1.75%	-1.19%	-0.43%
Franklin U.S. Government Securities VIP Fund	161	10.863509	11.619207	1,839	2.71%	1.00%	2.00%	1.32%	2.35%
Mutual Global Discovery VIP Fund	136	18.004943	18.852938	2,517	2.12%	1.00%	1.80%	3.81%	4.65%
Mutual Shares VIP Fund	132	12.959512	13.634486	1,766	1.70%	1.00%	1.75%	5.25%	6.05%
Templeton Foreign VIP Fund	286	9.338307	9.988198	2,765	1.57%	1.00%	2.00%	-12.91%	-12.02%
Templeton Global Bond VIP Fund	265	13.674320	14.485141	3,772	5.38%	1.00%	2.00%	-0.20%	0.82%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	197	16.000104	17.113414	4,671	0.46%	1.00%	2.00%	7.56%	8.65%
Comstock Fund	425	14.791172	15.354232	6,432	1.47%	1.00%	2.00%	7.20%	8.29%
Core Equity Fund	29	15.744700	16.310261	477	0.89%	1.40%	1.80%	6.20%	6.63%
Diversified Dividend Fund	25	15.202226	15.373433	386	1.71%	1.40%	1.70%	10.91%	11.25%
Global Health Care Fund	51	26.648900	28.022663	1,416	0.00%	1.40%	1.80%	17.52%	17.99%
Small Cap Equity Fund	191	15.546223	16.628081	3,040	0.00%	1.00%	2.00%	0.31%	1.34%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	335	10.327324	11.046104	3,628	1.50%	1.00%	2.00%	12.06%	13.20%
Government Securities Fund	46	12.581808	13.064754	600	3.44%	1.40%	1.70%	2.12%	2.43%
International Growth Fund	291	10.654864	11.396304	3,242	1.66%	1.00%	2.00%	-1.91%	-0.91%
Mid Cap Core Equity Fund	127	12.975156	13.878048	1,996	0.00%	1.00%	2.00%	2.09%	3.13%
Mid Cap Growth Fund	322	13.759236	14.139097	4,512	0.00%	1.00%	2.00%	5.54%	6.61%
Utilities Fund	62	22.537970	23.537307	1,465	2.70%	1.40%	1.80%	18.06%	18.54%
Janus Aspen Series - Service Shares:
Balanced Portfolio	495	14.791079	15.819998	8,600	1.60%	1.00%	2.00%	6.07%	7.16%
Enterprise Portfolio	153	15.268778	16.331381	2,957	0.03%	1.00%	2.00%	10.00%	11.12%
Global Research Portfolio	8	16.538392	17.173467	142	0.93%	1.40%	1.70%	5.36%	5.68%
Janus Portfolio	250	14.200439	15.188463	3,952	0.22%	1.00%	2.00%	10.48%	11.61%
Overseas Portfolio	932	7.086874	7.580331	8,441	6.11%	1.00%	2.00%	-13.86%	-12.98%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	44	12.040573	12.667505	617	3.13%	1.00%	1.75%	5.97%	6.78%
Mid Cap Growth Portfolio	126	14.652535	15.460290	1,924	0.00%	1.00%	1.80%	0.13%	0.95%
U.S. Real Estate Portfolio	118	32.270904	33.934729	3,978	1.42%	1.40%	1.80%	27.39%	27.91%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	127	24.011314	15.610465	2,469	0.26%	1.00%	1.80%	6.93%	7.80%
Small-Cap Growth Portfolio	12	17.655170	18.332994	220	0.00%	1.40%	1.70%	1.71%	2.02%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	444	13.094533	14.005707	6,409	0.18%	1.00%	2.00%	12.83%	13.98%
Capital Income Fund	84	9.788110	10.297920	1,150	1.82%	1.00%	1.75%	6.13%	6.94%
Global Fund	216	12.729142	13.615025	3,791	0.85%	1.00%	2.00%	0.01%	1.04%
Main Street Fund	210	14.265353	15.257954	3,367	0.57%	1.00%	2.00%	8.19%	9.30%
Main Street Small Cap Fund	188	17.769141	18.748615	4,707	0.67%	1.00%	1.80%	9.64%	10.54%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	281	13.659747	14.609923	4,300	5.30%	1.00%	2.00%	1.28%	2.32%
Real Return Portfolio	495	11.460554	12.257725	6,447	1.45%	1.00%	2.00%	1.04%	2.07%
Total Return Portfolio	1,095	12.657370	13.537823	15,022	2.22%	1.00%	2.00%	2.20%	3.24%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	46	16.274128	16.898871	774	0.00%	1.40%	1.70%	1.05%	1.36%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	12.405253	13.051281	511	1.92%	1.00%	1.75%	2.95%	3.73%
2025 ETF Fund	67	12.030604	12.657131	819	1.27%	1.00%	1.75%	3.28%	4.07%
2035 ETF Fund	42	11.735535	12.346766	488	1.24%	1.00%	1.75%	3.55%	4.34%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2013				Year Ended December 31, 2013
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	84	$6.917999	$7.240513	$597	6.07%	1.00%	1.80%	20.52%	21.50%
American Century Variable Portfolios - Class I:
Vista Fund	119	10.881688	11.361810	1,673	0.00%	1.00%	1.80%	27.90%	28.87%
American Century Variable Portfolios - Class II:
Large Company Value Fund	240	12.052405	12.760836	3,099	1.39%	1.00%	2.00%	28.42%	29.73%
Mid Cap Value Fund	134	15.854764	16.786567	2,364	1.09%	1.00%	2.00%	27.30%	28.60%
Ultra Fund	13	15.190331	15.544679	205	0.43%	1.40%	1.80%	34.66%	35.00%
Calamos Advisors Trust:
Growth and Income Portfolio	160	12.659917	13.218350	2,058	1.09%	1.00%	1.75%	14.36%	15.23%
Davis Variable Account Fund, Inc.:
Value Portfolio	581	11.919937	12.475401	7,076	0.93%	1.00%	1.95%	31.03%	32.09%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	87	14.432782	15.105175	1,495	1.05%	1.00%	1.80%	31.59%	32.66%
Stock Index Fund, Inc.	1,157	13.160594	13.934110	19,036	1.63%	1.00%	2.00%	29.07%	30.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	29	18.428638	18.945844	547	0.00%	1.40%	1.70%	30.55%	30.95%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	12	15.245251	15.917826	179	1.39%	1.00%	2.00%	32.34%	33.35%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,715	0.901146	0.957299	2,620	0.00%	1.00%	2.00%	-2.19%	-1.05%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	43	18.212527	19.073656	818	1.72%	1.40%	1.80%	18.65%	19.13%
DWS Variable Series II - Class A:
Global Growth VIP	9	9.874637	10.310390	94	1.18%	1.00%	1.75%	19.94%	20.86%
DWS Variable Series II - Class B:
Small Mid Cap Value VIP	19	14.735277	15.152851	290	0.53%	1.00%	1.75%	32.34%	33.35%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,196	11.273090	12.107425	13,972	1.39%	0.75%	2.00%	9.62%	11.02%
Ibbotson Conservative ETF Asset Allocation Portfolio	380	10.825055	11.302473	4,225	1.11%	1.00%	1.75%	0.77%	1.54%
Ibbotson Growth ETF Asset Allocation Portfolio	2,291	11.435818	11.940301	26,721	1.21%	1.00%	1.75%	14.51%	15.38%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	693	10.991287	11.637224	7,901	1.51%	1.00%	2.00%	5.19%	6.26%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	43	23.188063	24.026733	1,021	1.23%	1.00%	1.75%	33.86%	34.88%
Franklin U.S. Government Fund	178	10.722334	11.352345	1,979	2.70%	1.00%	2.00%	-4.19%	-3.22%
Mutual Global Discovery Securities Fund	130	17.344841	18.014968	2,304	2.48%	1.00%	1.80%	25.32%	26.34%
Mutual Shares Securities Fund	272	12.142874	12.856539	3,424	2.36%	1.00%	2.00%	25.70%	26.98%
Templeton Foreign Securities Fund	177	10.722616	11.352863	1,977	2.26%	1.00%	2.00%	20.51%	21.74%
Templeton Global Bond Securities Fund	217	13.702224	14.368039	3,080	5.15%	1.00%	2.00%	-0.40%	0.61%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	184	14.876143	15.750490	4,170	0.70%	1.00%	2.00%	31.58%	32.92%
Comstock Fund	327	13.797970	14.178510	4,575	1.67%	1.00%	2.00%	33.26%	34.61%
Core Equity Fund	28	14.825523	15.295791	428	1.57%	1.40%	1.80%	26.92%	27.44%
Diversified Dividend Fund	24	13.706829	13.819067	335	2.37%	1.40%	1.70%	28.81%	29.20%
Global Health Care Fund	57	22.676914	23.749284	1,342	0.70%	1.40%	1.80%	38.01%	38.57%
Small Cap Equity Fund	206	15.497700	16.408658	3,250	0.01%	1.00%	2.00%	34.72%	36.09%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	290	9.216104	9.758007	2,780	4.20%	1.00%	2.00%	0.39%	1.41%
Government Securities Fund	51	12.321153	12.755201	640	3.13%	1.40%	1.70%	-4.51%	-4.22%
International Growth Fund	151	10.862538	11.501015	1,698	1.00%	1.00%	2.00%	16.34%	17.53%
Mid Cap Core Equity Fund	135	12.710064	13.457130	2,022	1.87%	1.00%	2.00%	25.90%	27.18%
Mid Cap Growth Fund	320	13.037388	13.261911	4,215	0.22%	1.00%	2.00%	33.87%	35.24%
Utilities Fund	73	19.089966	19.855634	1,456	2.70%	1.40%	1.80%	8.53%	8.97%
Janus Aspen Series - Service Shares:
Balanced Portfolio	464	13.944187	14.763525	7,651	1.97%	1.00%	2.00%	17.41%	18.61%
Enterprise Portfolio	127	13.881069	14.697126	2,363	0.35%	1.00%	2.00%	29.40%	30.72%
Global Research Portfolio	9	15.697195	16.250418	151	1.06%	1.40%	1.70%	25.90%	26.28%
Janus Portfolio	238	12.853540	13.608993	3,441	0.64%	1.00%	2.00%	27.40%	28.70%
Overseas Portfolio	885	8.227177	8.711021	9,385	3.02%	1.00%	2.00%	12.00%	13.14%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	46	11.362491	11.863535	602	3.83%	1.00%	2.00%	-2.06%	-1.31%
Mid Cap Growth Portfolio	119	14.633190	15.315065	1,812	0.32%	1.00%	2.00%	35.01%	36.11%
U.S. Real Estate Portfolio	121	25.332591	26.530815	3,208	1.15%	1.40%	1.80%	0.22%	0.62%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	124	22.455470	14.480985	2,302	0.67%	1.00%	1.80%	36.11%	37.22%
Small-Cap Growth Portfolio	11	17.358069	17.969669	204	0.00%	1.40%	1.80%	43.36%	43.79%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	410	11.606023	12.288249	5,242	0.71%	1.00%	2.00%	26.84%	28.14%
Capital Income Fund	86	9.223171	9.630039	1,111	2.20%	1.00%	1.75%	10.86%	11.71%
Global Fund	210	12.727357	13.475550	3,712	1.17%	1.00%	2.00%	24.45%	25.72%
Main Street Fund	217	13.185239	13.960206	3,203	0.87%	1.00%	2.00%	28.81%	30.13%
Main Street Small Cap Fund	168	28.008519	16.961275	4,133	0.71%	1.00%	2.00%	38.09%	39.22%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	268	13.486457	14.278857	4,075	5.51%	1.00%	2.00%	3.63%	4.69%
Real Return Portfolio	508	11.342776	12.009172	6,614	1.63%	1.00%	2.00%	-11.03%	-10.13%
Total Return Portfolio	1,053	12.385276	13.112983	14,143	2.25%	1.00%	2.00%	-3.92%	-2.94%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	48	16.105404	16.672844	802	0.00%	1.40%	1.70%	15.46%	15.81%
Wilshire Variable Insurance Trust:
2015 ETF Fund	30	12.050364	12.581836	364	2.03%	1.00%	1.75%	8.45%	9.27%
2025 ETF Fund	64	11.648640	12.162403	751	2.05%	1.00%	1.75%	10.25%	11.09%
2035 ETF Fund	39	11.333373	11.833302	425	2.19%	1.00%	1.75%	12.96%	13.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

40

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2012				Year Ended December 31, 2012
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	77	$5.740063	$5.959140	$450	1.46%	1.00%	1.80%	12.13%	13.05%
American Century Variable Portfolios - Class I:
Vista Fund	126	12.292525	8.816386	1,387	0.00%	1.00%	1.80%	13.52%	14.45%
American Century Variable Portfolios - Class II:
Large Company Value Fund	180	9.385070	9.836393	1,811	1.87%	1.00%	2.00%	14.03%	15.20%
Mid Cap Value Fund	99	12.454396	13.053217	1,396	1.90%	1.00%	2.00%	13.89%	15.06%
Ultra Fund	16	11.142053	11.514403	184	0.00%	1.40%	1.80%	11.72%	12.18%
Calamos Advisors Trust:
Growth and Income Portfolio	187	11.070278	11.471036	2,090	2.15%	1.00%	1.75%	6.52%	7.34%
Davis Variable Account Fund, Inc.:
Value Portfolio	548	9.097299	9.444354	5,055	1.77%	1.00%	1.80%	11.03%	11.94%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	81	10.968380	11.386676	1,077	0.58%	1.00%	1.80%	9.68%	10.58%
Stock Index Fund, Inc.	1,082	10.196297	10.686593	13,999	1.89%	1.00%	2.00%	13.15%	14.31%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	14.116447	14.468533	393	0.00%	1.40%	1.70%	13.65%	14.00%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	19	11.389006	11.936716	221	0.21%	1.00%	2.00%	16.94%	18.14%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,575	0.921277	0.967458	2,523	0.00%	1.00%	2.00%	-2.15%	-1.04%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	46	15.349682	16.010317	737	3.30%	1.40%	1.80%	8.15%	8.59%
DWS Variable Series II - Class A:
Global Thematic VIP	9	8.232976	8.531180	76	1.57%	1.00%	1.75%	16.51%	17.40%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	10	11.134366	11.363192	109	0.82%	1.00%	1.75%	11.39%	12.24%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,207	10.283456	10.905490	12,778	1.54%	0.75%	2.00%	8.59%	9.98%
Ibbotson Conservative ETF Asset Allocation Portfolio	512	10.742471	11.131248	5,617	1.58%	1.00%	1.75%	3.36%	4.15%
Ibbotson Growth ETF Asset Allocation Portfolio	2,227	9.939648	10.348693	22,546	1.28%	1.00%	1.85%	10.82%	11.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646	10.449381	10.951704	6,956	1.58%	1.00%	2.00%	5.70%	6.78%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	28	17.323252	17.813887	486	0.80%	1.00%	1.75%	16.31%	17.20%
Franklin U.S. Government Fund	190	11.191662	11.729522	2,191	2.86%	1.00%	2.00%	-0.16%	0.86%
Mutual Global Discovery Securities Fund	55	13.840423	14.259085	779	3.02%	1.00%	1.80%	11.31%	12.22%
Mutual Shares Securities Fund	232	9.660483	10.124999	2,309	2.21%	1.00%	2.00%	11.95%	13.10%
Templeton Foreign Securities Fund	117	8.897579	9.325463	1,081	2.90%	1.00%	2.00%	15.86%	17.04%
Templeton Global Bond Securities Fund	191	13.757783	14.280548	2,704	6.40%	1.00%	2.00%	12.75%	13.91%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	26	11.680685	12.002368	309	0.99%	1.40%	1.80%	11.82%	12.28%
Diversified Dividend Fund	23	10.641149	10.695708	242	1.96%	1.40%	1.70%	16.70%	17.06%
Global Health Care Fund	54	16.605430	17.138256	922	0.00%	1.40%	1.70%	18.83%	19.20%
Small Cap Equity Fund	167	11.503885	12.057138	1,929	0.00%	1.00%	2.00%	11.60%	12.75%
Van Kampen American Value Fund	176	11.305533	11.849188	3,085	0.74%	1.00%	2.00%	14.95%	16.13%
Van Kampen Comstock Fund	306	10.354500	10.532656	3,199	1.88%	1.00%	2.00%	16.84%	18.03%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	270	9.180511	9.622087	2,554	0.44%	1.00%	2.00%	25.28%	26.56%
Government Securities Fund	58	12.902582	13.316495	772	2.93%	1.40%	1.70%	0.47%	0.78%
International Growth Fund	152	9.336560	9.785515	1,462	1.42%	1.00%	2.00%	12.94%	14.10%
Mid Cap Core Equity Fund	110	10.095666	10.581155	1,357	0.00%	1.00%	2.00%	8.40%	9.51%
Utilities Fund	78	17.746415	18.221571	1,412	2.84%	1.40%	1.70%	1.58%	1.89%
Van Kampen Mid Cap Growth Fund *	298	9.738674	9.806383	2,920	0.00%	1.00%	2.00%	-2.61%	-1.94%
Janus Aspen Series - Service Shares:
Balanced Portfolio	357	11.876727	12.447606	5,214	2.54%	1.00%	2.00%	11.10%	12.24%
Enterprise Portfolio	89	10.727283	11.243275	1,342	0.00%	1.00%	2.00%	14.64%	15.81%
Janus Portfolio	253	10.089403	10.574551	2,904	0.49%	1.00%	2.00%	15.91%	17.10%
Overseas Portfolio	860	7.345957	7.699421	8,171	0.62%	1.00%	2.00%	10.91%	12.04%
Worldwide Portfolio	12	12.467899	12.868103	154	0.79%	1.40%	1.70%	17.81%	18.17%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	63	11.470177	12.021389	819	4.83%	1.00%	2.00%	7.24%	8.34%
Mid Cap Growth Portfolio	132	10.735404	11.251731	1,484	0.00%	1.00%	2.00%	6.51%	7.60%
U.S. Real Estate Portfolio	127	25.277822	26.366102	3,351	0.87%	1.40%	1.80%	13.74%	14.21%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	132	10.184262	10.553048	1,882	0.16%	1.00%	1.75%	10.62%	11.47%
Small-Cap Growth Portfolio	16	12.108206	12.496771	194	0.00%	1.40%	1.70%	6.96%	7.29%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	89	8.319724	8.620929	1,050	1.18%	1.00%	1.75%	10.13%	10.98%
Capital Appreciation Fund	374	9.150047	9.590078	3,750	0.43%	1.00%	2.00%	11.52%	12.66%
Global Securities Fund	179	10.226641	10.718496	2,647	1.87%	1.00%	2.00%	18.52%	19.74%
Main Street Fund	215	10.236045	10.728267	2,472	0.70%	1.00%	2.00%	14.27%	15.44%
Main Street Small & Mid Cap Fund	165	11.624179	12.183284	2,923	0.34%	1.00%	2.00%	15.31%	16.49%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	240	13.014305	13.639755	3,575	5.70%	1.00%	2.00%	12.03%	13.18%
Real Return Portfolio	560	12.749550	13.362164	8,230	1.09%	1.00%	2.00%	6.58%	7.67%
Total Return Portfolio	993	12.890967	13.510459	13,889	2.59%	1.00%	2.00%	7.40%	8.50%
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	52	13.948786	14.396366	748	0.00%	1.40%	1.70%	2.65%	2.96%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	11.111932	11.514129	280	2.32%	1.00%	1.75%	10.50%	11.35%
2025 ETF Fund	47	10.565421	10.947832	496	2.47%	1.00%	1.75%	10.75%	11.60%
2035 ETF Fund	24	10.032769	10.395968	234	1.85%	1.00%	1.75%	12.08%	12.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 27, 2012 (commencement of operations) to December 31, 2012.

41

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2011				Year Ended December 31, 2011
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	70	$5.119180	$5.271400	$367	4.31%	1.00%	1.80%	-20.89%	-20.24%
American Century Variable Portfolios - Class I:
Vista Fund	124	7.490926	7.703089	1,221	0.00%	1.00%	1.75%	-9.50%	-8.81%
American Century Variable Portfolios - Class II:
Large Company Value Fund	103	8.303254	8.538394	929	1.55%	1.00%	1.75%	-0.91%	-0.16%
Mid Cap Value Fund	78	11.032405	11.344753	981	1.22%	1.00%	1.75%	-2.57%	-1.83%
Ultra Fund	16	9.972819	10.264104	166	0.00%	1.40%	1.80%	-0.95%	-0.55%
Calamos Advisors Trust:
Growth and Income Portfolio	185	10.062883	10.686877	1,924	1.60%	1.00%	1.80%	-3.64%	-2.85%
Davis Variable Account Fund, Inc.:
Value Portfolio	521	8.193223	8.436709	4,300	0.95%	1.00%	1.80%	-5.90%	-5.13%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	80	10.000566	10.297620	970	0.68%	1.00%	1.80%	-1.16%	-0.35%
Stock Index Fund, Inc.	1,054	9.011037	9.348467	12,123	1.59%	1.00%	2.00%	-0.41%	0.61%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27	12.421335	12.692241	348	0.00%	1.40%	1.70%	-9.35%	-9.07%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	21	9.739059	10.103800	202	0.35%	1.00%	2.00%	-1.80%	-0.80%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,337	0.941519	0.977671	3,279	0.01%	1.00%	2.00%	-2.08%	-1.02%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	14.193425	14.743969	762	1.53%	1.40%	1.80%	6.79%	7.22%
DWS Variable Series II - Class A:
Global Thematic VIP	5	7.066304	7.266484	36	0.66%	1.00%	1.75%	-15.88%	-15.24%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP	3	9.996071	10.123811	30	0.41%	1.00%	1.75%	-7.97%	-7.27%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,134	9.470330	9.916077	10,976	1.07%	0.75%	2.00%	-2.87%	-1.63%
Ibbotson Conservative ETF Asset Allocation Portfolio	385	10.393304	10.687410	4,073	1.39%	1.00%	1.75%	1.34%	2.11%
Ibbotson Growth ETF Asset Allocation Portfolio	2,264	9.003059	9.257959	20,556	1.22%	1.00%	1.75%	-5.36%	-4.64%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	652	9.885883	10.255900	6,599	0.89%	1.00%	2.00%	-0.93%	0.08%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	18	14.894612	15.199827	278	0.74%	1.00%	1.75%	-5.44%	-4.72%
Franklin U.S. Government Fund	185	11.225140	11.629261	2,113	3.08%	1.00%	1.95%	3.62%	4.63%
Mutual Global Discovery Securities Fund	43	12.434418	12.706501	542	2.39%	1.00%	1.80%	-4.70%	-3.93%
Mutual Shares Securities Fund	179	8.629484	8.952592	1,584	2.52%	1.00%	2.00%	-3.02%	-2.03%
Templeton Foreign Securities Fund	71	7.748083	7.967486	560	1.96%	1.00%	1.75%	-12.20%	-11.53%
Templeton Global Bond Securities Fund	125	12.268213	12.536660	1,551	4.83%	1.00%	1.80%	-2.65%	-1.86%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	31	10.445717	10.689653	330	0.99%	1.40%	1.80%	-1.86%	-1.46%
Dividend Growth Fund (*)	20	9.118557	9.137312	182	0.00%	1.40%	1.70%	-8.81%	-8.63%
Global Health Care Fund	56	13.973590	14.377929	802	0.00%	1.40%	1.70%	2.19%	2.50%
Small Cap Equity Fund	141	10.385160	10.693710	1,438	0.00%	1.00%	1.80%	-2.51%	-1.72%
Van Kampen Comstock Fund (*)	276	8.862432	8.923392	2,458	0.00%	1.00%	2.00%	-11.38%	-10.77%
Van Kampen U.S. Mid Cap Value Portfolio	160	9.835346	10.203632	2,523	0.73%	1.00%	2.00%	-1.09%	-0.09%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	161	7.383254	7.602681	1,210	4.09%	1.00%	1.80%	-8.40%	-7.66%
Government Securities Fund	65	12.841949	13.213424	846	3.17%	1.40%	1.70%	5.81%	6.13%
International Growth Fund	119	8.266987	8.576550	1,007	0.86%	1.00%	2.00%	-8.85%	-7.92%
Mid Cap Core Equity Fund	90	9.313688	9.662443	1,062	0.09%	1.00%	2.00%	-8.37%	-7.44%
Utilities Fund	78	17.470576	17.883532	1,393	3.06%	1.40%	1.70%	14.18%	14.53%
Janus Aspen Series - Service Shares:
Balanced Portfolio	361	10.770796	11.090608	4,768	2.50%	1.00%	1.80%	-0.47%	0.34%
Enterprise Portfolio	69	9.357667	9.708206	952	0.00%	1.00%	2.00%	-3.62%	-2.63%
Janus Portfolio	181	8.704766	9.030733	1,883	0.42%	1.00%	2.00%	-7.43%	-6.48%
Overseas Portfolio	763	6.623595	6.871767	6,723	0.41%	1.00%	2.00%	-33.69%	-33.01%
Worldwide Portfolio	13	10.582833	10.889172	140	0.51%	1.40%	1.70%	-15.45%	-15.19%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	67	10.695756	11.095922	812	3.41%	1.00%	2.00%	3.54%	4.59%
Mid Cap Growth Portfolio	101	10.155422	10.457165	1,068	0.34%	1.00%	1.80%	-8.79%	-8.05%
U.S. Real Estate Portfolio	135	22.223968	23.086338	3,114	0.87%	1.40%	1.80%	4.02%	4.44%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	137	9.206529	9.467249	1,776	0.36%	1.00%	1.75%	-4.77%	-4.05%
Small-Cap Growth Portfolio	17	11.320089	11.647675	202	0.00%	1.40%	1.70%	-2.74%	-2.44%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	93	7.554273	7.768147	978	2.17%	1.00%	1.75%	-1.37%	-0.62%
Capital Appreciation Fund	309	8.204908	8.512192	2,796	0.10%	1.00%	2.00%	-3.34%	-2.36%
Global Securities Fund	151	8.693508	8.951832	2,005	1.03%	1.00%	1.80%	-10.17%	-9.44%
Main Street Fund	191	8.958107	9.293574	1,939	0.52%	1.00%	2.00%	-2.30%	-1.31%
Main Street Small & Mid Cap Fund	151	10.081174	10.458794	2,407	0.39%	1.00%	2.00%	-4.33%	-3.36%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	162	11.616474	12.051119	2,258	7.21%	1.00%	2.00%	1.30%	2.33%
Real Return Portfolio	556	11.962934	12.410444	7,659	2.09%	1.00%	2.00%	9.45%	10.57%
Total Return Portfolio	796	12.002816	12.451883	10,446	2.67%	1.00%	2.00%	1.54%	2.58%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	55	13.589094	13.982274	764	0.00%	1.40%	1.70%	-8.15%	-7.87%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	10.056222	10.340842	246	1.51%	1.00%	1.75%	-0.21%	0.55%
2025 ETF Fund	22	9.539855	9.809874	205	1.42%	1.00%	1.75%	-1.49%	-0.74%
2035 ETF Fund	20	8.951236	9.204655	169	1.15%	1.00%	1.75%	-3.40%	-2.66%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from May 2, 2011 (commencement of operations) to December 31, 2011.

42

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Year Ended December 31, 2010
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	59	$6.470723	$6.609293	$388	3.06%	1.00%	1.80%	2.42%	3.26%
American Century Variable Portfolios - Class I:
Vista Fund	134	8.277643	8.447685	1,459	0.00%	1.00%	1.75%	21.72%	22.65%
American Century Variable Portfolios - Class II:
Large Company Value Fund	78	8.379646	8.551779	731	1.40%	1.00%	1.75%	8.86%	9.69%
Mid Cap Value Fund	64	11.323945	11.556464	830	2.09%	1.00%	1.75%	16.90%	17.79%
Ultra Fund	17	10.162319	10.320486	180	0.30%	1.40%	1.65%	13.91%	14.20%
Calamos Advisors Trust:
Growth and Income Portfolio	170	10.779388	11.000721	1,813	1.97%	1.00%	1.75%	9.64%	10.48%
Davis Variable Account Fund, Inc.:
Value Portfolio	439	8.666676	8.893019	3,835	1.61%	1.00%	1.95%	10.57%	11.64%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	82	10.126186	10.334125	1,003	0.61%	1.00%	1.75%	12.54%	13.40%
Stock Index Fund, Inc.	1,081	9.047928	9.292102	12,924	1.57%	1.00%	2.00%	12.25%	13.39%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	34	13.617148	13.958169	475	0.00%	1.40%	1.80%	27.60%	28.11%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	22	9.917702	10.185373	211	0.64%	1.00%	2.00%	24.41%	25.68%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	3,644	0.962210	0.987722	3,657	0.02%	1.00%	1.95%	-1.99%	-1.00%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	52	13.291456	13.751185	718	1.87%	1.40%	1.80%	12.98%	13.43%
DWS Variable Series II - Class A:
Global Thematic VIP	4	8.400455	8.573022	34	0.65%	1.00%	1.75%	11.67%	12.52%
DWS Variable Series II - Class B:
Dreman Small Mid Cap Value VIP (*)	1	10.861584	10.917154	8	0.00%	1.00%	1.75%	8.62%	9.17%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	993	9.784589	10.080308	9,832	0.74%	0.75%	1.85%	9.57%	10.79%
Ibbotson Conservative ETF Asset Allocation Portfolio	301	10.255725	10.466234	3,121	1.30%	1.00%	1.75%	4.52%	5.32%
Ibbotson Growth ETF Asset Allocation Portfolio	2,013	9.513007	9.708368	19,242	0.72%	1.00%	1.75%	11.87%	12.72%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	585	10.041865	10.248024	5,939	0.53%	1.00%	1.75%	6.97%	7.79%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	8	15.751718	15.952883	130	0.89%	1.00%	1.75%	25.98%	26.94%
Franklin U.S. Government Fund	131	10.832468	11.115070	1,442	3.20%	1.00%	1.95%	3.23%	4.23%
Mutual Global Discovery Securities Fund	23	13.059139	13.226029	299	1.58%	1.00%	1.75%	10.00%	10.84%
Mutual Shares Securities Fund	107	8.897999	9.138067	967	1.44%	1.00%	2.00%	8.97%	10.08%
Templeton Foreign Securities Fund	66	8.936391	9.005516	600	1.63%	1.00%	1.80%	6.46%	7.32%
Templeton Global Bond Securities Fund	45	12.602330	12.774265	572	0.95%	1.00%	1.80%	12.39%	13.30%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	10.643531	10.848006	395	0.96%	1.40%	1.80%	7.59%	8.02%
Global Health Care Fund	58	13.674634	14.027646	815	0.00%	1.40%	1.70%	3.50%	3.82%
Small Cap Equity Fund	101	10.652494	10.880488	1,046	0.00%	1.00%	1.80%	26.23%	27.25%
Van Kampen U.S. Mid Cap Value Portfolio	150	9.944060	10.212394	2,489	0.93%	1.00%	2.00%	19.80%	21.02%
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	128	8.060636	8.233218	1,045	5.43%	1.00%	1.80%	15.13%	16.07%
Government Securities Fund	84	12.137272	12.450523	1,041	4.39%	1.40%	1.70%	3.32%	3.63%
International Growth Fund	60	9.069558	9.314225	554	1.83%	1.00%	2.00%	10.36%	11.48%
Mid Cap Core Equity Fund	62	10.164508	10.438767	871	0.33%	1.00%	2.00%	11.50%	12.64%
Utilities Fund	80	15.300605	15.614793	1,241	3.22%	1.40%	1.70%	4.21%	4.52%
Janus Aspen Series - Service Shares:
Balanced Portfolio	302	15.720479	11.052679	4,206	2.61%	1.00%	1.80%	6.17%	7.04%
Enterprise Portfolio	61	9.708680	9.970796	888	0.00%	1.00%	2.00%	23.01%	24.27%
Janus Portfolio	172	9.402980	9.656721	2,151	0.37%	1.00%	2.00%	11.97%	13.12%
Overseas Portfolio	619	9.989001	10.258563	8,742	0.55%	1.00%	2.00%	22.52%	23.77%
Worldwide Portfolio	13	12.516371	12.839573	165	0.47%	1.40%	1.70%	13.56%	13.90%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	84	10.330062	10.608601	982	5.85%	1.00%	2.00%	5.00%	6.07%
Mid Cap Growth Portfolio	81	11.797164	11.372385	933	0.00%	1.00%	1.80%	29.94%	30.99%
U.S. Real Estate Portfolio	151	21.365561	22.104864	3,323	2.16%	1.40%	1.80%	27.63%	28.15%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	141	9.667942	9.866519	1,998	0.32%	1.00%	1.75%	16.86%	17.75%
Small-Cap Growth Portfolio	20	11.638908	11.939400	239	0.00%	1.40%	1.70%	17.58%	17.94%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	105	11.052216	7.816423	1,127	1.12%	1.00%	1.80%	10.65%	11.55%
Capital Appreciation Fund	256	8.488664	8.717787	2,471	0.00%	1.00%	2.00%	6.96%	8.05%
Global Securities Fund	120	18.821424	9.884958	1,858	1.10%	1.00%	1.80%	13.62%	14.55%
Main Street Fund	132	9.169411	9.416867	1,372	0.75%	1.00%	2.00%	13.51%	14.67%
Main Street Small Cap Fund	141	10.537658	10.822114	2,378	0.38%	1.00%	2.00%	20.60%	21.82%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	89	11.467345	11.776522	1,319	7.42%	1.00%	2.00%	12.22%	13.36%
Real Return Portfolio	442	10.939102	11.224463	5,865	1.44%	1.00%	1.95%	6.00%	7.03%
Total Return Portfolio	721	11.820199	12.138890	9,432	2.59%	1.00%	2.00%	5.96%	7.04%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	58	14.794413	15.176287	872	0.00%	1.40%	1.70%	9.32%	9.65%
Wilshire Variable Insurance Trust:
2015 ETF Fund	26	10.077834	10.284702	253	0.71%	1.00%	1.75%	9.58%	10.42%
2025 ETF Fund	14	9.683884	9.882687	132	0.74%	1.00%	1.75%	9.94%	10.78%
2035 ETF Fund	16	9.266038	9.456316	142	0.61%	1.00%	1.75%	10.68%	11.53%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from May 1, 2010 (commencement of operations) to December 31, 2010.

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2014, 2013 and 2012

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2014, 2013 and 2012

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2014 and 2013, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
	2014	2013
ASSETS
Invested assets:
Fixed maturities—available for sale—at fair value (amortized cost—$2,207,756 and $2,093,757)	$2,341,441	$2,187,827
Equity securities—available for sale—at fair value Common stocks (cost—$5,902 and $6,105)	6,395	6,007
Perpetual preferred stocks (cost—$1,000 and $1,000)	1,028	1,060
Policy loans	60,396	60,041
Cash and cash equivalents	21,898	24,927

Total cash and investments	2,431,158	2,279,862
Accrued investment income	22,684	22,597
Unamortized insurance acquisition costs, net	81,556	109,057
Other assets	15,660	23,658
Variable annuity assets (separate accounts)	661,887	664,531

Total assets	$3,212,945	$3,099,705

LIABILITIES
Annuity benefits accumulated	$2,164,932	$2,086,129
Current federal income tax payable to affiliate	373	2,758
Deferred federal income tax liability	48,796	42,259
Other liabilities	7,104	11,077
Variable annuity liabilities (separate accounts)	661,887	664,531

Total liabilities	2,883,092	2,806,754
STOCKHOLDER’S EQUITY
Common stock, par value—$125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	102,203	81,877
Accumulated other comprehensive income, net of tax	48,241	31,665

Total stockholder’s equity	329,853	292,951

Total liabilities and stockholder’s equity	$3,212,945	$3,099,705

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Net investment income	$114,373	$113,690	$113,206
Realized gains on securities (*)	3,302	3,108	10,648
Annuity policy charges	14,900	14,768	15,065
Other income	1,542	1,443	1,301

Total revenues	134,117	133,009	140,220
Cost and expenses:
Annuity benefits	62,168	47,976	52,733
Insurance acquisition expenses, net	27,075	22,865	35,611
Other operating and general expenses	15,579	16,634	18,131

Total costs and expenses	104,822	87,475	106,475

Operating earnings before income taxes	29,295	45,534	33,745
Provision for income tax expense	8,969	14,836	10,962

Net earnings	$20,326	$30,698	$22,783

(*) Consists of the following:
Realized gains before impairments	$3,303	$3,231	$11,003
Losses on securities with impairment	(1)	(115)	(403)
Non-credit portion of impairment recognized in other comprehensive (loss) income	—	(8)	48

Impairment charges recognized in earnings	(1)	(123)	(355)

Total realized gains on securities	$3,302	$3,108	$10,648

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
	2014	2013	2012
Comprehensive Income:
Net earnings	$20,326	$30,698	$22,783
Other comprehensive income, net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	18,722	(27,566)	26,980
Reclassification adjustment for realized gains included in net earnings	(2,146)	(2,020)	(6,921)

Total net unrealized gains (losses) on securities	16,576	(29,586)	20,059

Total comprehensive income, net of tax	$36,902	$1,112	$42,842

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
	2014	2013	2012
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$81,877	$51,179	$28,396
Net earnings	20,326	30,698	22,783

Balance at end of year	$102,203	$81,877	$51,179

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$31,665	$61,251	$41,192
Change in net unrealized gains (losses) on securities, net of tax	16,576	(29,586)	20,059

Balance at end of year	$48,241	$31,665	$61,251

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
	2014	2013	2012
Operating Activities:
Net earnings	$20,326	$30,698	$22,783
Adjustments:
Benefits to annuity policyholders	62,168	47,976	52,733
Amortization of insurance acquisition costs	22,422	18,236	30,729
Depreciation and amortization	(7,971)	(5,776)	(6,005)
Realized (gains) losses on investments, net	(3,302)	(3,108)	(10,648)
Change in:
Insurance acquisition costs, net	(11,223)	(11,558)	(13,068)
Accrued investment income	(87)	(358)	(593)
Payable to affiliates, net	(4,773)	4,477	(2,428)
Other liabilities	(2,777)	4,526	1,661
Other assets	13,967	4,838	(78)
Other, net	(116)	(264)	(47)

Net cash provided by operating activities	88,634	89,687	75,039
Investing Activities:
Purchases of:
Fixed maturities	(378,077)	(410,728)	(320,827)
Equity securities	—	(5,855)	(498)
Proceeds from:
Maturities and redemptions of fixed maturities	270,330	291,243	158,388
Sales of fixed maturities	3,729	20,342	34,998
Sales of equity maturities	564	555	10,971
(Increase) decrease in policy loans, net	(355)	169	(340)

Net cash used in investing activities	(103,809)	(104,274)	(117,308)
Financing Activities:
Annuity receipts	229,217	232,682	267,760
Annuity surrenders, benefits and withdrawals	(260,466)	(251,703)	(258,743)
Net transfers from variable annuity assets	43,395	31,924	36,058

Net cash provided by financing activities	12,146	12,903	45,075

Net (decrease) increase in cash and cash equivalents	(3,029)	(1,684)	2,806
Beginning cash and cash equivalents	24,927	26,611	23,805

Ending cash and cash equivalents	$21,898	$24,927	$26,611

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation. Events or transactions occurring subsequent to December 31, 2014, and prior to the filing of these audited financial statements, have been evaluated for potential recognition or disclosure herein.

FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2014 or 2013.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC and certain other balance sheet amounts related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of derivatives in annuity benefits accumulated are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

December 31, 2014	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$3,423	$7,260	$—	$10,683
States, municipalities and political subdivisions	—	362,051	—	362,051
Asset-backed securities		216,611	14,899	231,510
Residential MBS	—	274,765	20,310	295,075
Commercial MBS	—	245,682	3,615	249,297
Corporate and other	—	1,175,597	17,228	1,192,825
Equity securities:
Common stocks	6,395	—	—	6,395
Perpetual preferred stocks	—	1,028	—	1,028
Variable annuity (separate accounts) (*)	—	661,887	—	661,887
Other assets	—	11,509	—	11,509

Total assets accounted for at fair value	$9,818	$2,956,390	$56,052	$3,022,260

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$55,653	$55,653

	$—	$—	$55,653	$55,653

December 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$3,515	$7,726	$—	$11,241
States, municipalities and political subdivisions	—	307,920	—	307,920
Asset-backed securities		150,175	4,868	155,043
Residential MBS	—	283,338	25,677	309,015
Commercial MBS	—	290,884	1,580	292,464
Corporate and other	—	1,101,740	10,404	1,112,144
Equity securities:
Common stocks	6,007	—	—	6,007
Perpetual preferred stocks	—	1,060	—	1,060
Variable annuity (separate accounts) (*)	—	664,531	—	664,531
Other assets	—	12,681	3,374	16,055

Total assets accounted for at fair value	$9,522	$2,820,055	$45,903	$2,875,480

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$41,798	$41,798

	$—	$—	$41,798	$41,798

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

During 2014 and 2013, there were no transfers between Level 1 and Level 2. Less than 2% of the December 31, 2014 total assets accounted for at fair value were Level 3 assets. Approximately 43% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent approximately 3% of shareholders’ equity.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $55.7 million at December 31, 2014. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.40% - 1.75% over the risk free rate
Risk margin for uncertanty in cash flows	0.52% reduction in the discount rate
Surrenders	4% - 16% of indexed account value
Partial surrenders	2% - 6% of indexed account value
Annuitizations	1% - 1.5% of indexed account value
Deaths	1.5% - 3.0% of indexed account value
Budgeted option costs	2.25% - 3.5% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 5% to 11% in the majority of future calendar years (4%—16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2014, 2013, and 2012 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
Residential MBS	$25,677	$248	$(244)	$—	$(2,483)	$7,323	$(10,211)	$20,310
Commercial MBS	1,580	(22)	(5)	—	—	2,062	—	3,615
Asset-backed securities	4,868	736	(79)	7,674	(3,212)	5,907	(995)	14,899
Corporate and other	10,404	643	322	—	(2,831)	8,690	—	17,228
Other assets	3,374	50	—	—	(3,424)	—	—	—
Embedded derivatives	41,798	11,683	—	5,735	(3,563)	—	—	55,653

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
States, municipalities and political subdivisions	$—	$—	$—	$—	$—	$—	$—	$—
Residential MBS	26,699	409	727	685	(5,891)	8,801	(5,753)	25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset-backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives	38,733	2,020	—	3,987	(2,942)	—	—	41,798

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2011	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2012
AFS fixed maturities:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Asset-backed securities	6,713	90	573	—	(176)	2,023	—	9,223
Corporate and other	22,575	3	1,038	980	(1,767)	—	(11,101)	11,728
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

2014	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Policy loans	$60,396	$60,396	$—	$—	$60,396
Cash and cash equivalents	21,898	21,898	21,898	—	—

Total financial assets not accounted for at fair value	$82,294	$82,294	$21,898	$—	$60,396

Financial liabilities:
Annuity benefits accumulated*	$2,156,207	$2,123,883	$—	$—	$2,123,883

Total financial liabilities not accounted for at fair value	$2,156,207	$2,123,883	$—	$—	$2,123,883

2013	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Policy loans	$60,041	$60,041	$—	$—	$60,041
Cash and cash equivalents	24,927	24,927	24,927	—	—

Total financial assets not accounted for at fair value	$84,968	$84,968	$24,927	$—	$60,041

Financial liabilities:
Annuity benefits accumulated*	$2,035,858	$1,949,827	$—	$—	$1,949,827

Total financial liabilities not accounted for at fair value	$2,035,858	$1,949,827	$—	$—	$1,949,827

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2014
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$9,937	$10,683	$746	$—
States, municipalities and political subdivisions	344,053	362,051	19,006	(1,008)
Residential MBS	266,453	295,075	29,691	(1,069)
Commercial MBS	232,371	249,297	16,926	—
Asset-backed securities	230,378	231,510	2,576	(1,444)
Corporate and other	1,124,564	1,192,825	70,641	(2,380)

Total fixed maturities	$2,207,756	$2,341,441	$139,586	$(5,901)

Common stocks	$5,902	$6,395	$499	$(6)

Perpetual preferred stocks	$1,000	$1,028	$28	$—

	2013
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,510	$11,241	$731	$—
States, municipalities and political subdivisions	313,059	307,920	8,596	(13,735)
Residential MBS	282,059	309,013	28,958	(2,004)
Commercial MBS	270,947	292,464	22,002	(485)
Asset-backed securities	154,262	155,045	2,184	(1,401)
Corporate and other	1,062,920	1,112,144	58,554	(9,330)

Total fixed maturities	$2,093,757	$2,187,827	$121,025	$(26,955)

Common stocks	$6,105	$6,007	$290	$(388)

Perpetual preferred stocks	$1,000	$1,060	$60	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2014 and 2013, respectively, were $23.2 million and $23.6 million. Gross unrealized gains on such securities at December 31, 2014 and December 31, 2013 were $13.5 million and $13.8 million, respectively. Gross unrealized losses on such securities at December 31, 2014 and December 31, 2013 were $0.6 million and $1.3 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in accumulated other comprehensive income adjusted for subsequent changes in fair values and all relate to residential MBS.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013.

	Less Than Twelve Months			Twelve Months or More
2014	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	—	—	—%	1,008	47,559	98%
Residential MBS	118	7,003	98%	951	14,983	94%
Commercial MBS	—	—	—%	—	—	—%
Asset-backed securities	641	78,596	99%	803	41,993	98%
Corporate and other	1,018	34,755	97%	1,362	46,897	97%

Total fixed maturities	$1,777	$120,354	99%	$4,124	$151,432	97%

Common stocks	$6	$1,357	100%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2013	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	9,679	136,700	93%	4,056	29,726	88%
Residential MBS	505	25,418	98%	1,499	20,579	93%
Commercial MBS	485	13,246	96%	—	—	—%
Asset-backed securities	1,218	80,220	99%	183	4,909	96%
Corporate and other	8,735	231,207	96%	595	8,517	93%

Total fixed maturities	$20,622	$486,791	96%	$6,333	$63,731	91%

Common stocks	$388	$2,942	88%	$—	$—	—%

At December 31, 2014, the gross unrealized losses on fixed maturities of $5.9 million relate to approximately 227 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 77% of the gross unrealized loss and 89% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

At December 31, 2014, gross unrealized losses on AILIC’s residential MBS represented 18% of the total gross unrealized loss on fixed maturity securities and 23% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (47 securities), approximately 21% of the unrealized losses and 28% of the fair value relate to investment grade rated securities.

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2014, AILIC recorded no other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2014.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2014	2013	2012
Balance at January 1	$22.1	$22.1	$21.6
Additional credit impairments on:
Previously impaired securities	—	—	0.4
Securities without prior impairments	—	—	0.2
Reductions - disposals	(2.3)	—	(0.1)

Balance at December 31	$19.8	$22.1	$22.1

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2014 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
Maturity	Cost	Amount	%
One year or less	$70,875	$73,009	3%
After one year through five years	278,226	303,727	13%
After five years through ten years	826,838	872,835	37%
After ten years	302,615	315,988	14%

Subtotal	1,478,554	1,565,559	67%
MBS (average life of approximately 4 1/2 years)	498,824	544,372	23%
Asset-backed securities (average life of approximately 5 years)	230,378	231,510	10%

Total	$2,207,756	$2,341,441	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2014, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2014 or 2013.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that are included in accumulated other comprehensive income in AILIC’s Balance Sheet.

December 31, 2014	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$133,685	$(46,789)	$86,896
Equity securities	521	(182)	339
Deferred policy acquisition costs	(58,213)	20,375	(37,838)
Annuity benefits accumulated	(1,780)	624	(1,156)

	$74,213	$(25,972)	$48,241

December 31, 2013	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$94,070	$(32,925)	$61,145
Equity securities	(38)	13	(25)
Deferred policy acquisition costs	(44,244)	15,486	(28,758)
Annuity benefits accumulated	(1,074)	377	(697)

	$48,714	$(17,049)	$31,665

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2014
Realized before impairments	$2,509	$361	$433	$(1,156)	$2,147
Realized - impairments	—	(1)	—	—	(1)
Change in unrealized	39,614	558	(14,673)	(8,923)	16,576
Year ended December 31, 2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)
Year ended December 31, 2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2014	2013	2012
Fixed maturities:
Gross gains	$2,514	$3,077	$3,874
Gross losses	(5)	(311)	(406)
Equity securities:
Gross gains	361	260	7,934
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2014	2013	2012
Investment income
Fixed maturities	$109,679	$109,451	$109,149
Equity securities	801	445	94
Short-term investments	6	5	8
Policy loans	3,949	4,113	4,123
Other	133	261	354

Gross investment income	114,568	114,275	113,728
Investment expenses	(195)	(585)	(522)

Net investment income	$114,373	$113,690	$113,206

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of less than $0.1 million in 2014, $0.4 million in 2013 and $0.4 million in 2012.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2014		December 31, 2013
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$55,653	$—	$41,798
Equity index call options	Other assets	11,509	—	12,681	—

		$11,509	$55,653	$12,681	$41,798

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2014, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2014, 2013 and 2012 (in thousands):

Derivative	Statement of Earnings Line	2014	2013	2012
Indexed annuities (embedded derivatives)	Annuity benefits	$(11,683)	$(2,020)	$99
Equity index call options	Annuity benefits	6,594	11,196	5,709

		$(5,089)	$9,176	$5,808

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F. UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171
Additions	13,068	3,473	—	16,541
Amortization:
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(18,236)	(3,864)	—	(22,100)
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	$126,630	$26,671	$(44,244)	$109,057

Additions	11,224	1,900	—	13,124
Amortization:
Periodic amortization	(22,422)	(4,669)	—	(27,091)
Included in realized gains	404	31	—	435
Change in unrealized	—	—	(13,969)	(13,969)

Balance at December 31, 2014	$115,836	$23,933	$(58,213)	$81,556

G. STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

Net Income			Capital and Surplus
2014	2013	2012	2014	2013
$27,589	$23,218	$29,500	$227,090	$203,243

The maximum amount of dividends that can be paid to stockholders in 2015 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2015 without prior approval is $27.6 million, based on net income. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2014, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2014 or 2013.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G. STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains/(losses) on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other	AOCI Ending Balance
Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$28,801	$(10,079)	$18,722
Reclassification adjustment for realized gains (losses) included in net earnings (a)		(3,302)	1,156	(2,146)

Total net unrealized gains on securities (b)	$31,665	$25,499	$(8,923)	$16,576	$—	$48,241

Year ended December 31, 2013
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(42,410)	$14,844	$(27,566)
Reclassification adjustment for realized gains (losses) included in net earnings (a)		(3,108)	1,088	(2,020)

Total net unrealized gains on securities (b)	$61,251	$(45,518)	$15,932	$(29,586)	$—	$31,665

Year ended December 31, 2012
Net unrealized gains on securities (b)	$41,192	$30,858	$(10,799)	$20,059	$—	$61,251

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Consolidated Statement of Earnings

OCI component	Affected line in the Consolidated Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains (losses) of $4.6 million, $4.2 million and ($17.8) million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (in thousands):

	2014		2013		2012
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$29,295		$45,534		$33,745

Income taxes at statutory rate	$10,253	35%	$15,937	35%	$11,811	35%
Effect of:
Dividends received deduction	(1,070)	(4%)	(906)	(2%)	(880)	(3%)
IRS settlement	(58)	(0%)	(208)	0%	—	0%
Change in uncertain tax position liability	(121)	(0%)	48	0%	—	0%
Other	(35)	(0%)	(35)	0%	31	0%

Provision for income taxes as shown on the Statement of Earnings	$8,969	30%	$14,836	33%	$10,962	32%

	2014	2013	2012
Federal taxes:
Current	$11,356	$11,595	$11,816
Deferred	(2,387)	3,241	(854)

Provision for income tax expense	$8,969	$14,836	$10,962

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2014	2013
Deferred tax assets:
Policyholder liabilities	$27,760	$29,556
Investment securities	—	1,587
Other, net	448	524

Total deferred tax assets	28,208	31,667
Deferred tax liabilities:
Unamortized insurance acquisition costs	(48,310)	(52,985)
Unrealized gains	(25,975)	(17,050)
Investment securities	(2,719)	(3,891)

Total deferred tax liabilities	(77,004)	(73,926)

Deferred federal income tax liability	$(48,796)	$(42,259)

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES (CONTINUED)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, AFG’s uncertain tax positions are now effectively settled, allowing AILIC to reduce its liability for previously uncertain tax positions by $1.6 million in the third quarter of 2014.

AILIC (decreased) /increased its liability for uncertain tax positions by ($1.6) million in 2014, $(0.2) million in 2013 and $0.3 million in 2012, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2014	2013	2012
Balance at January 1	$1,587	$1,749	$1,406
Additions/(reductions) for tax positions of current year	(1,587)	(162)	343

Balance at December 31	$—	$1,587	$1,749

As of December 31, 2014, AILIC’s 2012 through 2014 tax years remain subject to examination by the Internal Revenue Service. Cash payments for income taxes, net of refunds, were $13.7 million, $10.4 million and $13.4 million in 2014, 2013 and 2012, respectively.

I. ADDITIONAL INFORMATION

For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in the Company’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2014	2013
Excess death and annuitization	$797	$752
Guaranteed withdrawal benefits	2,169	1,865

At December 31, 2014, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $23.3 million, compared to $26.1 million at December 31, 2013. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2014 and December 31, 2013. Death benefits paid in excess of the variable annuity account balances were $0.2 million, $0.2 million and $0.5 million for 2014, 2013 and 2012, respectively. The weighted average age of these policyholders was 55 years old at December 31, 2014.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2014, 2013 and 2012 AILIC paid $4.5 million, $4.2 million and $4.5 million, respectively, to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I. ADDITIONAL INFORMATION (CONTINUED)

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2014, 2013 and 2012, AILIC paid $16.1 million, $16.0 million and $18.5 million, respectively, for services to affiliates.

AILIC expensed approximately $0.3 million in 2014 and $0.4 million in 2013 and 2012 for its retirement and employee savings plans.

26

PART C

Other Information

Note:	This Part C contains information related to ContributorPlus individual variable annuity contract (File No. 333-148459) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814807NW). 10/

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505NW). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

1

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)	AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AB (formerly AllianceBernstein) Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(i)	AB (formerly Alliance Bernstein): Variable Insurance Products Fund, Inc.: Amendment dated as of May 1, 2015 to Participation Agreement. 17/

(j)	AB (formerly AllianceBernstein): Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/

2

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. 13/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 15/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 15/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 15/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

3

(w)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

(i)	Deutsche Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 17/

(x)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	Deutsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/

(y)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 16/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 16/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 17/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

4

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 15/

(pp)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(i)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 17/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(uu)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated May 1, 2015 to Participation Agreement. 17/

(v.)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated May 1, 2015 to Participation Agreement. 17/

5

(vv)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 17/

(ww)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2014. FW

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095
6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299
7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148459 (ContributorPlus), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

6

13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 20, 2011. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
15/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
16/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.
17/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2015. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.
FW/	Filed herewith.

7

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L.Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 28, 2015, there were 163 Individual Contract Owners of which 157 were qualified and 6 were non-qualified.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

8

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 27, 2015.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 27, 2015

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 27, 2015

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 27, 2015

/s/ Michael J. Prager	Director
Michael J. Prager*	April 27, 2015

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 27, 2015

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 27, 2015

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2014.

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